                                                      Registration No. 333-23327
                                                                       811-07463


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 3
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                         Post-Effective Amendment No. 11

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                ------------------------------------------------
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                     --------------------------------------
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111
                                                           --------------
                                ERNEST J. WRIGHT
                                    Secretary
                     The Travelers Life and Annuity Company
                                One Tower Square
                           Hartford, Connecticut 06183
                           ---------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

______    immediately upon filing pursuant to paragraph (b) of Rule 485.

  X       on May 1, 2000 pursuant to paragraph (b) of Rule 485.
-----

______    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

______    on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

________ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      Information Required in a Prospectus

                      TRAVELERS ACCESS ANNUITY PROSPECTUS:
                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS ACCESS ANNUITY, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") accumulate on a fixed basis and/ or a variable basis. Your contract value will vary daily to reflect the investment experience of the subaccounts ("funding options") you select and any interest credited to the Fixed Account. The variable funding options are:


  Capital Appreciation Fund                                  TRAVELERS SERIES FUND INC.
  Money Market Portfolio                                     Alliance Growth Portfolio
  ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.                MFS Total Return Portfolio
    Premier Growth Portfolio Class B                         Putnam Diversified Income Portfolio
  DELAWARE GROUP PREMIUM FUND                                THE TRAVELERS SERIES TRUST
    REIT Series                                              Convertible Bond Portfolio
  DREYFUS VARIABLE INVESTMENT FUND                           Disciplined Mid Cap Stock Portfolio
    Appreciation Portfolio(1)                                Disciplined Small Cap Stock Portfolio
    Small Cap Portfolio                                      Equity Income Portfolio
  GREENWICH STREET SERIES FUND                               Federated High Yield Portfolio
    Equity Index Portfolio Class II Shares                   Federated Stock Portfolio
  JANUS ASPEN SERIES                                         Large Cap Portfolio
    Balanced Portfolio -- Service Shares                     Lazard International Stock Portfolio
    Global Life Sciences Portfolio -- Service Shares         MFS Emerging Growth Portfolio
    Global Technology Portfolio -- Service Shares            MFS Mid Cap Growth Portfolio
    Worldwide Growth Portfolio -- Service Shares             MFS Research Portfolio
  SALOMON BROTHERS VARIABLE SERIES FUND INC.                 Strategic Stock Portfolio
    Capital Fund                                             Travelers Quality Bond Portfolio
    Investors Fund                                           VARIABLE INSURANCE PRODUCTS FUND II
    Small Cap Growth Fund                                    (FIDELITY)
                                                             Contrafund(R) Portfolio -- Service Class
                                                             2
                                                             WARBURG PINCUS TRUST
                                                             Emerging Markets Portfolio


---------------

    (1) Formerly Capital Appreciation Portfolio


The Fixed Account is described in Appendix C. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about the Travelers Fund ABD for Variable Annuities or the Travelers Fund ABD II for Variable Annuities ("Separate Account") by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2000

                               TABLE OF CONTENTS

Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
Condensed Financial Information.......      9
The Annuity Contract..................      9
  Contract Owner Inquiries............      9
  Purchase Payments...................      9
  Accumulation Units..................      9
  The Funding Options.................     10
Charges and Deductions................     13
  General.............................     13
  Administrative Charges..............     13
  Mortality and Expense Risk Charge...     14
  Funding Option Expenses.............     14
  Premium Tax.........................     14
  Changes in Taxes Based Upon Premium
     or Value.........................     14
Transfers.............................     14
  Dollar Cost Averaging...............     15
Access to Your Money..................     15
  Systematic Withdrawals..............     16
  Loans...............................     16
Ownership Provisions..................     16
  Types of Ownership..................     16
     Contract Owner...................     16
     Beneficiary......................     17
     Annuitant........................     17
Death Benefit.........................     17
  Death Proceeds Before the Maturity
     Date.............................     17
  Payment of Proceeds.................     17
  Death Proceeds After the Maturity
     Date.............................     19
The Annuity Period....................     19
  Maturity Date.......................     19
  Allocation of Annuity...............     19
  Variable Annuity....................     20
  Fixed Annuity.......................     20
Payment Options.......................     20
  Election of Options.................     20
  Annuity Options.....................     21
  Income Options......................     21
Miscellaneous Contract Provisions.....     22
  Right to Return.....................     22
  Termination.........................     22
  Required Reports....................     22
  Suspension of Payments..............     23
  Transfers of Contract Values to
     Other Annuities..................     23
The Separate Accounts.................     23
  Performance Information.............     23
Federal Tax Considerations............     24
  General Taxation of Annuities.......     24
  Types of Contracts: Qualified or
     Nonqualified.....................     24
  Nonqualified Annuity Contracts......     25
  Qualified Annuity Contracts.........     25
  Penalty Tax for Premature
     Distributions....................     25
  Diversification Requirements for
     Variable Annuities...............     25
  Ownership of the Investments........     26
  Mandatory Distributions for
     Qualified Plans..................     26
  Taxation of Death Benefit
     Proceeds.........................     26
Other Information.....................     26
  The Insurance Companies.............     26
  Financial Statements................     27
  IMSA................................     27
  Distribution of Variable Annuity
     Contracts........................     27
  Conformity with State and Federal
     Laws.............................     27
  Voting Rights.......................     28
  Legal Proceedings and Opinions......     28
Appendix A: Condensed Financial
  Information for The Travelers
  Insurance Company: Separate Account
  ABD.................................    A-1
Appendix B: Condensed Financial
  Information for The Travelers Life &
  Annuity Company: Separate Account
  ABD II..............................    B-1
Appendix C: The Fixed Account.........    C-1
Appendix D: Contents of the Statement
  of Additional Information...........    D-1


                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Period...................      9
Accumulation Unit.....................      9
Annuitant.............................     17
Annuity Payments......................     19
Annuity Unit..........................     10
Contingent Annuitant..................     17
Contract Date.........................      9
Contract Owner (You, Your)............     16
Contract Value........................      9
Contract Year.........................      9
Death Report Date.....................     17
Fixed Account.........................    C-1
Funding Option(s).....................     10
Maturity Date.........................     19
Purchase Payment......................      9
Underlying Fund.......................     10
Written Request.......................      9

                                    SUMMARY:
                            TRAVELERS ACCESS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you purchased your Contract. Each company sponsors its own separate account, both of which are described later in this prospectus. The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities ("Fund ABD"); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing company. Your issuing company is The Travelers Life and Annuity Company unless you purchased your contract in the locations listed below, which contracts are issued by The Travelers Insurance Company.



Kansas                                           Oregon(1)
Maine                                            Puerto Rico
New Hampshire()                                  Tennessee
New Jersey                                       Washington(1)
New York                                         Wyoming
North Carolina


---------------

(1) The Travelers Insurance Company issues only single premium contracts with variable and fixed accounts for these states. The Travelers Life and Annuity Company issues only flexible premium contracts with variable accounts in these states. Please refer to your Contract or ask your agent for more information.



You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract where the Contract has been approved. Not all locations have approved all Contracts.



CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Company is a variable annuity intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.


The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options or income options.

Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); and (3) rollovers from other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $500 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the contract value(including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded. During the remainder of the right to return period, the contract value (including charges) will be refunded. The contract value will be determined at the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account or any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and Nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account Value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For Contracts with a value of less than $40,000 on the deduction date, the Company deducts an annual administrative charge of $30. The annual insurance charge is 1.25% of the amounts you direct to the funding options, and the sub-account administrative charge is 0.15% annually. Each funding option also charges for management and other expenses. Please refer to the Fee Table for more information about the charges.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity or income payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. There are no withdrawal charges, however, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions. Certain states may have varying age requirements. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

                                   FEE TABLE
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTIONS EXPENSES

     ANNUAL CONTRACT ADMINISTRATIVE CHARGE                   $30
          (Waived if contract value is $40,000 or more)

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the
  Separate Account)
       Mortality and Expense Risk Charge.................    1.25%
       Administrative Expense Charge.....................    0.15%
                                                             -----
          Total Separate Account Charges.................    1.40%

FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding Option as of December 31, 1999, unless otherwise noted)


                                                                                               TOTAL
                                                                                          ANNUAL OPERATING
                                            MANAGEMENT FEE               OTHER EXPENSES       EXPENSES
                                            (AFTER EXPENSE               (AFTER EXPENSE    (AFTER EXPENSE
             FUNDING OPTIONS:               REIMBURSEMENT)   12B-1 FEE   REIMBURSEMENT)    REIMBURSEMENT)
----------------------------------------------------------------------------------------------------------
Capital Appreciation Fund.................       0.75%                        0.08%             0.83%
Money Market Portfolio....................       0.32%                        0.08%             0.40%(1)
ALLIANCE VARIABLE PRODUCT SERIES FUND,
  INC.
    Premier Growth Portfolio -- Class B...       1.00%         0.25%          0.04%             1.29%
DELAWARE GROUP PREMIUM FUND
    REIT Series...........................       0.64%                        0.21%             0.85%(2)
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio(3).............       0.75%                        0.03%             0.78%
    Small Cap Portfolio...................       0.75%                        0.03%             0.78%
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class II
      Shares..............................       0.21%         0.25%          0.05%             0.51%(4)
JANUS ASPEN SERIES
    Balanced Portfolio -- Service
      Shares..............................       0.65%         0.25%          0.02%             0.92%(5)
    Global Life Sciences
      Portfolio -- Service Shares.........       0.65%         0.25%          0.19%             1.09%(5)
    Global Technology Portfolio -- Service
      Shares..............................       0.65%         0.25%          0.13%             1.03%(5)
    Worldwide Growth Portfolio -- Service
      Shares..............................       0.65%         0.25%          0.05%             0.95%(5)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund..........................       0.00%                        1.00%             1.00%(6)
    Investors Fund........................       0.53%                        0.45%             0.98%(6)
    Small Cap Growth Fund.................       0.30%                        1.50%             1.50%(6)
TRAVELERS SERIES FUND INC.
    Alliance Growth Portfolio.............       0.80%                        0.02%             0.82%(7)
    MFS Total Return Portfolio............       0.80%                        0.04%             0.84%(7)
    Putnam Diversified Income Portfolio...       0.75%                        0.08%             0.83%(7)
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio............       0.60%                        0.20%             0.80%(8)
    Disciplined Mid Cap Stock Portfolio...       0.70%                        0.25%             0.95%(9)
    Disciplined Small Cap Stock
      Portfolio...........................       0.80%                        0.20%             1.00%(8)
    Equity Income Portfolio...............       0.75%                        0.13%             0.88%
    Federated High Yield Portfolio........       0.65%                        0.19%             0.84%
    Federated Stock Portfolio.............       0.63%                        0.19%             0.82%
    Large Cap Portfolio...................       0.75%                        0.12%             0.87%
    Lazard International Stock
      Portfolio...........................       0.83%                        0.23%             1.06%
    MFS Emerging Growth Portfolio.........       0.75%                        0.12%             0.87%

                                                                                               TOTAL
                                                                                          ANNUAL OPERATING
                                            MANAGEMENT FEE               OTHER EXPENSES       EXPENSES
                                            (AFTER EXPENSE               (AFTER EXPENSE    (AFTER EXPENSE
             FUNDING OPTIONS:               REIMBURSEMENT)   12B-1 FEE   REIMBURSEMENT)    REIMBURSEMENT)
----------------------------------------------------------------------------------------------------------
    MFS Mid Cap Growth Portfolio..........       0.80%                        0.20%             1.00%(8)
    MFS Research Portfolio................       0.80%                        0.19%             0.99%
    Strategic Stock Portfolio.............       0.60%                        0.30%             0.90%(8)
    Travelers Quality Bond Portfolio......       0.32%                        0.22%             0.54%
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service
      Class 2.............................       0.58%         0.25%          0.07%             0.90%(10)
WARBURG PINCUS TRUST
    Emerging Markets Portfolio............       0.00%                        1.40%             1.40%(11)

NOTES:

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

(1) Other Expenses have been restated to reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Fund for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.40%. Without such arrangement, Total Expenses would have been 0.50% for the MONEY MARKET PORTFOLIO.

(2) The investment adviser for the REIT SERIES is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, Total Annual Operating Expenses for the fund would have been 0.96%.


(3) Formerly known as Dreyfus Capital Appreciation Portfolio.



(4) The Portfolio Management Fee for EQUITY INDEX PORTFOLIO -- CLASS II shares includes 0.06% for fund administration and a distribution plan or "Rule 12b-1 plan". Fees for Class II reflect the period from 3/22/99 (inception date) to 12/31/99. On March 22, 1999, the fund adopted its current fee structure.


(5) Expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of offset arrangements.


(6) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 1999. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been as follows: 0.70%, 0.45% and 1.15% respectively for the INVESTORS FUND; 0.85%, 1.14%, and 1.99% respectively for the CAPITAL FUND; and 0.75%, 15.61%, and 16.36% respectively for the SMALL CAP GROWTH FUND. Expenses for the Small Cap Growth Fund are annualized.


(7) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.


(8) Travelers Insurance has agreed to reimburse the CONVERTIBLE BOND PORTFOLIO, the STRATEGIC STOCK PORTFOLIO, the DISCIPLINED SMALL CAP STOCK PORTFOLIO, and the MFS MID CAP GROWTH PORTFOLIO for expenses for the period ended December 31, 1999 which exceeded 0.80%, 0.90%, 1.00% and 1.00%, respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 1.23%, 0.99%, 1.49%, and 1.07%, respectively.



(9) Other Expenses reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which its aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Annual Operating Expenses would have been 0.99% for the DISCIPLINED MID CAP STOCK PORTFOLIO.


(10) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the Total Annual Operating Expenses presented in the table would have been 0.95% for CONTRAFUND PORTFOLIO -- SERVICE CLASS 2. Service Class 2 expenses are based on estimated expenses for the first year.

(11) Fee waivers, expense reimbursements, or expense credits reduced expenses for the WARBURG PINCUS EMERGING MARKETS PORTFOLIO during 1999, but this may be discontinued at any time. Without such arrangements, the Portfolio's Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 1.88% and 3.13%, respectively. The Portfolio's other expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 1999, net of any fee waivers or expense reimbursements.

EXAMPLE*:

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:


-------------------------------------------------------------------------------------------------------
                                                               IF CONTRACT IS SURRENDERED, ANNUITIZED
                                                                 OR IF NO WITHDRAWALS HAVE BEEN MADE
                                                                     AT THE END OF PERIOD SHOWN:
                                                              -----------------------------------------
                       FUNDING OPTION                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------
Capital Appreciation Fund...................................     23        70         120        257
Money Market Portfolio......................................     18        57          98        213
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B.....................     27        84         143        303
DELAWARE GROUP PREMIUM FUND
    REIT Series.............................................     23        71         121        259
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio..................................     22        68         117        252
    Small Cap Portfolio.....................................     22        68         117        252
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class II Shares...............     19        60         104        224
JANUS ASPEN SERIES
    Balanced Portfolio -- Service Shares....................     24        73         124        266
    Global Life Sciences Portfolio -- Service Shares........     25        78         133        283
    Global Technology Portfolio -- Service Shares...........     25        76         130        278
    Worldwide Growth Portfolio -- Service Shares............     24        74         126        270
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund............................................     24        75         128        275
    Investors Fund..........................................     24        75         127        273
    Small Cap Growth Fund...................................     29        90         153        323
TRAVELERS SERIES FUND INC
    Alliance Growth Portfolio...............................     23        70         119        256
    MFS Total Return Portfolio..............................     23        70         120        258
    Putnam Diversified Income Portfolio.....................     23        70         120        257
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio..............................     22        69         118        254
    Disciplined Mid Cap Stock Portfolio.....................     24        74         126        270
    Disciplined Small Cap Stock Portfolio...................     24        75         128        275
    Equity Income Portfolio.................................     23        72         122        262
    Federated High Yield Portfolio..........................     23        70         120        258
    Federated Stock Portfolio...............................     23        70         119        256
    Large Cap Portfolio.....................................     23        71         122        261
    Lazard International Stock Portfolio....................     25        77         132        281
    MFS Emerging Growth Portfolio...........................     23        71         122        261
    MFS Mid Cap Growth Portfolio............................     24        75         128        275
    MFS Research Portfolio..................................     24        75         128        274
    Strategic Stock Portfolio...............................     23        72         123        264
    Travelers Quality Bond Portfolio........................     20        61         105        227
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service Class 2..............     23        72         123        264
WARBURG PINCUS TRUST
    Emerging Markets Portfolio..............................     28        87         148        314


* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $30 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.009% OF ASSETS.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Access Annuity is a contract between the contract owner ("you"), and the Company. You make purchase payments to us and we credit them to your Contract. The Company promises to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

The initial purchase payment must be at least $20,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments will be credited to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open. Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.

ACCUMULATION UNITS

The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your

Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Contact your registered representative or call 1-800-842-9368 to request additional copies of the prospectuses.

If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:


                                                    INVESTMENT
        FUNDING OPTION                               OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund        Seeks growth of capital through the use of common    Travelers Asset Management
                                 stocks. Income is not an objective. The Fund         International Company LLC
                                 invests principally in common stocks of small to     ("TAMIC")
                                 large companies which are expected to experience     Subadviser: Janus
                                 wide fluctuations in price in both rising and        Capital Corp.
                                 declining markets.                                   ("Janus Capital")
Money Market Portfolio           Seeks high current income from short-term money      TAMIC
                                 market instruments while preserving capital and
                                 maintaining a high degree of liquidity.

ALLIANCE VARIABLE PRODUCT
SERIES FUND, INC.
    Premier Growth Portfolio     Seeks long-term growth of capital by investing       Alliance Capital Management
    Class B                      primarily in equity securities of a limited
                                 number of large, carefully selected, high quality
                                 U.S. companies that are judged likely to achieve
                                 superior earning momentum.

DELAWARE GROUP PREMIUM FUND
    REIT Series                  Seeks maximum long-term total return, by             Delaware Management Company,
                                 investing in securities of companies primarily       Inc.
                                 engaged in the real estate industry. Capital         Subadviser: Lincoln Investment
                                 appreciation is a secondary objective.               Management, Inc.

DREYFUS VARIABLE INVESTMENT
FUND
    Appreciation Portfolio       Seeks primarily to provide long-term capital         The Dreyfus Corporation
                                 growth consistent with the preservation of           Subadviser: Fayez Sarofim & Co.
                                 capital; current income is a secondary investment
                                 objective. The portfolio invests primarily in the
                                 common stocks of domestic and foreign issuers.
    Small Cap Portfolio          Seeks to maximize capital appreciation.              The Dreyfus Corporation

GREENWICH STREET SERIES FUND
    Equity Index Portfolio       Seeks to replicate, before deduction of expenses,    Travelers Investment Management
    Class II Shares              the total return performance of the S&P 500          Company ("TIMCO")
                                 Index.

                                                    INVESTMENT
        FUNDING OPTION                               OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
    Balanced Portfolio--Service  Seeks long-term capital growth, consistent with      Janus Capital
    Shares                       preservation of capital and balanced by current
                                 income.
    Global Life Sciences         Seeks long-term capital growth by investing          Janus Capital
    Portfolio--Service Shares    primarily in equity securities of U.S. and
                                 foreign companies, normally investing at least
                                 65% of its total assets in companies with a life
                                 science orientation.
    Global Technology            Seeks long-term capital growth by investing          Janus Capital
    Portfolio--Service Shares    primarily in equity securities of U.S. and
                                 foreign companies, normally investing at least
                                 65% of its total assets in companies likely to
                                 benefit significantly from advances in
                                 technology.
    Worldwide Growth             Seeks growth of capital in a manner consistent       Janus Capital
    Portfolio -- Service Shares  with preservation of capital by investing primarily in common stocks of companies of any
                                 size throughout the world.

SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
    Capital Fund                 Seeks capital appreciation, primarily through        Salomon Brothers Asset
                                 investments in common stocks which are believed      Management ("SBAM")
                                 to have above-average price appreciation
                                 potential and which may involve above average
                                 risk.
    Small Cap Growth Fund        Seeks long-term growth of capital by investing       SBAM
                                 primarily in equity securities of companies with
                                 market capitalizations similar to that of
                                 companies included in the Russell 2000 Index.
    Investors Fund               Seeks long-term growth of capital, and,              SBAM
                                 secondarily, current income, through investments
                                 in common stocks of well-known companies.

TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio    Seeks long-term growth of capital. Current income    Travelers Investment Adviser
                                 is only an incidental consideration. The             ("TIA")
                                 Portfolio invests predominantly in equity            Subadviser: Alliance Capital
                                 securities of companies with a favorable outlook     Management L.P.
                                 for earnings and whose rate of growth is expected
                                 to exceed that of the U.S. economy over time.
    MFS Total Return Portfolio   (a balanced portfolio). Seeks to obtain above-       TIA
                                 average income (compared to a portfolio entirely     Subadviser: Massachusetts
                                 invested in equity securities) consistent with       Financial Services Company
                                 the prudent deployment of capital. Generally, at     ("MFS")
                                 least 40% of the Portfolio's assets will be
                                 invested in equity securities.
    Putnam Diversified Income    Seeks high current income consistent with            TIA
    Portfolio                    preservation of capital. The Portfolio will          Subadviser: Putnam Investment
                                 allocate its investments among the U.S.              Management, Inc.
                                 Government Sector, the High Yield Sector, and the
                                 International Sector of the fixed income
                                 securities markets.

THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio   Seeks current income and capital appreciation by     TAMIC
                                 investing in convertible bond securities and in
                                 combinations of nonconvertible fixed-income
                                 securities and warrants or call options that
                                 together resemble convertible securities.

    Disciplined Mid Cap Stock    Seeks growth of capital by investing primarily in    TAMIC
    Portfolio                    a broadly diversified portfolio of common stocks.    Subadviser: TIMCO
    Disciplined Small Cap Stock  Seeks long term capital appreciation by investing    TAMIC
    Portfolio                    primarily (at least 65% of its total assets) in      Subadviser: TIMCO
                                 the common stocks of U.S. companies with
                                 relatively small market capitalizations at the
                                 time of investment.

                                                    INVESTMENT
        FUNDING OPTION                               OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
    Equity Income Portfolio      Seeks reasonable income by investing at least 65%    TAMIC
                                 in income-producing equity securities. The           Subadviser: Fidelity Management
                                 balance may be invested in all types of domestic     & Research Company ("FMR")
                                 and foreign securities, including bonds. The
                                 Portfolio seeks to achieve a yield that exceeds
                                 that of the securities comprising the S&P 500.
                                 The Subadviser also considers the potential for
                                 capital appreciation.

    Federated High Yield         Seeks high current income by investing primarily     TAMIC
    Portfolio                    in a professionally managed, diversified             Subadviser: Federated
                                 portfolio of fixed income securities.                Investment Counseling, Inc.

    Federated Stock Portfolio    Seeks growth of income and capital by investing      TAMIC
                                 principally in a professionally managed and          Subadviser: Federated
                                 diversified portfolio of common stock of             Investment Counseling, Inc.
                                 high-quality companies (i.e., leaders in their
                                 industries and characterized by sound management
                                 and the ability to finance expected growth).

    Large Cap Portfolio          Seeks long-term growth of capital by investing       TAMIC
                                 primarily in equity securities of companies with     Subadviser: FMR
                                 large market capitalizations.

    Lazard International Stock   Seeks capital appreciation by investing primarily    TAMIC
    Portfolio                    in the equity securities of non-United States        Subadviser: Lazard Asset
                                 companies (i.e., incorporated or organized           Management
                                 outside the United States).
    MFS Emerging Growth          Seeks to provide long-term growth of capital.        TAMIC
    Portfolio                    Dividend and interest income from portfolio          Subadviser: MFS
                                 securities, if any, is incidental to the MFS
                                 Portfolio's investment objective.
    MFS Mid Cap Growth           Seeks to obtain long term growth of capital by       TAMIC
    Portfolio                    investing, under normal market conditions, at        Subadviser: MFS
                                 least 65% of its total assets in equity
                                 securities of companies with medium market
                                 capitalization which the investment adviser
                                 believes have above-average growth potential.
    MFS Research Portfolio       Seeks to provide long-term growth of capital and     TAMIC
                                 future income.                                       Subadviser: MFS
    Strategic Stock Portfolio    Seeks to provide an above-average total return       TAMIC
                                 through a combination of potential capital           Subadviser: TIMCO
                                 appreciation and dividend income by investing
                                 primarily in high dividend yield stocks
                                 periodically selected from the companies included
                                 in (i) the Dow Jones Industrial Average and (ii)
                                 a subset of the Standard & Poor's Industrial
                                 Index.
    Travelers Quality Bond       Seeks current income, moderate capital volatility    TAMIC
    Portfolio                    and total return.

VARIABLE INSURANCE PRODUCTS
FUND II
    Contrafund(R) Portfolio --   Seeks long-term capital appreciation by investing    FMR
    Service Class 2              primarily in common stocks of companies whose
                                 value the adviser believes is not fully
                                 recognized by the public.

WARBURG PINCUS TRUST
    Emerging Markets Portfolio   Seeks long-term growth of capital by investing       Credit Sussie Asset
                                 primarily in equity securities of non-U.S.           Management LLC
                                 issuers consisting of companies in emerging
                                 securities markets.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

ADMINISTRATIVE CHARGES

We will deduct an annual contract administrative charge on the fourth Friday of each August from Contracts with a value of less than $40,000 on that date. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The $30 charge is deducted from the contract value by canceling accumulation units applicable to each variable funding option on a pro rata basis. For the first Contract year this charge will be prorated (i.e. calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge:

     (1) from the distribution of death proceeds,

     (2) after an annuity payout has begun, or

     (3) if the contract value on the date of assessment equals or is greater than $40,000.

An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals, on an annual basis, 1.25% of the amounts held in each variable funding option. This charge compensates the Company for risks assumed, benefits provided and expenses incurred including the payment of commissions to your sales agent.


FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------


Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. Transfers are made at the value(s) next determined after we receive your request at the Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.


Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, the Company may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of the Company, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.

A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the contract value, that is, the contract value less any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The contract value will be determined as of the close of business after we receive your surrender request at the Home Office. The contract value may be more or less than the purchase payments made.


We may defer payment of any contract value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

After the first contract year and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP


CONTRACT OWNER


Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, joint owners (e.g. spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY


You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds under the contract upon the death of the annuitant or a contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the contract, the death benefit proceeds will be held in a fixed account until the beneficiary elects a Settlement Option or takes a distribution.


Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT


The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.

A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.


                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, when there is no contingent annuitant, a death benefit is payable when either the annuitant or a contract owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions ("death report date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 75. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax or outstanding loans:

          (1) the contract value;

          (2) the total purchase payments made under the Contract; or

          (3) the contract value on the latest fifth contract year anniversary before the Company receives due proof of death.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 75. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

          (1) the contract value;

          (2) the total purchase payments made under the Contract; or

          (3) the contract value on the latest fifth contract year anniversary occurring on or before the annuitant's 75th birthday.

PAYMENT OF PROCEEDS


The process of paying death benefit proceeds before the maturity date under various situations for nonqualified contracts and qualified contracts is summarized in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

NONQUALIFIED CONTRACTS

-----------------------------------------------------------------------------------------------------------------
   BEFORE THE MATURITY DATE,       THE COMPANY WILL PAY                                        MANDATORY PAYOUT
     UPON THE DEATH OF THE           THE PROCEEDS TO:                UNLESS. . .                 RULES APPLY*
-----------------------------------------------------------------------------------------------------------------
  OWNER (WHO IS NOT THE          The beneficiary(ies), or   Unless, the beneficiary is the    Yes
  ANNUITANT) (WITH NO JOINT      if none, to the contract   contract owner's spouse and the
  OWNER)                         owner's estate.            spouse elects to continue the
                                                            contract as the new owner
                                                            rather than receive the
                                                            distribution.
-----------------------------------------------------------------------------------------------------------------
  OWNER (WHO IS THE ANNUITANT)   The beneficiary(ies), or   Unless, the beneficiary is the    Yes
  (WITH NO JOINT OWNER)          if none, to the contract   contract owner's spouse and the
                                 owner's estate.            spouse elects to continue the
                                                            contract as the new owner
                                                            rather than receive the
                                                            distribution.
-----------------------------------------------------------------------------------------------------------------
  JOINT OWNER (WHO IS NOT THE    The surviving joint        Unless the surviving joint        Yes
  ANNUITANT)                     owner.                     owner is the spouse and elects
                                                            to assume and continue the
                                                            contract.
-----------------------------------------------------------------------------------------------------------------
  JOINT OWNER (WHO IS THE        The beneficiary(ies), or   Unless the beneficiary is the
  ANNUITANT)                     if none, to the contract   contract owner's spouse and the
                                 owner's estate.            spouse elects to assume and
                                                            continue the contract.
                                                            Or, unless there is a             Yes
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the proceeds
                                                            will be paid to the surviving
                                                            joint owner. If the surviving
                                                            joint owner is the spouse, the
                                                            spouse may elect to assume and
                                                            continue the contract.
-----------------------------------------------------------------------------------------------------------------
  ANNUITANT (WHO IS NOT THE      The beneficiary(ies).      Unless, there is a contingent     No
  CONTRACT OWNER)                                           annuitant. Then, the contingent
                                                            annuitant becomes the annuitant
                                                            and the Contract continues in
                                                            effect (generally using the
                                                            original maturity date). The
                                                            proceeds will then be paid upon
                                                            the death of the contingent
                                                            annuitant or owner.
-----------------------------------------------------------------------------------------------------------------
  ANNUITANT (WHO IS THE          See death of "owner who                                      N/A
  CONTRACT OWNER)                is the annuitant" above.
-----------------------------------------------------------------------------------------------------------------
  ANNUITANT (WHERE OWNER IS A    The beneficiary(ies)                                         Yes (Death of
  NONNATURAL PERSON/TRUST)       (e.g. the trust).                                            annuitant is
                                                                                              treated as death of
                                                                                              the owner in these
                                                                                              circumstances.)
-----------------------------------------------------------------------------------------------------------------
  CONTINGENT ANNUITANT           No death proceeds are                                        N/A
  (ASSUMING ANNUITANT IS STILL   payable; contract
  ALIVE)                         continues.
-----------------------------------------------------------------------------------------------------------------
  BENEFICIARY                    No death proceeds are                                        N/A
                                 payable; contract
                                 continues.
-----------------------------------------------------------------------------------------------------------------
  CONTINGENT BENEFICIARY         No death proceeds are                                        N/A
                                 payable; contract
                                 continues.
-----------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.

QUALIFIED CONTRACTS

-----------------------------------------------------------------------------------------------------------------
                                                                                               MANDATORY PAYOUT
   BEFORE THE MATURITY DATE,       THE COMPANY WILL PAY                                          RULES APPLY
     UPON THE DEATH OF THE           THE PROCEEDS TO:                UNLESS. . .                 (SEE *ABOVE)
-----------------------------------------------------------------------------------------------------------------
  OWNER/ANNUITANT                The beneficiary(ies), or                                     Yes
                                 if none, to the contract
                                 owner's estate.
-----------------------------------------------------------------------------------------------------------------
  BENEFICIARY                    No death proceeds are                                        N/A
                                 payable; contract
                                 continues.
-----------------------------------------------------------------------------------------------------------------
  CONTINGENT BENEFICIARY         No death proceeds are                                        N/A
                                 payable; contract
                                 continues.
-----------------------------------------------------------------------------------------------------------------


DEATH PROCEEDS AFTER THE MATURITY DATE

If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the Contract. Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts and the annuitant's 75th birthday for nonqualified contracts or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the maturity date elected may not be later than the annuitant's 90th birthday.)

At least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85th birthday for nonqualified contracts or, for qualified contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the contract value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period . At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.


The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be the contract value, determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the contract value (less any applicable premium taxes) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. The Company will make any other arrangements for Income Options as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within twenty days after you receive it (the "right to return period"). You bear the investment risk on the purchase payment during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded.

The contract value will be determined following the close of the business day on which we receive the Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the contract value (minus any credits applied within 12 months of termination)less any applicable premium tax, and any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

Where state law permits, we may allow contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------


The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: The Travelers Fund ABD for Variable Annuities ("Fund ABD") and the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"), respectively. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account assets attributable to the Contracts will be invested exclusively in the shares of the variable funding options.

The assets of Fund ABD and Fund ABD II are held for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.


TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.


TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the Contract to the extent the contract value exceeds your investment in the contract. The investment in the Contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the contract owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the contract owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the contract owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent contract owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES


Please refer to the first page of the Summary of this prospectus to determine which company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for each insurance company and for each separate account are located in their respective Statements of Additional Information.

IMSA

The Companies are members of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.


Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, contract value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.


THE TRAVELERS INSURANCE COMPANY



There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.



In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia County Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.


THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                           ACCUMULATION UNIT VALUES*


                                                YEAR ENDED     YEAR ENDED     YEAR ENDED       PERIOD FROM
                                               ------------   ------------   ------------   DECEMBER 16, 1996
                                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,           TO
               FUNDING OPTION                      1999           1998           1997       DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND (4/97)
    Unit Value at beginning of period........  $     2.046     $    1.283     $    1.032         $ 1.000
    Unit Value at end of period..............        3.098          2.046          1.283           1.032
    Number of units outstanding at end of
      period.................................   25,971,911     10,561,314        870,525              --
MONEY MARKET PORTFOLIO (7/97)
    Unit Value at beginning of period........  $     1.070     $    1.033     $    1.000             N/A
    Unit Value at end of period..............        1.107          1.070          1.033             N/A
    Number of units outstanding at end of
      period.................................   16,750,270      9,244,927        345,682             N/A
DELAWARE GROUP PREMIUM FUND, INC.
    REIT SERIES (6/98)
    Unit Value at beginning of period........  $     0.901     $    1.000            N/A             N/A
    Unit Value at end of period..............        0.866          0.901            N/A             N/A
    Number of units outstanding at end of
      period.................................      357,910         96,983            N/A             N/A
DREYFUS VARIABLE INVESTMENT FUND
    CAPITAL APPRECIATION PORTFOLIO (5/98)
    Unit Value at beginning of period........  $     1.112     $    1.000            N/A             N/A
    Unit Value at end of period..............        1.223          1.112            N/A             N/A
    Number of units outstanding at end of
      period.................................    7,840,789      2,937,245            N/A             N/A
    SMALL CAP PORTFOLIO (5/98)
    Unit Value at beginning of period........  $     0.871     $    1.000            N/A             N/A
    Unit Value at end of period..............        1.058          0.871            N/A             N/A
    Number of units outstanding at end of
      period.................................    3,387,052      1,435,805            N/A             N/A
GREENWICH STREET SERIES FUND
    EQUITY INDEX PORTFOLIO CLASS II
    Unit Value at beginning of period........  $     1.000            N/A            N/A             N/A
    Unit Value at end of period..............        1.098            N/A            N/A             N/A
    Number of units outstanding at end of
      period.................................      753,819            N/A            N/A             N/A
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
    INVESTORS FUND (6/98)
    Unit Value at beginning of period........  $     1.029     $    1.000            N/A             N/A
    Unit Value at end of period..............        1.132          1.029            N/A             N/A
    Number of units outstanding at end of
      period.................................    3,905,967      1,764,644            N/A             N/A
TRAVELERS SERIES FUND, INC.
    ALLIANCE GROWTH PORTFOLIO (6/97)
    Unit Value at beginning of period........  $     1.679     $    1.319     $    1.037         $ 1.000
    Unit Value at end of period..............        2.189          1.679          1.319           1.037
    Number of units outstanding at end of
      period.................................   25,024,627     13,211,206      1,062,634              --
    MFS TOTAL RETURN PORTFOLIO (5/97)
    Unit Value at beginning of period........  $     1.303     $    1.183     $    1.000             N/A
    Unit Value at end of period..............        1.319          1.303          1.183             N/A
    Number of units outstanding at end of
      period.................................   27,173,225     16,380,184        962,287             N/A
    PUTNAM DIVERSIFIED INCOME PORTFOLIO
      (5/97)
    Unit Value at beginning of period........  $     1.062     $    1.070     $    1.007         $ 1.000
    Unit Value at end of period..............        1.059          1.062          1.070           1.007
    Number of units outstanding at end of
      period.................................    3,396,677      1,955,397         51,659              --
THE TRAVELERS SERIES TRUST
    CONVERTIBLE BOND PORTFOLIO (5/98)
    Unit Value at beginning of period........  $     1.000     $    1.000            N/A             N/A
    Unit Value at end of period..............        1.170          1.000            N/A             N/A
    Number of units outstanding at end of
      period.................................    1,137,997        458,699            N/A             N/A

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                     ACCUMULATION UNIT VALUES* (CONTINUED)


                                                YEAR ENDED     YEAR ENDED     YEAR ENDED       PERIOD FROM
                                               ------------   ------------   ------------   DECEMBER 16, 1996
                                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,           TO
               FUNDING OPTION                      1999           1998           1997       DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST (CONT'D.)
    DISCIPLINED MID CAP STOCK PORTFOLIO
      (6/97)
    Unit Value at beginning of period........  $     1.377     $    1.195     $    1.000             N/A
    Unit Value at end of period..............        1.541          1.377          1.195             N/A
    Number of units outstanding at end of
      period.................................    2,663,507      1,425,770        120,880             N/A
    DISCIPLINED SMALL CAP STOCK
      PORTFOLIO (1/98)
    Unit Value at beginning of period........  $     0.894     $    1.000            N/A             N/A
    Unit Value at end of period..............        1.061          0.894            N/A             N/A
    Number of units outstanding at end of
      period.................................    1,899,628        518,858            N/A             N/A
    EQUITY INCOME PORTFOLIO (5/97)
    Unit Value at beginning of period........  $     1.484     $    1.339     $    1.026         $ 1.000
    Unit Value at end of period..............        1.535          1.484          1.339           1.026
    Number of units outstanding at end of
      period.................................   19,892,863     12,301,819        639,656              --
    FEDERATED HIGH YIELD PORTFOLIO (5/97)
    Unit Value at beginning of period........  $     1.177     $    1.140     $    1.000             N/A
    Unit Value at end of period..............        1.196          1.177          1.140             N/A
    Number of units outstanding at end of
      period.................................   10,237,038      7,715,310        620,667             N/A
    FEDERATED STOCK PORTFOLIO (5/97)
    Unit Value at beginning of period........  $     1.494     $    1.285     $    1.000             N/A
    Unit Value at end of period..............        1.552          1.494          1.285             N/A
    Number of units outstanding at end of
      period.................................    7,710,739      4,599,587        352,550             N/A
    LARGE CAP PORTFOLIO (6/97)
    Unit Value at beginning of period........  $     1.665     $    1.245     $    1.023         $ 1.000
    Unit Value at end of period..............        2.123          1.665          1.245           1.023
    Number of units outstanding at end of
      period.................................   15,562,311      6,662,550        491,869              --
    LAZARD INTERNATIONAL STOCK PORTFOLIO
      (5/97)
    Unit Value at beginning of period........  $     1.216     $    1.095     $    1.027         $ 1.000
    Unit Value at end of period..............        1.460          1.216          1.095           1.027
    Number of units outstanding at end of
      period.................................   10,264,070      6,533,760        849,629              --
    MFS EMERGING GROWTH PORTFOLIO (4/97)
    Unit Value at beginning of period........  $     1.587     $    1.198     $    1.004         $ 1.000
    Unit Value at end of period..............        2.766          1.587          1.198           1.004
    Number of units outstanding at end of
      period.................................   11,222,748      5,891,811        528,553              --
    MFS MID CAP GROWTH PORTFOLIO (4/98)
    Unit Value at beginning of period........  $     0.985     $    1.000            N/A             N/A
    Unit Value at end of period..............        1.595          0.985            N/A             N/A
    Number of units outstanding at end of
      period.................................    3,220,420        696,846            N/A             N/A
    MFS RESEARCH PORTFOLIO (5/98)
    Unit Value at beginning of period........  $     1.054     $    1.000            N/A             N/A
    Unit Value at end of period..............        1.285          1.054            N/A             N/A
    Number of units outstanding at end of
      period.................................    1,352,776        149,981            N/A             N/A
    STRATEGIC STOCK PORTFOLIO(7/98)
    Unit Value at beginning of period........  $     0.948     $    1.000            N/A             N/A
    Unit Value at end of period..............        0.981          0.948            N/A             N/A
    Number of units outstanding at end of
      period.................................      221,310         13,783            N/A             N/A
    TRAVELERS QUALITY BOND PORTFOLIO (7/97)
    Unit Value at beginning of period........  $     1.131     $    1.057     $    1.001         $ 1.000
    Unit Value at end of period..............        1.128          1.131          1.057           1.001
    Number of units outstanding at end of
      period.................................   13,396,194      9,328,606        378,758              --

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                     ACCUMULATION UNIT VALUES* (CONTINUED)


                                                YEAR ENDED     YEAR ENDED     YEAR ENDED       PERIOD FROM
                                               ------------   ------------   ------------   DECEMBER 16, 1996
                                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,           TO
               FUNDING OPTION                      1999           1998           1997       DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------
WARBURG PINCUS TRUST
    EMERGING MARKETS PORTFOLIO (6/98)
    Unit Value at beginning of period........  $     0.734     $    1.000            N/A             N/A
    Unit Value at end of period..............        1.313          0.734            N/A             N/A
    Number of units outstanding at end of
      period.................................      892,012        223,688            N/A             N/A



* The Company began tracking the Accumulation Unit values in 1996, however the Separate Account held no assets until 1997. The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. Funding Options not listed had no amounts yet allocated to them. The financial statements for Fund ABD and the financial statements of The Travelers Insurance Company are contained in the SAI.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES


                                          YEAR ENDED                 YEARS ENDED                   PERIOD FROM
                                         ------------   -------------------------------------   DECEMBER 16, 1996
                                         DECEMBER 31,     DECEMBER 31,        DECEMBER 31,              TO
            FUNDING OPTION                   1999             1998                1997          DECEMBER 31, 1996
------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND (12/96)*
    Unit Value at beginning of year....  $     2.046       $     1.283         $    1.032            $ 1.000
    Unit Value at end of year..........        3.098             2.046              1.283              1.032
    Number of units outstanding at end
      of year..........................   46,942,401        23,010,432          6,344,051             29,824
MONEY MARKET PORTFOLIO(2/97)*
    Unit Value at beginning of year....  $     1.070       $     1.033         $    1.000                N/A
    Unit Value at end of year..........        1.107             1.070              1.033                N/A
    Number of units outstanding at end
      of year..........................   37,736,754        16,762,447          5,369,177                N/A
DELAWARE GROUP PREMIUM FUND, INC.
    REIT SERIES(5/98)*
    Unit Value at beginning of year....  $     0.901       $     1.000                N/A                N/A
    Unit Value at end of year..........        0.866             0.901                N/A                N/A
    Number of units outstanding at end
      of year..........................    1,280,359           632,612                N/A                N/A
DREYFUS VARIABLE INVESTMENT FUND
    CAPITAL APPRECIATION PORTFOLIO
      (4/98)
    Unit Value at beginning of year....  $     1.112       $     1.000                N/A                N/A
    Unit Value at end of year..........        1.223             1.112                N/A                N/A
    Number of units outstanding at end
      of year..........................   10,488,399         2,833,960                N/A                N/A
    SMALL CAP PORTFOLIO (4/98)*
    Unit Value at beginning of year....  $     0.871       $     1.000                N/A                N/A
    Unit Value at end of year..........        1.058             0.871                N/A                N/A
    Number of units outstanding at end
      of year..........................    7,815,322         3,051,249                N/A                N/A
GREENWICH STREET SERIES FUND
    EQUITY INDEX PORTFOLIO
    Unit Value at beginning of year....  $     1.000               N/A                N/A                N/A
    Unit Value at end of year..........        1.098               N/A                N/A                N/A
    Number of units outstanding at end
      of year..........................    3,460,443               N/A                N/A                N/A
SALOMON BROTHERS VARIABLE SERIES FUNDS,
  INC.
    INVESTORS FUND (4/98)*
    Unit Value at beginning of year....  $     1.029       $     1.000                N/A                N/A
    Unit Value at end of year..........        1.132             1.029                N/A                N/A
    Number of units outstanding at end
      of year..........................    8,670,638         3,232,444                N/A                N/A
TRAVELERS SERIES FUND INC.
    ALLIANCE GROWTH PORTFOLIO (12/96)*
    Unit Value at beginning of year....  $     1.679       $     1.319         $    1.037            $ 1.000
    Unit Value at end of year..........        2.189             1.679              1.319              1.037
    Number of units outstanding at end
      of year..........................   47,167,905        31,011,054          8,259,362              2,250
    MFS TOTAL RETURN PORTFOLIO (1/97)*
    Unit Value at beginning of year....  $     1.303       $     1.183         $    1.000                N/A
    Unit Value at end of year..........        1.319             1.303              1.183                N/A
    Number of units outstanding at end
      of year..........................   54,290,552        42,017,841          9,959,634                N/A
    PUTNAM DIVERSIFIED INCOME PORTFOLIO
      (12/96)*
    Unit Value at beginning of year....  $     1.062       $     1.070         $    1.007            $ 1.000
    Unit Value at end of year..........        1.059             1.062              1.070              1.007
    Number of units outstanding at end
      of year..........................    4,489,463         3,797,291          1,132,608              3,300
THE TRAVELERS SERIES TRUST
    CONVERTIBLE BOND PORTFOLIO (5/98)*
    Unit Value at beginning of year....  $     1.000       $     1.000                N/A                N/A
    Unit Value at end of year..........        1.170             1.000                N/A                N/A
    Number of units outstanding at end
      of year..........................    2,431,429           414,907                N/A                N/A

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


                                          YEAR ENDED                 YEARS ENDED                   PERIOD FROM
                                         ------------   -------------------------------------   DECEMBER 16, 1996
                                         DECEMBER 31,     DECEMBER 31,        DECEMBER 31,              TO
            FUNDING OPTION                   1999             1998                1997          DECEMBER 31, 1996
------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST (CONT'D)
    DISCIPLINED MID CAP STOCK PORTFOLIO
      (6/97)*
    Unit Value at beginning of year....  $     1.377       $     1.195         $    1.000                N/A
    Unit Value at end of year..........        1.541             1.377              1.195                N/A
    Number of units outstanding at end
      of year..........................    6,716,626         5,142,990          1,668,733                N/A
    DISCIPLINED SMALL CAP STOCK
      PORTFOLIO (5/98)
    Unit Value at beginning of year....  $     0.894       $     1.000                N/A                N/A
    Unit Value at end of year..........        1.061             0.894                N/A                N/A
    Number of units outstanding at end
      of year..........................    1,202,404           450,528                N/A                N/A
    EQUITY INCOME PORTFOLIO (12/96)*
    Unit Value at beginning of year....  $     1.484       $     1.339         $    1.026            $ 1.339
    Unit Value at end of year..........        1.535             1.484              1.339              1.026
    Number of units outstanding at end
      of year..........................   35,687,217        25,733,333          6,719,150             30,196
    FEDERATED HIGH YIELD PORTFOLIO
      (1/97)*
    Unit Value at beginning of year....  $     1.177       $     1.140         $    1.000                N/A
    Unit Value at end of year..........        1.196             1.177              1.140                N/A
    Number of units outstanding at end
      of year..........................   22,260,856        18,811,555          4,566,993                N/A
    FEDERATED STOCK PORTFOLIO (1/97)*
    Unit Value at beginning of year....  $     1.494       $     1.285         $    1.000                N/A
    Unit Value at end of year..........        1.552             1.494              1.285                N/A
    Number of units outstanding at end
      of year..........................   14,406,177        11,892,034          3,816,999                N/A
    LARGE CAP PORTFOLIO (12/96)*
    Unit Value at beginning of year....  $     1.665       $     1.245         $    1.023            $ 1.000
    Unit Value at end of year..........        2.123             1.665              1.245              1.023
    Number of units outstanding at end
      of year..........................   28,051,763        15,040,703          4,815,858              7,800
    LAZARD INTERNATIONAL STOCK
      PORTFOLIO (12/96)*
    Unit Value at beginning of year....  $     1.216       $     1.095         $    1.027            $ 1.000
    Unit Value at end of year..........        1.460             1.216              1.095              1.027
    Number of units outstanding at end
      of year..........................   25,226,349        17,270,810          5,694,288              5,702
    MFS EMERGING GROWTH PORTFOLIO
      (12/96)*
    Unit Value at beginning of year....  $     1.587       $     1.198         $    1.004            $ 1.000
    Unit Value at end of year..........        2.766             1.587              1.198              1.004
    Number of units outstanding at end
      of year..........................   22,881,721        15,538,984          4,218,974             31,886
    MFS MID CAP GROWTH PORTFOLIO
      (4/98)*
    Unit Value at beginning of year....  $     0.985       $     1,000                N/A                N/A
    Unit Value at end of year..........        1.595             0.985                N/A                N/A
    Number of units outstanding at end
      of year..........................    4,760,902           965,761                N/A                N/A
    MFS RESEARCH PORTFOLIO (5/98)*
    Unit Value at beginning of year....  $     1.054       $     1.000                N/A                N/A
    Unit Value at end of year..........        1.285             1.054                N/A                N/A
    Number of units outstanding at end
      of year..........................      669,474           211,400                N/A                N/A
    STRATEGIC STOCK PORTFOLIO (5/98)*
    Unit Value at beginning of year....  $     0.948       $     1.000                N/A                N/A
    Unit Value at end of year..........        0.981             0.948                N/A                N/A
    Number of units outstanding at end
      of year..........................      434,122           147,123                N/A                N/A

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


                                          YEAR ENDED                 YEARS ENDED                   PERIOD FROM
                                         ------------   -------------------------------------   DECEMBER 16, 1996
                                         DECEMBER 31,     DECEMBER 31,        DECEMBER 31,              TO
            FUNDING OPTION                   1999             1998                1997          DECEMBER 31, 1996
------------------------------------------------------------------------------------------------------------------
    TRAVELERS QUALITY BOND PORTFOLIO
      (12/96)*
    Unit Value at beginning of year....  $     1.131       $     1.057         $    1.001            $ 1.000
    Unit Value at end of year..........        1.128             1.131              1.057              1.001
    Number of units outstanding at end
      of year..........................   26,069,226        15,435,236          3,137,736             95,203
WARBURG PINCUS TRUST
    EMERGING MARKETS PORTFOLIO (5/98)*
    Unit Value at beginning of year....  $     0.734       $     1.000                N/A                N/A
    Unit Value at end of year..........        1.313             0.734                N/A                N/A
    Number of units outstanding at end
      of year..........................    2,521,807           780,839                N/A                N/A


* Reflects date money was first applied to this funding option through the Separate Account. Condensed financial information is shown as of this date.


Funding Options not listed had no amounts yet allocated to them. "Number of units outstanding at end of year" may include units for contract owners in the payout phase. The financial statements for Fund ABD II and the financial statements of The Travelers Life and Annuity Company are contained in the SAI.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior surrenders.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:


     The Insurance Company
     Principal Underwriter
     Distribution and Principal Underwriting Agreement
     Valuation of Assets
     Performance Information
     Mixed and Shared Funding
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 1, 2000 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21194S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21195S.

Name:
----------------------------------------

Address:
----------------------------------------

----------------------------------------

L-21270                                                              May 1, 2000

                  TRAVELERS ACCESS SELECT ANNUITY PROSPECTUS:
                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS ACCESS SELECT ANNUITY, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") accumulate on a fixed basis and/ or a variable basis. Your contract value will vary daily to reflect the investment experience of the subaccounts ("funding options") you select and any interest credited to the Fixed Account. The variable funding options are:


Capital Appreciation Fund
Money Market Portfolio
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
  Premier Growth Portfolio -- Class B


DELAWARE GROUP PREMIUM FUND
  REIT Series


DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio(1)
  Small Cap Portfolio


GREENWICH STREET SERIES FUND
  Appreciation Portfolio
  Diversified Strategic Income Portfolio
  Equity Index Portfolio -- Class II Shares
  Total Return Portfolio

JANUS ASPEN SERIES
  Balanced Portfolio -- Service Shares
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares

SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Investors Fund


TRAVELERS SERIES FUND INC.
  Alliance Growth Portfolio
  MFS Total Return Portfolio


THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio
  Disciplined Mid Cap Stock Portfolio
  Disciplined Small Cap Stock Portfolio
  Equity Income Portfolio (Fidelity)
  Federated High Yield Portfolio
  Federated Stock Portfolio
  Large Cap Portfolio (Fidelity)
  Lazard International Stock Portfolio
  MFS Emerging Growth Portfolio
  MFS Mid Cap Growth Portfolio
  Travelers Quality Bond Portfolio


VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY)
  Contrafund(R) Portfolio -- Service Class 2

WARBURG PINCUS TRUST
  Emerging Markets Portfolio

---------------

    (1) Formerly Capital Appreciation Portfolio


The Fixed Account is described in Appendix C. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about the Travelers Fund ABD for Variable Annuities or the Travelers Fund ABD II for Variable Annuities ("Separate Account") by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2000

                               TABLE OF CONTENTS

Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
Condensed Financial Information.......      9
The Annuity Contract..................      9
  Contract Owner Inquiries............      9
  Purchase Payments...................      9
  Accumulation Units..................      9
  The Funding Options.................     10
Charges and Deductions................     12
  General.............................     12
  Administrative Charges..............     13
  Mortality and Expense Risk Charge...     13
  Funding Option Expenses.............     13
  Premium Tax.........................     14
  Changes in Taxes Based Upon Premium
     or Value.........................     14
Transfers.............................     14
  Dollar Cost Averaging...............     14
Access to Your Money..................     15
  Systematic Withdrawals..............     15
  Loans...............................     16
Ownership Provisions..................     16
  Types of Ownership..................     16
  Beneficiary.........................     16
  Annuitant...........................     16
Death Benefit.........................     17
  Death Proceeds Before the Maturity
     Date.............................     17
  Payment of Proceeds.................     17
  Death Proceeds After the Maturity
     Date.............................     19
The Annuity Period....................     19
  Maturity Date.......................     19
  Allocation of Annuity...............     19
  Variable Annuity....................     20
  Fixed Annuity.......................     20
Payment Options.......................     20
  Election of Options.................     20
  Annuity Options.....................     21
  Income Options......................     21
Miscellaneous Contract Provisions.....     22
  Right to Return.....................     22
  Termination.........................     22
  Required Reports....................     22
  Suspension of Payments..............     22
  Transfers of Contract Values to
     Other Annuities..................     22
The Separate Accounts.................     23
  Performance Information.............     23
Federal Tax Considerations............     24
  General Taxation of Annuities.......     24
  Types of Contracts: Qualified or
     Nonqualified.....................     24
  Nonqualified Annuity Contracts......     24
  Qualified Annuity Contracts.........     25
  Penalty Tax for Premature
     Distributions....................     25
  Diversification Requirements for
     Variable Annuities...............     25
  Ownership of the Investments........     25
  Mandatory Distributions for
     Qualified Plans..................     26
  Taxation of Death Benefit
     Proceeds.........................     26
Other Information.....................     26
  The Insurance Companies.............     26
  Financial Statements................     26
  IMSA................................     26
  Distribution of Variable Annuity
     Contracts........................     27
  Conformity with State and Federal
     Laws.............................     27
  Voting Rights.......................     27
  Legal Proceedings and Opinions......     27
Appendix A: Condensed Financial
  Information for The Travelers
  Insurance Company: Separate Account
  ABD.................................    A-1
Appendix B: Condensed Financial
  Information for The Travelers Life &
  Annuity Company: Separate Account
  ABD II..............................    B-1
Appendix C: The Fixed Account.........    C-1
Appendix D: Contents of the Statement
  of Additional Information...........    D-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Period...................      9
Accumulation Unit.....................      9
Annuitant.............................     16
Annuity Payments......................     19
Annuity Unit..........................      9
Contingent Annuitant..................     16
Contract Date.........................      9
Contract Owner (You, Your)............      9
Contract Value........................      9
Contract Year.........................      9
Death Report Date.....................     17
Fixed Account.........................    C-1
Funding Option(s).....................     10
Maturity Date.........................      9
Purchase Payment......................      9
Underlying Fund.......................     10
Written Request.......................      9

                                    SUMMARY:
                        TRAVELERS ACCESS SELECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you purchased your Contract. Each company sponsors its own separate account, both of which are described later in this prospectus. The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities ("Fund ABD"); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing company.


Your issuing company is The Travelers Life and Annuity Company unless you purchased your contract in the locations listed below, which contracts are issued by The Travelers Insurance Company.



Kansas                             North Carolina
Maine                              Oregon(1)
New Hampshire                      Puerto Rico
New Jersey                         Tennessee
New York                           Washington(1)
                                   Wyoming


---------------

(1) The Travelers Insurance Company issues only single premium contracts with variable and fixed accounts for these states. The Travelers Life and Annuity Company issues only flexible premium contracts with variable accounts in these states. Please refer to your Contract or ask your agent for more information.



You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract where the Contract has been approved. Not all locations have approved all Contracts.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Company is a variable annuity intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options or income options.

Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); and (3) rollovers from other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $500 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the contract value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded. During the remainder of the right to return period, the contract value (including charges) will be refunded. The contract value will be determined at the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account or any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and Nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.


You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account Value on that date.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For Contracts with a value of less than $40,000 on the deduction date, the Company deducts an annual administrative charge of $30. The annual insurance charge is 1.25% of the amounts you direct to the funding options, and the sub-account administrative charge is 0.15% annually. Each funding option also charges for management and other expenses. Please refer to the Fee Table for more information about the charges.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity or income payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. There are no withdrawal charges, however, income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions. Certain states may have varying age requirements. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

                                   FEE TABLE
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTIONS EXPENSES

     Annual Contract Administrative Charge (Waived if
       contract value is $40,000 or more)                      $30


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the
  Separate Account)
       Mortality & Expense Risk Charge.....................  1.25%
       Administrative Expense Charge.......................  0.15%
                                                             -----
          Total Separate Account Charges...................  1.40%

FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding Option as of December 31, 1999, unless otherwise noted)


                                                                                           TOTAL ANNUAL
                                         MANAGEMENT FEE                OTHER EXPENSES   OPERATING EXPENSES
                                         (AFTER EXPENSE                (AFTER EXPENSE     (AFTER EXPENSE
           FUNDING OPTIONS:              REIMBURSEMENT)   12B-1 FEES   REIMBURSEMENT)     REIMBURSEMENT)
----------------------------------------------------------------------------------------------------------
Capital Appreciation Fund..............       0.75%                         0.08%              0.83%
Money Market Portfolio.................       0.32%                         0.08%              0.40%(1)
ALLIANCE VARIABLE PRODUCT SERIES FUND,
  INC.
     Premier Growth Portfolio --
       Class B.........................       1.00%          0.25%          0.04%              1.29%
DELAWARE GROUP PREMIUM FUND
     REIT Series.......................       0.64%                         0.21%              0.85%(2)
DREYFUS VARIABLE INVESTMENT FUND
     Appreciation Portfolio............       0.75%                         0.03%              0.78%(3)
     Small Cap Portfolio...............       0.75%                         0.03%              0.78%
GREENWICH STREET SERIES FUND
     Appreciation Portfolio............       0.75%                         0.04%              0.79%(4)
     Diversified Strategic Income
       Portfolio.......................       0.65%                         0.13%              0.78%(4)
     Equity Index Portfolio -- Class II
       Shares..........................       0.21%          0.25%          0.05%              0.51%(5)
     Total Return Portfolio............       0.75%                         0.04%              0.79%(4)
JANUS ASPEN SERIES
     Balanced Portfolio --
       Service Shares..................       0.65%          0.25%          0.02%              0.92%(6)
     Global Life Sciences Portfolio --
       Service Shares..................       0.65%          0.25%          0.19%              1.09%(6)
     Global Technology Portfolio --
       Service Shares..................       0.65%          0.25%          0.13%              1.03%(6)
     Worldwide Growth Portfolio --
       Service Shares..................       0.65%          0.25%          0.05%              0.95%(6)
SALOMON BROTHERS VARIABLE SERIES FUND
  INC.
     Investors Fund....................       0.53%                         0.45%              0.98%(7)
TRAVELERS SERIES FUND INC.
     Alliance Growth Portfolio.........       0.80%                         0.02%              0.82%(8)
     MFS Total Return Portfolio........       0.80%                         0.04%              0.84%(8)
THE TRAVELERS SERIES TRUST
     Convertible Bond Portfolio........       0.60%                         0.20%              0.80%(9)
     Disciplined Mid Cap Stock
       Portfolio.......................       0.70%                         0.25%              0.95%(10)
     Disciplined Small Cap Stock
       Portfolio.......................       0.80%                         0.20%              1.00%(9)
     Equity Income Portfolio...........       0.75%                         0.13%              0.88%
     Federated High Yield Portfolio....       0.65%                         0.19%              0.84%
     Federated Stock Portfolio.........       0.63%                         0.19%              0.82%
     Large Cap Portfolio...............       0.75%                         0.12%              0.87%
     Lazard International Stock
       Portfolio.......................       0.83%                         0.23%              1.06%

                                                                                           TOTAL ANNUAL
                                         MANAGEMENT FEE                OTHER EXPENSES   OPERATING EXPENSES
                                         (AFTER EXPENSE                (AFTER EXPENSE     (AFTER EXPENSE
           FUNDING OPTIONS:              REIMBURSEMENT)   12B-1 FEES   REIMBURSEMENT)     REIMBURSEMENT)
----------------------------------------------------------------------------------------------------------
     MFS Emerging Growth Portfolio.....       0.75%                         0.12%              0.87%
     MFS Mid Cap Growth Portfolio......       0.80%                         0.20%              1.00%(9)
     Travelers Quality Bond
       Portfolio.......................       0.32%                         0.22%              0.54%
VARIABLE INSURANCE PRODUCTS FUND II
     Contrafund(R) Portfolio -- Service
       Class 2.........................       0.58%          0.25%          0.07%              0.90%(11)
WARBURG PINCUS TRUST
     Emerging Markets Portfolio........       0.00%                         1.40%              1.40%(12)

NOTES:

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

(1) Other Expenses have been restated to reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.40%. Without such arrangement, Total Expenses would have been 0.50% for the MONEY MARKET PORTFOLIO.

(2) The investment adviser for the REIT SERIES is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, Total Annual Operating Expenses for the fund would have been 0.96%.


(3) Formerly known as Dreyfus Capital Appreciation Portfolio.


(4) The Portfolio Management Fee for the APPRECIATION PORTFOLIO, the TOTAL RETURN, and the DIVERSIFIED STRATEGIC INCOME PORTFOLIO includes 0.20% for fund administration.

(5) The Portfolio Management Fee for EQUITY INDEX PORTFOLIO-CLASS II includes 0.06% for fund administration and a distribution plan or "Rule 12b-1 plan". Fees for Class II reflect the period from 3/22/99 (inception date) to 12/31/99. On March 22, 1999, the fund adopted its current fee structure.

(6) Expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of offset arrangements.


(7) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 1999. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses and Total Annual Operating Expenses would have been 0.70%, 0.45% and 1.15% respectively.


(8) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.

(9) Travelers Insurance Company has agreed to reimburse the CONVERTIBLE BOND PORTFOLIO, the DISCIPLINED SMALL CAP STOCK PORTFOLIO, and the MFS MID CAP GROWTH PORTFOLIO for expenses for the period ended December 31, 1999 which exceeded 0.80%, 1.00% and 1.00% respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 1.23%, 1.49%, and 1.07% respectively.

(10) Other Expenses reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which its aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Annual Operating Expenses for the Portfolio would have been 0.99% for the DISCIPLINED MID CAP STOCK PORTFOLIO.

(11) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the Total Annual Operating Expenses presented in the table would have been 0.95% for CONTRAFUND PORTFOLIO -- SERVICE CLASS 2. Service Class 2 expenses are based on estimated expenses for the first year.

(12) Fee waivers, expense reimbursements, or expense credits reduced expenses for the WARBURG PINCUS EMERGING MARKETS PORTFOLIO during 1999, but this may be discontinued at any time. Without such arrangements, the Portfolio's Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 1.88% and 3.13%, respectively. The Portfolio's other expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 1999, net of any fee waivers or expense reimbursements.

EXAMPLE*:

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:


-------------------------------------------------------------------------------------------------------
                                                               IF CONTRACT IS SURRENDERED, ANNUITIZED,
                                                                 OR IF NO WITHDRAWALS HAVE BEEN MADE
                                                                     AT THE END OF PERIOD SHOWN:
                                                              -----------------------------------------
                      FUNDING OPTIONS:                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------
Capital Appreciation Fund...................................     23        70         120        257
Money Market Portfolio......................................     18        57          98        213
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B.....................     27        84         143        303
DELAWARE GROUP PREMIUM FUND
    REIT Series.............................................     23        71         121        259
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio..................................     22        68         117        252
    Small Cap Portfolio.....................................     22        68         117        252
GREENWICH STREET SERIES FUND
    Appreciation Portfolio..................................     22        69         118        253
    Diversified Strategic Income Portfolio..................     22        68         117        252
    Equity Index Portfolio -- Class II Shares...............     19        60         104        224
    Total Return Portfolio..................................     22        69         118        253
JANUS ASPEN SERIES
    Balanced Portfolio -- Service Shares....................     24        73         124        266
    Global Life Sciences Portfolio -- Service Shares........     25        78         133        283
    Global Technology Portfolio -- Service Shares...........     25        76         130        278
    Worldwide Growth Portfolio -- Service Shares............     24        74         126        270
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Investors Fund..........................................     24        75         127        273
TRAVELERS SERIES FUND INC
    Alliance Growth Portfolio...............................     23        70         119        256
    MFS Total Return Portfolio..............................     23        70         120        258
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio..............................     22        69         118        254
    Disciplined Mid Cap Stock Portfolio.....................     24        74         126        270
    Disciplined Small Cap Stock Portfolio...................     24        75         128        275
    Equity Income Portfolio.................................     23        72         122        262
    Federated High Yield Portfolio..........................     23        70         120        258
    Federated Stock Portfolio...............................     23        70         119        256
    Large Cap Portfolio.....................................     23        71         122        261
    Lazard International Stock Portfolio....................     25        77         132        281
    MFS Emerging Growth Portfolio...........................     23        71         122        261
    MFS Mid Cap Growth Portfolio............................     24        75         128        275
    Travelers Quality Bond Portfolio........................     20        61         105        227
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service Class 2..............     23        72         123        264
WARBURG PINCUS TRUST
    Emerging Markets Portfolio..............................     28        87         148        314


* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $30 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.009% OF ASSETS.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                            See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Access Select Annuity is a contract between the contract owner ("you"), and the Company. You make purchase payments to us and we credit them to your Contract. The Company promises to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

The initial purchase payment must be at least $20,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments will be credited to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open. Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.

ACCUMULATION UNITS

The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:


        FUNDING OPTION                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/ SUBADVISER
------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund        Seeks growth of capital through the use of        Travelers Asset Management
                                 common stocks. Income is not an objective. The    International Company LLC
                                 Fund invests principally in common stocks of      ("TAMIC")
                                 small to large companies which are expected to    Subadviser: Janus Capital Corp.
                                 experience wide fluctuations in price both in     ("Janus Capital")
                                 rising and declining markets.
Money Market Portfolio           Seeks high current income from short-term money   TAMIC
                                 market instruments while preserving capital and
                                 maintaining a high degree of liquidity.
ALLIANCE VARIABLE PRODUCT
SERIES FUND, INC.
    Premier Growth Portfolio --  Seeks long-term growth of capital by investing    Alliance Capital Management
    Class B                      primarily in equity securities of a limited
                                 number of large, carefully selected, high
                                 quality U.S. companies that are judged likely to
                                 achieve superior earning momentum.
DELAWARE GROUP PREMIUM FUND,
INC.
    REIT Series                  Seeks maximum long-term total return by           Delaware Management Company,
                                 investing in securities of companies primarily    Inc.
                                 engaged in the real estate industry. Capital      Subadviser: Lincoln Investment
                                 appreciation is a secondary objective.            Management, Inc.
DREYFUS VARIABLE INVESTMENT
FUND
    Appreciation Portfolio       Seeks primarily to provide long-term capital      The Dreyfus Corporation
                                 growth consistent with the preservation of        Subadviser: Fayez Sarofim & Co.
                                 capital; current income is a secondary
                                 investment objective. The portfolio invests
                                 primarily in the common stocks of domestic and
                                 foreign insurers.
    Small Cap Portfolio          Seeks to maximize capital appreciation.           The Dreyfus Corporation
GREENWICH STREET SERIES FUND
    Appreciation Portfolio       Seeks long term appreciation of capital by        SSB Citi Fund Management LLC.
                                 investing primarily in equity securities.         ("SSB Citi")
    Diversified Strategic        Seeks high current income by investing primarily  SSB Citi
    Income Portfolio             in the following fixed income securities: U.S.    Subadviser: Smith Barney Global
                                 Gov't and mortgage-related securities, foreign    Capital Management, Inc.
                                 gov't bonds and corporate bonds rated below
                                 investment grade.
    Equity Index Portfolio --    Seeks to replicate, before deduction of           Travelers Investment Management
    Class II Shares              expenses, the total return performance of the     Co. ("TIMCO")
                                 S&P 500 Index.
    Total Return Portfolio       An equity portfolio that seeks to provide total   SSB Citi
                                 return, consisting of long-term capital
                                 appreciation and income. The Portfolio will
                                 invest primarily in a diversified portfolio of
                                 dividend-paying common stocks.

        FUNDING OPTION                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/ SUBADVISER
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
    Balanced                     Seeks long-term capital growth, consistent with   Janus Capital
    Portfolio -- Service Shares  preservation of capital and balanced by current income.
    Global Life Sciences         Seeks long-term capital growth by investing       Janus Capital
    Portfolio -- Service Shares  primarily in equity securities of U.S. and foreign companies, normally investing at least
                                 65% of its total assets in companies with a life
                                 science orientation.
    Global Technology            Seeks long-term capital growth by investing       Janus Capital
    Portfolio -- Service Shares  primarily in equity securities of U.S. and foreign companies, normally investing at least
                                 65% of its total assets in companies likely to
                                 benefit significantly from advances in
                                 technology.
    Worldwide Growth             Seeks growth of capital in a manner consistent    Janus Capital
    Portfolio -- Service Shares  with preservation of capital by investing primarily in common stocks of companies of any
                                 size throughout the world.
SALOMON BROTHERS VARIABLE
SERIES FUND INC.
    Investors Fund               Seeks long-term growth of capital, and,           Salomon Brothers Asset
                                 secondarily, current income, through investments  Management ("SBAM")
                                 in common stocks of well-known companies.
TRAVELERS SERIES FUND INC.
    Alliance Growth Portfolio    Seeks long-term growth of capital. Current        Travelers Investment Adviser
                                 income is only an incidental consideration. The   ("TIA")
                                 Portfolio invests predominantly in equity         Subadviser: Alliance
                                 securities of companies with a favorable outlook  Capital Management L.P.
                                 for earnings and whose rate of growth is
                                 expected to exceed that of the U.S. economy over
                                 time.
    MFS Total Return Portfolio   (a balanced portfolio) Seeks to obtain above-     TIA
                                 average income (compared to a portfolio entirely  Subadviser: Massachusetts
                                 invested in equity securities) consistent with    Financial Services Company
                                 the prudent employment of capital. Generally, at  ("MFS")
                                 least 40% of the Portfolio's assets are invested
                                 in equity securities.
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio   Seeks current income and capital appreciation by  TAMIC
                                 investing in convertible bond securities and in
                                 combinations of nonconvertible fixed-income
                                 securities and warrants or call options that
                                 together resemble convertible securities.
    Disciplined Mid Cap Stock    Seeks growth of capital by investing primarily    TAMIC
    Portfolio                    in a broadly diversified portfolio of U.S.        Subadviser: TIMCO
                                 common stocks.
    Disciplined Small Cap Stock  Seeks long term capital appreciation by           TAMIC
    Portfolio                    investing primarily (at least 65% of its total    Subadviser: TIMCO
                                 assets) in the common stocks of U.S. Companies
                                 with relatively small market capitalizations at
                                 the time of investment.
    Equity Income Portfolio      Seeks reasonable income by investing at least     TAMIC
                                 65% in income-producing equity securities. The    Subadviser: Fidelity Management
                                 balance may be invested in all types of domestic  & Research Co ("FMR")
                                 and foreign securities, including bonds. The
                                 Portfolio seeks to achieve a yield that exceeds
                                 that of the securities comprising the S&P 500.
                                 The Subadviser also considers the potential for
                                 capital appreciation.

        FUNDING OPTION                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/ SUBADVISER
------------------------------------------------------------------------------------------------------------------
    Federated High Yield         Seeks high current income by investing primarily  TAMIC
    Portfolio                    in a professionally managed, diversified          Subadviser: Federated
                                 portfolio of fixed income securities.             Investment Counseling, Inc.
    Federated Stock Portfolio    Seeks growth of income and capital by investing   TAMIC
                                 principally in a professionally managed and       Subadviser: Federated
                                 diversified portfolio of common stock of high-    Investment Counseling, Inc.
                                 quality companies (i.e., leaders in their
                                 industries and characterized by sound management
                                 and the ability to finance expected growth).
    Large Cap Portfolio          Seeks long-term growth of capital by investing    TAMIC
                                 primarily in equity securities of companies with  Subadviser: FMR large market capitalizations.
    Lazard International Stock   Seeks capital appreciation by investing           TAMIC
    Portfolio                    primarily in the equity securities of non-United  Subadviser: Lazard Asset
                                 States companies (i.e., incorporated or           Management
                                 organized outside the United States).
    MFS Emerging Growth          Seeks to provide long-term growth of capital.     TAMIC
    Portfolio                    Dividend and interest income from portfolio       Subadviser: MFS
                                 securities, if any, is incidental to the MFS
                                 Portfolio's investment objective.
    MFS Mid Cap Growth           Seeks to obtain long-term growth of capital by    TAMIC
    Portfolio                    investing, under normal market conditions, at     Subadviser: MFS
                                 least 65% of its total assets in equity
                                 securities of companies with medium market
                                 capitalization which the investment adviser
                                 believes have above-average growth potential.
    Travelers Quality Bond       Seeks current income, moderate capital            TAMIC
                                 volatility and total return.
VARIABLE INSURANCE PRODUCTS
FUND II
    Contrafund(R) Portfolio--    Seeks long-term capital appreciation by           FMR
    Service Class 2              investing primarily in common stocks of
                                 companies whose value the adviser believes is
                                 not fully recognized by the public.
WARBURG PINCUS TRUST
    Emerging Markets Portfolio   Seeks long-term growth of capital by investing    Credit Suisse Asset Management
                                 primarily in equity securities of non-U.S.        LLC
                                 issuers consisting of companies in emerging
                                 securities markets.


                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

ADMINISTRATIVE CHARGES

We will deduct an annual contract administrative charge on the fourth Friday of each August from Contracts with a value of less than $40,000 on that date. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The $30 charge is deducted from the contract value by canceling accumulation units applicable to each variable funding option on a pro rata basis. For the first Contract year this charge will be prorated (i.e. calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge:

     (1) from the distribution of death proceeds,

     (2) after an annuity payout has begun, or

     (3) if the contract value on the date of assessment equals or is greater than $40,000.

An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals, on an annual basis, 1.25% of the amounts held in each variable funding option. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------


Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. Transfers are made at the value(s) next determined after we receive your request at the Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.


Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, the Company may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of the

Company, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.

A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


Any time before the maturity date, you may redeem all or any portion of the contract value, less any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The contract value will be determined as of the close of business after we receive your surrender request at the Home Office. The contract value may be more or less than the purchase payments made.


We may defer payment of any contract value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP


Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, joint owners (e.g. spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.


BENEFICIARY


You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds under the contract upon the death of the annuitant or a contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the contract, the death proceeds will be held in a fixed account until the beneficiary elects a Settlement Option or takes a distribution.


Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT


The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.

A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, when there is no contingent annuitant, a death benefit is payable when either the annuitant or a contract owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions ("death report date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 75. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax or outstanding loans:

     (1) the contract value;

     (2) the total purchase payments made under the Contract; or

     (3) the contract value on the latest fifth contract year anniversary before the Company receives due proof of death.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 75. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1) the contract value;

     (2) the total purchase payments made under the Contract; or

     (3) the contract value on the latest fifth contract year anniversary occurring on or before the annuitant's 75th birthday.

PAYMENT OF PROCEEDS


The process of paying death benefit proceeds before the maturity date under various situations for nonqualified contracts and qualified contracts is summarized in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS


-----------------------------------------------------------------------------------------------------------------
   BEFORE THE MATURITY DATE,       THE COMPANY WILL PAY               UNLESS...                MANDATORY PAYOUT
     UPON THE DEATH OF THE           THE PROCEEDS TO:                                            RULES APPLY*
-----------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is the    Yes
 annuitant) (with no joint       or if none, to the         contract owner's spouse and the
 owner)                          contract owner's estate.   spouse elects to continue the
                                                            contract as the new owner
                                                            rather than receive the
                                                            distribution.
-----------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is the    Yes
 (with no joint owner)           or if none, to the         contract owner's spouse and the
                                 contract owner's estate.   spouse elects to continue the
                                                            contract as the new owner
                                                            rather than receive the
                                                            distribution.
-----------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint        Yes
 annuitant)                      owner.                     owner is the spouse and elects
                                                            to assume and continue the
                                                            contract.
-----------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary (ies),     Unless the beneficiary is the
 annuitant)                      or if none, to the         contract owner's spouse and the
                                 contract owner's estate.   spouse elects to assume and
                                                            continue the contract.
                                                            Or, unless there is a             Yes
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the proceeds
                                                            will be paid to the surviving
                                                            joint owner. If the surviving
                                                            joint owner is the spouse, the
                                                            spouse may elect to assume and
                                                            continue the contract.
-----------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies).     Unless, there is a contingent     No
 contract owner)                                            annuitant. Then, the contingent
                                                            annuitant becomes the annuitant
                                                            and the contract continues in
                                                            effect (generally using the
                                                            original maturity date). The
                                                            proceeds will then be paid upon
                                                            the death of the contingent
                                                            annuitant or owner.
-----------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                      N/A
 owner)                          is the annuitant" above.
-----------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                        Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                            annuitant is
                                                                                              treated as death of
                                                                                              the owner in these
                                                                                              circumstances.)
-----------------------------------------------------------------------------------------------------------------
 Contingent Annuitant(assuming   No death proceeds are                                        N/A
 annuitant is still alive)       payable; contract
                                 continues.
-----------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                        N/A
                                 payable; contract
                                 continues.
-----------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                        N/A
                                 payable; contract
                                 continues.
-----------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.

                              QUALIFIED CONTRACTS


-----------------------------------------------------------------------------------------------------------------
   BEFORE THE MATURITY DATE,       THE COMPANY WILL PAY               UNLESS...                MANDATORY PAYOUT
     UPON THE DEATH OF THE           THE PROCEEDS TO:                                            RULES APPLY
                                                                                                 (SEE* ABOVE)
-----------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary(ies), or                                     Yes
                                 if none, to the contract
                                 owner's estate.
-----------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                        N/A
                                 payable; contract
                                 continues.
-----------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                        N/A
                                 payable; contract
                                 continues.
-----------------------------------------------------------------------------------------------------------------


DEATH PROCEEDS AFTER THE MATURITY DATE


If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.


                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the Contract. Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts and the annuitant's 75th birthday for nonqualified contracts or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the maturity date elected may not be later than the annuitant's 90th birthday.)

At least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85th birthday for nonqualified contracts or, for qualified contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the contract value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period . At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be the contract value, determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last

Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the contract value (less any applicable premium taxes) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's contract value may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the contract value applied under this option has been exhausted. The first payment and all later payments will be paid from each funding option or the Fixed Account in proportion to the contract value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the period selected. The amount of each payment will be equal to the remaining contract value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. The Company will make any other arrangements for Income Options as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within twenty days after you receive it (the "right to return period"). You bear the investment risk on the purchase payment during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded.

The contract value will be determined following the close of the business day on which we receive the Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the contract value (minus any credits applied within 12 months of termination)less any applicable premium tax, and any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

Where state law permits, we may allow contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: The Travelers Fund ABD for Variable Annuities ("Fund ABD") and the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"), respectively. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account assets attributable to the Contracts will be invested exclusively in the shares of the variable funding options.

The assets of Fund ABD and Fund ABD II are held for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.


TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when the annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.


TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the Contract to the extent the contract value exceeds your investment in the contract. The investment in the Contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the contract owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the contract owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the contract owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent contract owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES


Please refer to the first page of the Summary of this prospectus to determine which company issued your Contract.


The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for each insurance company and for each separate account are located in their respective Statements of Additional Information.

IMSA

The Companies are members of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.


Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, contract value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity Contracts under Connecticut law and the validity of the forms of the variable annuity Contracts under Connecticut law, have been passed on by the General Counsel of the Companies.


THE TRAVELERS INSURANCE COMPANY



There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party. In March, 1997, a purported class action entitled Patterman v. The Travelers, Inc. et al., was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violation of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. The plaintiffs appealed the transfer order, and in December 1998 the Court of

Appeals of the State of Georgia reversed the lower court's decision. Later in December 1998, defendants petitioned the Georgia Supreme Court to hear the appeal from the decision of the Court of Appeals, which was granted in May 1999. In September 1999, the Georgia Supreme Court heard oral argument on defendant's petition for an order reversing the Georgia Court of Appeals and transferring the lawsuit from the Superior Court of Richmond County to the Superior Court of Gwinnett County. The Georgia Supreme Court reversed its decision, and has not yet issued its opinion. Pending appeal, proceedings in the trial court have been stayed. Defendants intend to vigorously contest the litigation.

THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                            TRAVELERS ACCESS SELECT

                                   APPENDIX A
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                           ACCUMULATION UNIT VALUES*


                                                       YEAR ENDED            PERIOD ENDED      PERIOD FROM
                                               ---------------------------   ------------   DECEMBER 16, 1996
                                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,           TO
               FUNDING OPTION                      1999           1998           1997       DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND (4/97)
    Unit Value at beginning of period........  $     2.046     $    1.283     $    1.032         $ 1.000
    Unit Value at end of period..............        3.098          2.046          1.283           1.032
    Number of units outstanding at end of
      period.................................   25,971,911     10,561,314        870,525              --
MONEY MARKET PORTFOLIO (7/97)
    Unit Value at beginning of period........  $     1.070     $    1.033     $    1.000             N/A
    Unit Value at end of period..............        1.107          1.070          1.033             N/A
    Number of units outstanding at end of
      period.................................   16,750,270      9,244,927        345,682             N/A
DELAWARE GROUP PREMIUM FUND
    REIT SERIES (6/98)
    Unit Value at beginning of period........  $     0.901     $    1.000            N/A             N/A
    Unit Value at end of period..............        0.866          0.901            N/A             N/A
    Number of units outstanding at end of
      period.................................      357,910         96,983            N/A             N/A
DREYFUS VARIABLE INVESTMENT FUND:
    APPRECIATION PORTFOLIO (5/98)
    Unit Value at beginning of period........  $     1.112     $    1.000            N/A             N/A
    Unit Value at end of period..............        1.223          1.112            N/A             N/A
    Number of units outstanding at end of
      period.................................    7,840,789      2,937,245            N/A             N/A
    SMALL CAP PORTFOLIO (5/98)
    Unit Value at beginning of period........  $     0.871     $    1.000            N/A             N/A
    Unit Value at end of period..............        1.058          0.871            N/A             N/A
    Number of units outstanding at end of
      period.................................    3,387,052      1,435,805            N/A             N/A
GREENWICH STREET SERIES FUND:
    APPRECIATION PORTFOLIO (6/97)
    Unit Value at beginning of period........  $     1.283     $    1.092     $    1.000             N/A
    Unit Value at end of period..............        1.431          1.283          1.092             N/A
    Number of units outstanding at end of
      period.................................    6,935,912      3,710,315        506,282             N/A
    DIVERSIFIED STRATEGIC INCOME PORTFOLIO
      (6/97)
    Unit Value at beginning of period........  $     1.100     $    1.048     $    1.000             N/A
    Unit Value at end of period..............        1.103          1.100          1.048             N/A
    Number of units outstanding at end of
      period.................................   10,783,437      7,076,327        733,829             N/A
    EQUITY INDEX PORTFOLIO -- CLASS II SHARES
      (6/99)
    Unit Value at beginning of period........  $     1.000            N/A            N/A             N/A
    Unit Value at end of period..............        1.098            N/A            N/A             N/A
    Number of units outstanding at end of
      period.................................      753,819            N/A            N/A             N/A
    TOTAL RETURN PORTFOLIO (5/98)
    Unit Value at beginning of period........  $     0.953     $    1.000            N/A             N/A
    Unit Value at end of period..............        1.146          0.953            N/A             N/A
    Number of units outstanding at end of
      period.................................    1,958,751        708,254            N/A             N/A
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.:
    SALOMON BROTHERS VARIABLE INVESTORS
      FUND (6/98)
    Unit Value at beginning of period........  $     1.029     $    1.000            N/A             N/A
    Unit Value at end of period..............        1.132          1.029            N/A             N/A
    Number of units outstanding at end of
      period.................................    3,905,967      1,764,644            N/A             N/A
TRAVELERS SERIES FUND, INC.:
    ALLIANCE GROWTH PORTFOLIO (6/97)
    Unit Value at beginning of period........  $     1.679     $    1.319     $    1.037         $ 1.000
    Unit Value at end of period..............        2.189          1.679          1.319           1.037
    Number of units outstanding at end of
      period.................................   25,024,627     13,211,206      1,062,634              --

                            TRAVELERS ACCESS SELECT

                                   APPENDIX A
--------------------------------------------------------------------------------
                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                     ACCUMULATION UNIT VALUES* (CONTINUED)


                                                       YEAR ENDED            PERIOD ENDED      PERIOD FROM
                                               ---------------------------   ------------   DECEMBER 16, 1996
                                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,           TO
               FUNDING OPTION                      1999           1998           1997       DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------
    MFS TOTAL RETURN PORTFOLIO (5/97)
    Unit Value at beginning of period........  $     1.303     $    1.183     $    1.000             N/A
    Unit Value at end of period..............        1.319          1.303          1.183             N/A
    Number of units outstanding at end of
      period.................................   27,173,225     16,380,184        962,287             N/A
THE TRAVELERS SERIES TRUST:
    CONVERTIBLE BOND PORTFOLIO (5/98)
    Unit Value at beginning of period........  $     1.000     $    1.000            N/A             N/A
    Unit Value at end of period..............        1.170          1.000            N/A             N/A
    Number of units outstanding at end of
      period.................................    1,137,997        458,699            N/A             N/A
    DISCIPLINED MID CAP STOCK PORTFOLIO
      (6/97)
    Unit Value at beginning of period........  $     1.377     $    1.195     $    1.000             N/A
    Unit Value at end of period..............        1.541          1.377          1.195             N/A
    Number of units outstanding at end of
      period.................................    2,663,507      1,425,770        120,880             N/A
    DISCIPLINED SMALL CAP STOCK
      PORTFOLIO (1/98)
    Unit Value at beginning of period........  $     0.894     $    1.000            N/A             N/A
    Unit Value at end of period..............        1.061          0.894            N/A             N/A
    Number of units outstanding at end of
      period.................................    1,899,628        518,858            N/A             N/A
    EQUITY INCOME PORTFOLIO (5/97)
    Unit Value at beginning of period........  $     1.484     $    1.339     $    1.026         $ 1.000
    Unit Value at end of period..............        1.535          1.484          1.339           1.026
    Number of units outstanding at end of
      period.................................   19,892,863     12,301,819        639,656
    FEDERATED HIGH YIELD PORTFOLIO (5/97)
    Unit Value at beginning of period........  $     1.177     $    1.140     $    1.000             N/A
    Unit Value at end of period..............        1.196          1.177          1.140             N/A
    Number of units outstanding at end of
      period.................................   10,237,038      7,715,310        620,667             N/A
    FEDERATED STOCK PORTFOLIO (5/97)
    Unit Value at beginning of period........  $     1.494     $    1.285     $    1.000             N/A
    Unit Value at end of period..............        1.552          1.494          1.285             N/A
    Number of units outstanding at end of
      period.................................    7,710,739      4,599,587        352,550             N/A
    LARGE CAP PORTFOLIO (6/97)
    Unit Value at beginning of period........  $     1.665     $    1.245     $    1.023         $ 1.000
    Unit Value at end of period..............        2.123          1.665          1.245           1.023
    Number of units outstanding at end of
      period.................................   15,562,311      6,662,550        491,869
    LAZARD INTERNATIONAL STOCK PORTFOLIO
      (5/97)
    Unit Value at beginning of period........  $     1.216     $    1.095     $    1.027         $ 1.000
    Unit Value at end of period..............        1.460          1.216          1.095           1.027
    Number of units outstanding at end of
      period.................................   10,264,070      6,533,760        849,629              --
    MFS EMERGING GROWTH PORTFOLIO (4/97)
    Unit Value at beginning of period........  $     1.587     $    1.198     $    1.004         $ 1.000
    Unit Value at end of period..............        2.766          1.587          1.198           1.004
    Number of units outstanding at end of
      period.................................   11,222,748      5,891,811        528,553              --
    MFS MID CAP GROWTH PORTFOLIO (4/98)
    Unit Value at beginning of period........  $     0.985     $    1.000            N/A             N/A
    Unit Value at end of period..............        1.595          0.985            N/A             N/A
    Number of units outstanding at end of
      period.................................    3,220,420        696,846            N/A             N/A
    TRAVELERS QUALITY BOND PORTFOLIO (7/97)
    Unit Value at beginning of period........  $     1.131     $    1.057     $    1.001         $ 1.000
    Unit Value at end of period..............        1.128          1.131          1.057           1.001
    Number of units outstanding at end of
      period.................................   13,396,194      9,328,606        378,758              --

                            TRAVELERS ACCESS SELECT

                                   APPENDIX A
--------------------------------------------------------------------------------
                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                     ACCUMULATION UNIT VALUES* (CONTINUED)


                                                       YEAR ENDED            PERIOD ENDED      PERIOD FROM
                                               ---------------------------   ------------   DECEMBER 16, 1996
                                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,           TO
               FUNDING OPTION                      1999           1998           1997       DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST (CONT.)
WARBURG PINCUS TRUST:
    EMERGING MARKETS PORTFOLIO (6/98)
    Unit Value at beginning of period........  $     0.734     $    1.000            N/A             N/A
    Unit Value at end of period..............        1.313          0.734            N/A             N/A
    Number of units outstanding at end of
      period.................................      892,012        223,688            N/A             N/A



* The Company began tracking the Accumulation Unit values in 1996, however the Separate Account held no assets until 1997. The date next to each funding option's name reflects the date that money came into the funding option through the Separate Account. Funding Options not listed had no amounts yet allocated to them. The financial statements for Fund ABD and the financial statements of The Travelers Insurance Company are contained in the SAI.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES


                                                                   YEARS ENDED                    PERIOD FROM
                                                                   DECEMBER 31,                DECEMBER 16, 1996
                                                      --------------------------------------          TO
FUNDING OPTION                                           1999          1998          1997      DECEMBER 31, 1996
----------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND (12/96)
    Unit Value at beginning of period                 $2.046......  $     1.283   $    1.032        $ 1.000
    Unit Value at end of period                       3.098......         2.046        1.283          1.032
    Number of units outstanding at end of period      46,942,401..   23,010,432    6,344,051         29,824
MONEY MARKET PORTFOLIO (2/97)
    Unit Value at beginning of period                 $1.070......  $     1.033   $    1.000            N/A
    Unit Value at end of period                       1.107......         1.070        1.033            N/A
    Number of units outstanding at end of period      37,736,754..   16,762,447    5,369,177            N/A
DELAWARE GROUP PREMIUM FUND:
    REIT SERIES (5/98)
    Unit Value at beginning of period                 $0.901......  $     1.000          N/A            N/A
    Unit Value at end of period                       0.866......         0.901          N/A            N/A
    Number of units outstanding at end of period      1,280,359..       632,612          N/A            N/A
DREYFUS VARIABLE INVESTMENT FUND:
    APPRECIATION PORTFOLIO (4/98)
    Unit Value at beginning of period                 $1.112......  $     1.000          N/A            N/A
    Unit Value at end of period                       1.223......         1.112          N/A            N/A
    Number of units outstanding at end of period      10,488,399..    2,833,960          N/A            N/A
    SMALL CAP PORTFOLIO (4/98)
    Unit Value at beginning of period                 $0.871......  $     1.000          N/A            N/A
    Unit Value at end of period                       1.058......         0.871          N/A            N/A
    Number of units outstanding at end of period      7,815,322..     3,051,249          N/A            N/A
GREENWICH STREET SERIES FUND:
    APPRECIATION PORTFOLIO (6/97)
    Unit Value at beginning of period                 $1.283......  $     1.092   $    1.000            N/A
    Unit Value at end of period                       1.431......         1.283        1.092            N/A
    Number of units outstanding at end of period      24,225,208..   16,532,767    5,241,524            N/A
    DIVERSIFIED STRATEGIC INCOME PORTFOLIO (6/97)
    Unit Value at beginning of period                 $1.100......  $     1.048   $    1.000            N/A
    Unit Value at end of period                       1.103......         1.100        1.048            N/A
    Number of units outstanding at end of period      28,198,595..   24,838,532    5,444,154            N/A
    EQUITY INDEX PORTFOLIO -- CLASS II SHARES (5/99)
    Unit Value at beginning of period                 $1.000......          N/A          N/A            N/A
    Unit Value at end of period                       1.098......           N/A          N/A            N/A
    Number of units outstanding at end of period      3,460,443..           N/A          N/A            N/A
    TOTAL RETURN PORTFOLIO (5/98)
    Unit Value at beginning of period                 $0.953......  $     1.000          N/A            N/A
    Unit Value at end of period                       1.146......         0.953          N/A            N/A
    Number of units outstanding at end of period      4,963,010..     1,281,704          N/A            N/A
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.:
    SALOMON BROTHERS VARIABLE INVESTORS FUND (4/98)
    Unit Value at beginning of period                 $1.029......  $     1.000          N/A            N/A
    Unit Value at end of period                       1.132......         1.029          N/A            N/A
    Number of units outstanding at end of period      8,670,638..     3,232,444          N/A            N/A
TRAVELERS SERIES FUND, INC.:
    ALLIANCE GROWTH PORTFOLIO (12/96)
    Unit Value at beginning of period                 $1.679......  $     1.319   $    1.037        $ 1.000
    Unit Value at end of period                       2.189......         1.679        1.319          1.037
    Number of units outstanding at end of period      47,167,905..   31,011,054    8,259,362          2,250
    MFS TOTAL RETURN PORTFOLIO (1/97)
    Unit Value at beginning of period                 $1.303......  $     1.183   $    1.000            N/A
    Unit Value at end of period                       1.319......         1.303        1.183            N/A
    Number of units outstanding at end of period      54,290,552..   42,017,841    9,959,634            N/A
THE TRAVELERS SERIES TRUST:
    CONVERTIBLE BOND PORTFOLIO (5/98)
    Unit Value at beginning of period                 $1.000......  $     1.000          N/A            N/A
    Unit Value at end of period                       1.170......         1.000          N/A            N/A
    Number of units outstanding at end of period      2,431,429..       414,907          N/A            N/A
    DISCIPLINED MID CAP STOCK PORTFOLIO (6/97)
    Unit Value at beginning of period                 $1.377......  $     1.195   $    1.000            N/A
    Unit Value at end of period                       1.541......         1.377        1.195            N/A
    Number of units outstanding at end of period      6,716,626..     5,142,990    1,668,733            N/A
    DISCIPLINED SMALL CAP STOCK PORTFOLIO (5/98)
    Unit Value at beginning of period                 $0.894......  $     1.000          N/A            N/A
    Unit Value at end of period                       1.061......         0.894          N/A            N/A
    Number of units outstanding at end of period      1,202,404..       450,528          N/A            N/A

                                   APPENDIX B
--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


                                                                   YEARS ENDED                    PERIOD FROM
                                                                   DECEMBER 31,                DECEMBER 16, 1996
                                                      --------------------------------------          TO
FUNDING OPTION                                           1999          1998          1997      DECEMBER 31, 1996
----------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST (CONT'D)
    EQUITY INCOME PORTFOLIO (12/96)
    Unit Value at beginning of period                 $1.484......  $     1.339   $    1.026        $ 1.000
    Unit Value at end of period                       1.535......         1.484        1.339          1.026
    Number of units outstanding at end of period      35,687,217..   25,733,333    6,719,150         30,196
    FEDERATED HIGH YIELD PORTFOLIO (1/97)
    Unit Value at beginning of period                 $1.177......  $     1.140   $    1.000            N/A
    Unit Value at end of period                       1.196......         1.177        1.140            N/A
    Number of units outstanding at end of period      22,260,856..   18,811,555    4,566,993            N/A
    FEDERATED STOCK PORTFOLIO (1/97)
    Unit Value at beginning of period                 $1.494......  $     1.285   $    1.000            N/A
    Unit Value at end of period                       1.552......         1.494        1.285            N/A
    Number of units outstanding at end of period      14,406,177..   11,892,034    3,816,999            N/A
    LARGE CAP PORTFOLIO (12/96)
    Unit Value at beginning of period                 $1.665......  $     1.245   $    1.023        $ 1.000
    Unit Value at end of period                       2.123......         1.665        1.245          1.023
    Number of units outstanding at end of period      28,051,763..   15,040,703    4,815,858          7,800
    LAZARD INTERNATIONAL STOCK PORTFOLIO (12/96)
    Unit Value at beginning of period                 $1.216......  $     1.095   $    1.027        $ 1.000
    Unit Value at end of period                       1.460......         1.216        1.095          1.027
    Number of units outstanding at end of period      25,226,349..   17,270,810    5,694,288          5,702
    MFS EMERGING GROWTH PORTFOLIO (12/96)
    Unit Value at beginning of period                 $1.587......  $     1.198   $    1.004        $ 1.000
    Unit Value at end of period                       2.766......         1.587        1.198          1.004
    Number of units outstanding at end of period      22,881,721..   15,538,984    4,218,974         31,886
    TRAVELERS QUALITY BOND PORTFOLIO (12/96)
    Unit Value at beginning of period                 $1.131......  $     1.057   $    1.001        $ 1.000
    Unit Value at end of period                       1.128......         1.131        1.057          1.001
    Number of units outstanding at end of period      26,069,226..   15,435,236    3,137,736         95,203
    MFS MID CAP GROWTH PORTFOLIO (4/98)
    Unit Value at beginning of period                 $0.985......  $     1.000          N/A            N/A
    Unit Value at end of period                       1.595......         0.985          N/A            N/A
    Number of units outstanding at end of period      4,760,902..       965,761          N/A            N/A
WARBURG PINCUS TRUST:
    EMERGING MARKETS PORTFOLIO (5/98)
    Unit Value at beginning of period                 $0.734......  $     1.000          N/A            N/A
    Unit Value at end of period                       1.313......         0.734          N/A            N/A
    Number of units outstanding at end of period      2,521,807..       780,839          N/A            N/A



Funding Options not listed had no amounts yet allocated to them. The date next to each funding options name represents the date money first came into the funding option through the Separate Account. "Number of units outstanding at end of period" may include units for contract owners in the payout phase. The financial statements for Fund ABD II and the financial statements of The Travelers Life and Annuity Company are contained in the SAI.

                                   APPENDIX C
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior surrenders.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:


     The Insurance Company
     Principal Underwriter

     Distribution and Principal Underwriting Agreement

     Valuation of Assets
     Performance Information
     Mixed and Shared Funding
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 1, 2000 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21194S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L21195S.

Name:

Address:

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                     PART B

          Information Required in a Statement of Additional Information

                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 2000

                                       for

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                           (ACCESS AND ACCESS SELECT)

                                    ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2000. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-9061, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS

THE INSURANCE COMPANY ............................................  1

PRINCIPAL UNDERWRITER ............................................  1

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT ................  2

VALUATION OF ASSETS ..............................................  2

PERFORMANCE INFORMATION. .........................................  3

MIXED AND SHARED FUNDING .........................................  9

FEDERAL TAX CONSIDERATIONS .......................................  9

INDEPENDENT ACCOUNTANTS ..........................................  12

FINANCIAL STATEMENTS .............................................  F-1

                              THE INSURANCE COMPANY

       The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states, (except New Hampshire and New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Tower Square Hartford, Connecticut 06183 and its telephone number is
(860) 277-0111.

       The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

       The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Fund ABD II meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Fund ABD II are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.

                              PRINCIPAL UNDERWRITER

       CFBDS, Inc. serves as principal underwriter for Fund ABD II and the Contracts. The offering is continuous. CFBDS's principal executive offices are located at 21 Milk Street, Boston, Massachusetts. CFBDS is not affiliated with the Company or Fund ABD II. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker dealer, may become the principal underwriter for the Contracts during the year 2000.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

       Under the terms of the Distribution and Principal Underwriting Agreement among Fund ABD II, CFBDS and the Company, CFBDS acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses CFBDS for certain sales and overhead expenses connected with sales functions.

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

       Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

       Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

       Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

       (a) = investment income plus capital gains and losses (whether realized or unrealized);

       (b) = any deduction for applicable taxes (presently zero); and

       (c) = the value of the assets of the Funding Option at the beginning of the valuation period.

       The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An annuity unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                             PERFORMANCE INFORMATION

       From time to time, the Company may advertise several types of historical performance for the Funding Options of Fund ABD II. The Company may advertise the "standardized average annual total returns" of the Funding Options, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total returns," as described below:

       STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for contracts sold under the Prospectus to which this SAI relates.

       NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

       For Funding Options that were in existence prior to the date they became available under Fund ABD II, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

       GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of Fund ABD II and the Funding Options.

       Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the periods ending December 31, 1999, are set forth in the following tables.

                                TRAVELERS ACCESS
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99


-----------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:                                                1 Year           5 Year   10 Year (or inception)   Inception Date #
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                      30.41%              -                29.41%             12/17/96
-----------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                              51.39%              -                45.04%             12/16/96
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                               -3.98%              -               -8.43%              5/12/98
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                          9.90%              -                12.15%              4/1/98
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                                    21.43%              -                 3.28%              4/8/98
-----------------------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                              3.45%              -                15.13%             12/16/96
-----------------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio Class II *                                 -                -                23.42%              6/1/99
-----------------------------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                                       3.87%              -                15.92%             1/10/97
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                                 27.52%              -                28.11%             12/17/96
-----------------------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                           20.01%              -                13.24%             12/16/96
-----------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                                  74.32%              -                39.74%             12/16/96
-----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                   61.90%              -                32.25%             4/30/98
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                         21.95%              -                16.12%             5/12/98
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                                10.09%              -                 7.44%              4/8/98
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                       3.50%              -                 2.39%             7/31/98
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                  11.89%              -                18.31%              6/5/97
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio                18.73%              -                 3.66%              5/8/98
-----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio                      78.89%              -                18.16%             5/15/98
-----------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Yield Portfolio                                  1.65%              -                 6.17%              1/3/97
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                            -0.31%              -                 1.89%             12/16/96
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                           17.04%              -                10.08%             5/12/98
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                               -0.33%              -                 4.03%             12/17/96
-----------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                      1.20%              -                 9.75%             1/10/97
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                                3.51%              -                 3.57%              2/4/97
-----------------------------------------------------------------------------------------------------------------------------------

* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

                                TRAVELERS ACCESS
               NON STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99

                                                                      Cumulative Returns

                                                     ------------------------------------------------------------------
                                                         YTD          1 YR          3YR           5YR          10YR

-----------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                              30.42%        30.42%       111.14%       258.21%             -
-----------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                      51.40%        51.40%       200.28%       410.44%       675.75%
-----------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                       -3.97%        -3.97%             -             -             -
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                  9.91%         9.91%        78.38%       190.94%             -
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                            21.44%        21.44%        33.25%        95.52%             -
-----------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                      3.46%         3.46%        49.64%             -             -
-----------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio Class II *                      18.91%        18.91%        98.43%       228.46%             -
-----------------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                               3.88%         3.88%        59.01%             -             -
-----------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                         27.53%        27.53%       107.54%             -             -
-----------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                   20.02%        20.02%        42.12%             -             -
-----------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                          74.33%        74.33%       175.49%             -             -
-----------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                           61.91%        61.91%             -             -             -
-----------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                 21.96%        21.96%             -             -             -
-----------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                        10.10%        10.10%             -             -             -
-----------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                               3.51%         3.51%             -             -             -
-----------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio          11.90%        11.90%             -             -             -
-----------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio        18.74%        18.74%             -             -             -
-----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio              78.90%        78.90%             -             -             -
-----------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Portfolio                          1.66%         1.66%        19.51%             -             -
-----------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                    -0.30%        -0.30%         5.16%        29.92%             -
-----------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                   17.05%        17.05%             -             -             -
-----------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                       -0.32%        -0.32%        12.66%             -             -
-----------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                              1.21%         1.21%        33.22%        86.43%             -
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                        3.52%         3.52%        11.10%        17.30%        36.70%
-----------------------------------------------------------------------------------------------------------------------


                                                       Average Annual Returns                             Calendar Year Returns

                                                 ----------------------------------------------------------------------------------
                                                    3YR       5YR       10YR    Inception  Inception     1998      1997      1996
                                                                                   Date    To Date #
-----------------------------------------------  ----------------------------------------------------  ----------------------------
STOCK ACCOUNTS:
-----------------------------------------------  ----------------------------------------------------  ----------------------------
Alliance Growth Portfolio                          28.29%    29.05%         -      26.96%    6/20/94    27.23%    27.24%    27.58%
-----------------------------------------------  ----------------------------------------------------  ----------------------------
Capital Appreciation Fund (Janus)                  44.27%    38.52%    22.72%      14.03%    5/16/83    59.47%    24.38%    26.41%
-----------------------------------------------  ----------------------------------------------------  ----------------------------
Delaware Investments REIT Series                        -         -         -      -8.30%     5/6/98         -         -         -
-----------------------------------------------  ----------------------------------------------------  ----------------------------
Dreyfus Capital Appreciation Portfolio             21.28%    23.80%         -      18.40%     4/5/93    28.50%    26.30%    23.84%
-----------------------------------------------  ----------------------------------------------------  ----------------------------
Dreyfus Small Cap Portfolio                        10.04%    14.34%         -      33.81%    8/31/90    -4.70%    15.14%    14.98%
-----------------------------------------------  ----------------------------------------------------  ----------------------------
Equity Income Portfolio (Fidelity)                 14.38%         -         -      16.47%    8/30/96    10.85%    30.48%         -
-----------------------------------------------  ----------------------------------------------------  ----------------------------
Equity Index Portfolio Class II *                  25.66%    26.84%         -      19.54%   11/30/91    26.81%    31.59%    21.78%
-----------------------------------------------  ----------------------------------------------------  ----------------------------
Federated Stock Portfolio                          16.72%         -         -      18.90%    8/30/96    16.25%    31.67%         -
-----------------------------------------------  ----------------------------------------------------  ----------------------------
Large Cap Portfolio (Fidelity)                     27.56%         -         -      29.02%    8/30/96    33.69%    21.74%         -
-----------------------------------------------  ----------------------------------------------------  ----------------------------
Lazard International Stock Portfolio               12.43%         -         -      13.11%     8/1/96    11.06%     6.63%         -
-----------------------------------------------  ----------------------------------------------------  ----------------------------
MFS Emerging Growth Portfolio                      40.19%         -         -      37.68%    8/30/96    32.42%    19.34%         -
-----------------------------------------------  ----------------------------------------------------  ----------------------------
MFS Mid Cap Growth Portfolio                            -         -         -      30.80%    3/23/98         -         -         -
-----------------------------------------------  ----------------------------------------------------  ----------------------------
MFS Research Portfolio                                  -         -         -      14.73%    3/23/98         -         -         -
-----------------------------------------------  ----------------------------------------------------  ----------------------------
Salomon Brothers Investors Fund                         -         -         -      10.38%    2/17/98         -         -         -
-----------------------------------------------  ----------------------------------------------------  ----------------------------
Strategic Stock Portfolio                               -         -         -      -2.01%     5/6/98         -         -         -
-----------------------------------------------  ----------------------------------------------------  ----------------------------
Travelers Disciplined Mid Cap Stock Portfolio           -         -         -      21.69%     4/1/97    15.30%         -         -
-----------------------------------------------  ----------------------------------------------------  ----------------------------
Travelers Disciplined Small Cap Stock Portfolio         -         -         -       2.73%     5/1/98         -         -         -
-----------------------------------------------  ----------------------------------------------------  ----------------------------
Warburg Pincus Emerging Markets Portfolio               -         -         -      21.65%   12/31/97   -17.28%         -         -
-----------------------------------------------  ----------------------------------------------------  ----------------------------
BOND ACCOUNTS:
-----------------------------------------------  ----------------------------------------------------  ----------------------------
Federated High Yield Portfolio                      6.12%         -         -       7.68%    8/30/96     3.25%    13.85%         -
-----------------------------------------------  ----------------------------------------------------  ----------------------------
Putnam Diversified Income Portfolio                 1.69%     5.37%         -       4.98%    6/20/94    -0.74%     6.26%     6.72%
-----------------------------------------------  ----------------------------------------------------  ----------------------------
Travelers Convertible Bond Portfolio                    -         -         -       9.91%     5/1/98         -         -         -
-----------------------------------------------  ----------------------------------------------------  ----------------------------
Travelers Quality Bond Portfolio                    4.05%         -         -       4.58%    8/30/96     6.98%     5.65%         -
-----------------------------------------------  ----------------------------------------------------  ----------------------------
BALANCED ACCOUNTS:
-----------------------------------------------  ----------------------------------------------------  ----------------------------
MFS Total Return Portfolio                         10.03%    13.26%         -      11.46%    6/20/94    10.10%    19.56%    12.90%
-----------------------------------------------  ----------------------------------------------------  ----------------------------
MONEY MARKET ACCOUNTS:
-----------------------------------------------  ----------------------------------------------------  ----------------------------
Travelers Money Market Portfolio                    3.57%     3.24%     3.17%       3.62%   12/31/87     3.59%     3.60%     2.72%
-----------------------------------------------  ----------------------------------------------------  ----------------------------

* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date is the date that the underlying fund commenced operations

                             TRAVELERS ACCESS SELECT
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99

----------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:                                                   1 Year        5 Year   10 Year (or inception)  Inception Date #
----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                         30.41%           -               29.41%            12/17/96
----------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                                 51.39%           -               45.04%            12/16/96
----------------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                                  -3.98%           -              -8.43%             5/12/98
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                             9.90%           -               12.15%             4/1/98
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                                       21.43%           -                3.28%             4/8/98
----------------------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                                 3.45%           -               15.13%            12/16/96
----------------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio Class II *                                    -             -               23.42%             6/1/99
----------------------------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                                          3.87%           -               15.92%            1/10/97
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                                    27.52%           -               28.11%            12/17/96
----------------------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                              20.01%           -               13.24%            12/16/96
----------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                                     74.32%           -               39.74%            12/16/96
----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                      61.90%           -               32.25%            4/30/98
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                                   10.09%           -                7.44%             4/8/98
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Appreciation Portfolio                               11.54%           -               15.04%            6/11/97
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Total Return Portfolio                               20.31%           -                8.71%            5/14/98
----------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                     11.89%           -               18.31%             6/5/97
----------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio                   18.73%           -                3.66%             5/8/98
----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio                         78.89%           -               18.16%            5/15/98
----------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------------
Federated High Yield Portfolio                                     1.65%           -                6.17%             1/3/97
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Portfolio                0.30%           -                3.92%            6/12/97
----------------------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                              17.04%           -               10.08%            5/12/98
----------------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                                  -0.33%           -                4.03%            12/17/96
----------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                         1.20%           -                9.75%            1/10/97
----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                                   3.51%           -                3.57%             2/4/97
----------------------------------------------------------------------------------------------------------------------------------


* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

                             TRAVELERS ACCESS SELECT
               NON STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99

                                                             Cumulative Returns
                                                     --------------------------------------------------
                                                         YTD      1 YR       3YR       5YR      10YR

------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                              30.42%    30.42%    111.1%    258.2%
------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                      51.40%    51.40%    200.3%    410.4%    675.8%
------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                       -3.97%    -3.97%
------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                  9.91%     9.91%     78.4%    190.9%
------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                            21.44%    21.44%     33.2%     95.5%
------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                      3.46%     3.46%     49.6%
------------------------------------------------------------------------------------------------------
Equity Index Portfolio Class II *                      18.91%    18.91%     98.4%    228.5%
------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                               3.88%     3.88%     59.0%
------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                         27.53%    27.53%    107.5%
------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                   20.02%    20.02%     42.1%
------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                          74.33%    74.33%    175.5%
------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                           61.91%    61.91%
------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                        10.10%    10.10%
------------------------------------------------------------------------------------------------------
Smith Barney Appreciation Portfolio                    11.55%    11.55%     63.4%    145.4%
------------------------------------------------------------------------------------------------------
Smith Barney Total Return Portfolio                    20.32%    20.32%     43.6%    118.8%
------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio          11.90%    11.90%
------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio        18.74%    18.74%
------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio              78.90%    78.90%
------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
------------------------------------------------------------------------------------------------------
Federated High Yield Portfolio                          1.66%     1.66%     19.5%
------------------------------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Portfolio     0.31%     0.31%     12.2%     40.9%
------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                   17.05%    17.05%
------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                       -0.32%    -0.32%     12.7%
------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                              1.21%     1.21%     33.2%     86.4%
------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                        3.52%     3.52%     11.1%     17.3%     36.7%
------------------------------------------------------------------------------------------------------


                                                         Average Annual Returns                           Calendar Year Returns
                                                      -----------------------------------------------------------------------------
                                                         3YR      5YR    10YR  Inception to  Inception      1998     1997    1996
                                                                                   Date        Date #
----------------------------------------------------  -------------------------------------------------  --------------------------
STOCK ACCOUNTS:
----------------------------------------------------  -------------------------------------------------  --------------------------
Alliance Growth Portfolio                              28.29%   29.05%            26.96%      6/20/94      27.23%   27.24%  27.58%
----------------------------------------------------  -------------------------------------------------  --------------------------
Capital Appreciation Fund (Janus)                      44.27%   38.52%  22.72%    14.03%      5/16/83      59.47%   24.38%  26.41%
----------------------------------------------------  -------------------------------------------------  --------------------------
Delaware Investments REIT Series                                                  -8.30%       5/6/98
----------------------------------------------------  -------------------------------------------------  --------------------------
Dreyfus Capital Appreciation Portfolio                 21.28%   23.80%            18.40%       4/5/93      28.50%   26.30%  23.84%
----------------------------------------------------  -------------------------------------------------  --------------------------
Dreyfus Small Cap Portfolio                            10.04%   14.34%            33.81%      8/31/90      -4.70%   15.14%  14.98%
----------------------------------------------------  -------------------------------------------------  --------------------------
Equity Income Portfolio (Fidelity)                     14.38%                     16.47%      8/30/96      10.85%   30.48%
----------------------------------------------------  -------------------------------------------------  --------------------------
Equity Index Portfolio Class II *                      25.66%   26.84%            19.54%     11/30/91      26.81%   31.59%  21.78%
----------------------------------------------------  -------------------------------------------------  --------------------------
Federated Stock Portfolio                              16.72%                     18.90%      8/30/96      16.25%   31.67%
----------------------------------------------------  -------------------------------------------------  --------------------------
Large Cap Portfolio (Fidelity)                         27.56%                     29.02%      8/30/96      33.69%   21.74%
----------------------------------------------------  -------------------------------------------------  --------------------------
Lazard International Stock Portfolio                   12.43%                     13.11%       8/1/96      11.06%    6.63%
----------------------------------------------------  -------------------------------------------------  --------------------------
MFS Emerging Growth Portfolio                          40.19%                     37.68%      8/30/96      32.42%   19.34%
----------------------------------------------------  -------------------------------------------------  --------------------------
MFS Mid Cap Growth Portfolio                                                      30.80%      3/23/98
----------------------------------------------------  -------------------------------------------------  --------------------------
Salomon Brothers Investors Fund                                                   10.38%      2/17/98
----------------------------------------------------  -------------------------------------------------  --------------------------
Smith Barney Appreciation Portfolio                    17.77%   19.66%            13.19%     10/16/91      17.47%   24.66%  18.24%
----------------------------------------------------  -------------------------------------------------  --------------------------
Smith Barney Total Return Portfolio                    12.83%   16.94%            15.35%      12/3/93       3.60%   15.22%  23.68%
----------------------------------------------------  -------------------------------------------------  --------------------------
Travelers Disciplined Mid Cap Stock Portfolio                                     21.69%       4/1/97      15.30%
----------------------------------------------------  -------------------------------------------------  --------------------------
Travelers Disciplined Small Cap Stock Portfolio                                    2.73%       5/1/98
----------------------------------------------------  -------------------------------------------------  --------------------------
Warburg Pincus Emerging Markets Portfolio                                         21.65%     12/31/97     -17.28%
----------------------------------------------------  -------------------------------------------------  --------------------------
BOND ACCOUNTS:
----------------------------------------------------  -------------------------------------------------  --------------------------
Federated High Yield Portfolio                          6.12%                      7.68%      8/30/96       3.25%   13.85%
----------------------------------------------------  -------------------------------------------------  --------------------------
Smith Barney Diversified Strategic Income Portfolio     3.92%    7.10%             5.19%     10/16/91       4.93%    6.63%   9.72%
----------------------------------------------------  -------------------------------------------------  --------------------------
Travelers Convertible Bond Portfolio                                               9.91%       5/1/98
----------------------------------------------------  -------------------------------------------------  --------------------------
Travelers Quality Bond Portfolio                        4.05%                      4.58%      8/30/96       6.98%    5.65%
----------------------------------------------------  -------------------------------------------------  --------------------------
BALANCED ACCOUNTS:
----------------------------------------------------  -------------------------------------------------  --------------------------
MFS Total Return Portfolio                             10.03%   13.26%            11.46%      6/20/94      10.10%   19.56%  12.90%
----------------------------------------------------  -------------------------------------------------  --------------------------
MONEY MARKET ACCOUNTS:
----------------------------------------------------  -------------------------------------------------  --------------------------
Travelers Money Market Portfolio                        3.57%    3.24%   3.17%     3.62%     12/31/87       3.59%    3.60%   2.72%
----------------------------------------------------  -------------------------------------------------  --------------------------



* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date is the date that the underlying fund commenced operations

                            MIXED AND SHARED FUNDING

       Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

                           FEDERAL TAX CONSIDERATIONS

       The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

       Federal tax law generally requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which a participant under a qualified plan, a Section 403(b) annuity, or an IRA attains age 70 1/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

       Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a contract owner when the contract owner transfers the contract without adequate consideration.

       If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed bad upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

       Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

       The federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. Failure to meet these requirements will cause the surviving joint owner, or the beneficiary, to lose the tax benefits associated with annuity contracts, i.e., primarily the tax deferral prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES

       To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

       The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

SIMPLE Plan IRA Form

       Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

       Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

       Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

       Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

       Distributions are taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain lump-sum distributions may be eligible for special forward averaging tax treatment for certain classes of individuals.

FEDERAL INCOME TAX WITHHOLDING

       The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

       There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

       (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

       (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

       (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law.

          A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

       To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

       The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 1999, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $14,850 or less per year, will generally be exempt from periodic withholding.

       Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

       Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.


                             INDEPENDENT ACCOUNTANTS

       The financial statements of The Travelers Life and Annuity Company as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999, included herein, and the financial statements of Fund ABD II as of and for the year ended December 31, 1999, also included herein, have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

ANNUAL REPORT
DECEMBER 31, 1999



              THE TRAVELERS FUND ABD II
              FOR VARIABLE ANNUITIES





[TRAVELERS LIFE&ANNUITY LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT  06183

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999

ASSETS:
  Investments in eligible funds at market value:
    Capital Appreciation Fund, 1,335,146 shares (cost $93,724,341) ..........................   $    145,263,879
    Delaware Group Premium Fund, Inc., 127,893 shares (cost $1,139,759) .....................          1,108,831
    Dreyfus Variable Investment Fund, 440,024 shares (cost $18,504,750) .....................         20,726,641
    Greenwich Street Series Fund, 4,848,224 shares (cost $71,637,977) .......................         75,236,795
    Money Market Portfolio, 42,351,549 shares (cost $42,351,549) ............................         42,351,549
    Morgan Stanley Dean Witter Universal Funds, Inc., 1,459,584 shares (cost $18,554,620) ...         19,139,779
    Salomon Brothers Variable Series Funds Inc., 1,808,970 shares (cost $19,622,350) ........         20,460,089
    The Travelers Series Trust, 18,873,981 shares (cost $265,114,296) .......................        315,043,199
    Travelers Series Fund Inc., 7,957,724 shares (cost $155,793,869) ........................        179,397,221
    Van Kampen Life Investment Trust, 9,329,955 shares (cost $34,120,870) ...................         39,989,037
    Warburg Pincus Trust, 232,002 shares (cost $2,451,572) ..................................          3,289,795
                                                                                                ----------------

      Total Investments (cost $723,015,953) .................................................                       $   862,006,815

  Receivables:

    Dividends ...............................................................................                               115,888
    Purchase payments and transfers from other Travelers accounts ...........................                             2,391,387
  Other assets ..............................................................................                                48,371
                                                                                                                    ---------------

      Total Assets ..........................................................................                           864,562,461
                                                                                                                    ---------------


LIABILITIES:
  Payables:
    Contract surrenders and transfers to other Travelers accounts ...........................                               851,782
    Insurance charges .......................................................................                               260,029
    Administrative fees  ....................................................................                                31,202
  Accrued liabilities .......................................................................                                 5,922
                                                                                                                    ---------------

      Total Liabilities .....................................................................                             1,148,935
                                                                                                                    ---------------

NET ASSETS:                                                                                                         $   863,413,526
                                                                                                                    ===============









                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:
  Dividends ........................................................................                       $     25,681,160

EXPENSES:
  Insurance charges ................................................................    $     7,740,785
  Administrative fees ..............................................................            928,894

                                                                                        ----------------
    Total expenses..................................................................                              8,669,679
                                                                                                           -----------------

      Net investment income ........................................................                             17,011,481
                                                                                                           -----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:
    Proceeds from investments sold .................................................        379,798,102
    Cost of investments sold .......................................................        370,321,690
                                                                                        ----------------

      Net realized gain (loss) .....................................................                              9,476,412

Change in unrealized gain (loss) on investments:
  Unrealized gain at December 31, 1998 .............................................         36,155,774
  Unrealized gain at December 31, 1999 .............................................        138,990,862
                                                                                        ----------------

    Net change in unrealized gain (loss) for the year ..............................                            102,835,088
                                                                                                           -----------------

    Net realized gain (loss) and change in unrealized gain (loss)...................                            112,311,500
                                                                                                           -----------------

Net increase in net assets resulting from operations ...............................                            129,322,981
                                                                                                           =================






                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                                         1999               1998
                                                                                         ----               ----
OPERATIONS:
  Net investment income ........................................................   $   17,011,481    $    8,320,588
  Net realized gain (loss) from investment transactions ........................        9,476,412         2,811,746
  Net change in unrealized gain (loss) on investments ..........................      102,835,088        35,777,662
                                                                                   ---------------   ---------------
    Net increase in net assets resulting from operations .......................      129,322,981        46,909,996
                                                                                   ---------------   ---------------
UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 166,599,210 and 209,176,825 units, respectively)  ...........      230,945,585       250,118,712
  Participant transfers from other Travelers accounts
    (applicable to 412,772,611 and 151,067,338 units, respectively)  ...........      525,844,236       180,688,277
  Administrative charges
    (applicable to 56,314 and 31,383 units, respectively)  .....................         (82,126)          (38,546)
  Contract surrenders
    (applicable to 29,909,228 and 16,070,201 units, respectively)  .............     (40,380,404)      (19,665,803)
  Participant transfers to other Travelers accounts
    (applicable to 338,145,478 and 94,682,840 units, respectively)  ............    (415,729,534)     (107,711,107)
  Other payments to participants
    (applicable to 4,551,953 and 1,424,197 units, respectively)  ...............      (5,832,750)       (1,691,394)
                                                                                   ---------------   ---------------
    Net increase in net assets resulting from unit transactions ................      294,765,007       301,700,139
                                                                                   ---------------   ---------------
      Net increase in net assets ...............................................      424,087,988       348,610,135

NET ASSETS:
  Beginning of year ............................................................      439,325,538        90,715,403
                                                                                   ---------------   ---------------

  End of year ..................................................................   $  863,413,526    $  439,325,538
                                                                                   ===============   ===============











                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Fund ABD II for Variable Annuities ("Fund ABD II") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), which is a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by Travelers Life. Fund ABD II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund ABD II includes the products Portfolio Architect, Portfolio Architect Select, Travelers Access, Travelers Access Select, and Travelers Premier Advisers.

     Participant purchase payments applied to Fund ABD II are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1999, the eligible funds available under Fund ABD II were: Capital Appreciation Fund; Money Market Portfolio, Alliance Growth Portfolio, Putnam Diversified Income Portfolio and MFS Total Return Portfolio of Travelers Series Fund Inc.; Travelers Quality Bond Portfolio, Lazard International Stock Portfolio, MFS Emerging Growth Portfolio, Federated Stock Portfolio, Federated High Yield Portfolio, Large Cap Portfolio, Equity Income Portfolio, Disciplined Mid Cap Stock Portfolio, MFS Mid Cap Growth Portfolio, MFS Research Portfolio, Strategic Stock Portfolio, Disciplined Small Cap Stock Portfolio and Convertible Bond Portfolio of The Travelers Series Trust; Diversified Strategic Income Portfolio, Total Return Portfolio, Appreciation Portfolio and Equity Index Portfolio Class II of Greenwich Street Series Fund; REIT Series of Delaware Group Premium Fund, Inc.; Capital Appreciation Portfolio and Small Cap Portfolio of Dreyfus Variable Investment Fund; Emerging Markets Portfolio of Warburg Pincus Trust; Mid Cap Value Portfolio, Value Portfolio, Emerging Markets Equity Portfolio and Global Equity Portfolio of Morgan Stanley Dean Witter Universal Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.); Morgan Stanley Real Estate Securities Portfolio, Enterprise Portfolio, Government Portfolio, Growth and Income Portfolio, Emerging Growth Portfolio, Domestic Income Portfolio, Money Market Portfolio and Comstock Portfolio of Van Kampen Life Investment Trust; Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable High Yield Bond Fund and Salomon Brothers Variable Strategic Bond Fund of Salomon Brothers Variable Series Funds Inc. All of the funds are Massachusetts business trusts, except Travelers Series Fund Inc., Delaware Group Premium Fund, Inc., Salomon Brothers Variable Series Funds, Inc., and Morgan Stanley Dean Witter Universal Funds, Inc., which are incorporated under Maryland law and Van Kampen Life Investment Trust which is a Delaware business trust. Capital Appreciation Fund, Money Market Portfolio, Travelers Series Fund Inc., Travelers Series Trust, Greenwich Street Series Fund, and Salomon Brothers Variable Series Funds, Inc. are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

     The following is a summary of significant accounting policies consistently followed by Fund ABD II in the preparation of its financial statements.

     SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

     FEDERAL INCOME TAXES. The operations of Fund ABD II form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund ABD II. Fund ABD II is not taxed as a "regulated investment company" under Subchapter M of the Code.

     OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments were $693,772,145 and $379,798,102, respectively, for the year ended December 31, 1999. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $723,018,953 at December 31, 1999. Gross unrealized appreciation for all investments at December 31, 1999 was $142,828,409. Gross unrealized depreciation for all investments at December 31, 1999 was $3,837,547.

3.   CONTRACT CHARGES

     Insurance charges are paid for the mortality and expense risks assumed by Travelers Life. Each business day, Travelers Life deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.25% of the amount held in each funding option

     Administrative fees are paid for administrative expenses. This fee is also deducted each business day and reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.15% of the amounts held in each funding option.

     For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to Travelers Life to cover contract administrative charges.

     No sales charge is deducted from participant purchase payments when they are received. However, Travelers Life generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within seven years of its payment date. Contract surrender payments include $385,026 and $63,298 of contingent deferred sales charges for the years ended December 31, 1999 and 1998, respectively.

4.   CHANGE IN ACCOUNTING

     On January 1, 1999, in conjunction with the implementation of a new system, Fund ABD II changed its basis of reporting realized gains and losses for investment transactions from an identified cost basis to an average cost basis. The accounting changed had no effect on net assets.

5.   NET CONTRACT OWNERS' EQUITY

                                                                                             DECEMBER 31, 1999
                                                                  ------------------------------------------------------------------

                                                                    ACCUMULATION        ANNUITY             UNIT          NET
                                                                        UNITS            UNITS             VALUE         ASSETS
                                                                        -----            -----             -----         ------
Capital Apperciation Fund .....................................        46,936,090            6,311        $3.098       $145,437,918

Delaware Group Premium Fund, Inc.
  REIT Series .................................................         1,280,359                -         0.866          1,108,461

Dreyfus Variable Investment Fund
  Capital Appreciation Portfolio ..............................        10,488,399                -         1.223         12,822,259
  Small Cap Portfolio .........................................         7,815,322                -         1.058          8,264,911

Greenwich Street Series Fund
  Appreciation Portfolio ......................................        24,225,208                -         1.431         34,662,000
  Diversified Strategic Income Portfolio ......................        28,190,252            8,343         1.103         31,108,967
  Total Return Portfolio ......................................         4,963,010                -         1.146          5,688,900
  Equity Index Portfolio Class II .............................         3,460,443                -         1.098          3,798,098

Money Market Portfolio ........................................        37,736,754                -         1.107         41,793,122

Morgan Stanley Dean Witter Universal Funds, Inc.
  Emerging Markets Equity Portfolio ...........................         1,187,791                -         1.476          1,762,472
  Global Equity Portfolio .....................................         4,937,653                -         1.017          5,021,661
  Mid Cap Value Portfolio .....................................         5,752,898                -         1.235          7,102,174
  Value Portfolio .............................................         6,166,448                -         0.852          5,254,465

Salomon Brothers Variable Series Funds Inc.
  Salomon Brothers Variable Capital Fund ......................         2,802,945                -         1.305          3,657,612
  Salomon Brothers Variable High Yield Bond Fund ..............         3,085,254                -         1.032          3,182,949
  Salomon Brothers Variable Investors Fund ....................         8,670,638                -         1.132          9,819,218
  Salomon Brothers Variable Strategic Bond Fund ...............         3,695,681                -         1.026          3,793,423

The Travelers Series Trust
  Equity Income Portfolio .....................................        35,680,567            6,650         1.535         54,787,094
  Federated High Yield Portfolio ..............................        22,260,856                -         1.196         26,633,290
  Federated Stock Portfolio ...................................        14,390,300           15,877         1.552         22,351,557
  Large Cap Portfolio .........................................        28,043,782            7,981         2.123         59,551,774
  Lazard International Stock Portfolio ........................        25,226,349                -         1.460         36,821,800
  MFS Emerging Growth Portfolio ...............................        22,881,721                -         2.766         63,299,808
  MFS Mid Cap Growth Portfolio ................................         4,760,902                -         1.595          7,595,898
  MFS Research Portfolio ......................................           669,474                -         1.285            860,431
  Strategic Stock Portfolio ...................................           434,122                -         0.981            426,055
  Convertible Bond Portfolio ..................................         2,431,429                -         1.170          2,845,793
  Disciplined Mid Cap Stock Portfolio .........................         6,716,626                -         1.541         10,352,640
  Disciplined Small Cap Stock Portfolio .......................         1,202,404                -         1.061          1,275,884
  Travelers Quality Bond Portfolio ............................        26,069,226                -         1.128         29,397,260


                                                                                             DECEMBER 31, 1999
                                                                  ------------------------------------------------------------------
                                                                    ACCUMULATION        ANNUITY             UNIT          NET
                                                                        UNITS            UNITS             VALUE         ASSETS
                                                                        -----            -----             -----         ------
Travelers Series Fund Inc.
  Alliance Growth Portfolio ...................................        47,159,785            8,120        $2.189       $103,259,050
  MFS Total Return Portfolio ..................................        54,283,283            7,269         1.319         71,594,687
  Putnam Diversified Income Portfolio .........................         4,489,463                -         1.059          4,753,613

Van Kampen Life Investment Trust
  Comstock Portfolio ..........................................           592,847                -         0.916            543,095
  Domestic Income Portfolio ...................................         2,370,354                -         0.983          2,330,804
  Emerging Growth Portfolio ...................................         4,454,847                -         2.426         10,808,083
  Enterprise Portfolio ........................................         6,294,366                -         1.344          8,460,646
  Government Portfolio ........................................         1,781,637                -         1.003          1,786,132
  Growth and Income Portfolio .................................         6,242,006                -         1.147          7,160,428
  Money Market Portfolio ......................................         7,282,651                -         1.055          7,684,513
  Morgan Stanley Real Estate Securities Portfolio .............         1,437,131                -         0.866          1,244,273

Warburg Pincus Trust
  Emerging Markets Portfolio ..................................         2,521,807                -         1.313          3,310,308
                                                                                                                      --------------

Net Contract Owners' Equity ....................................................................................       $863,413,526
                                                                                                                      ==============

6.  STATEMENT OF INVESTMENTS


INVESTMENT OPTIONS                                                           NO. OF              MARKET
                                                                             SHARES              VALUE
                                                                         -----------------   -----------------
CAPITAL APPRECIATION FUND (16.9%)
    Total (Cost $93,724,341)                                                    1,335,146        $145,263,879
                                                                         -----------------   -----------------

DELAWARE GROUP PREMIUM FUND, INC. (0.1%)
  REIT Series
    Total (Cost $1,139,759)                                                       127,893           1,108,831
                                                                         -----------------   -----------------

DREYFUS VARIABLE INVESTMENT FUND (2.4%)
  Capital Appreciation Portfolio (cost $11,740,341)                               319,779          12,749,573
  Small Cap Portfolio (cost $6,764,409)                                           120,245           7,977,068
                                                                         -----------------   -----------------
    Total (Cost $18,504,750)                                                      440,024          20,726,641
                                                                         -----------------   -----------------

GREENWICH STREET SERIES FUND (8.7%)
  Appreciation Portfolio (Cost $30,508,756)                                     1,481,948          34,662,769
  Diversified Strategic Income Portfolio (Cost $32,480,074)                     2,977,715          31,087,343
  Total Return Portfolio (Cost $5,163,433)                                        282,558           5,690,723
  Equity Index Portfolio Class II (Cost $3,485,714)                               106,003           3,795,960
                                                                         -----------------   -----------------
    Total (Cost $71,637,977)                                                    4,848,224          75,236,795
                                                                         -----------------   -----------------

MONEY MARKET PORTFOLIO (4.9%)
    Total (Cost $42,351,549)                                                   42,351,549          42,351,549
                                                                         -----------------   -----------------

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC. (2.2%)
  Emerging Markets Equity Portfolio (Cost $1,211,349)                             126,749           1,763,082
  Global Equity Portfolio (Cost $5,091,986)                                       390,315           5,027,257
  Mid Cap Value Portfolio (Cost $6,673,170)                                       454,305           7,096,251
  Value Portfolio (Cost $5,578,115)                                               488,215           5,253,189
                                                                         -----------------   -----------------
    Total (Cost $18,554,620)                                                    1,459,584          19,139,779
                                                                         -----------------   -----------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (2.4%)
  Salomon Brothers Variable Capital Fund (Cost $3,174,259)                        267,653           3,658,815
  Salomon Brothers Variable High Yield Bond Fund (Cost $3,384,029)                345,340           3,184,039
  Salomon Brothers Variable Investors Fund (Cost $9,081,008)                      803,148           9,822,502
  Salomon Brothers Variable Strategic Bond Fund (Cost $3,983,054)                 392,829           3,794,733
                                                                         -----------------   -----------------
    Total (Cost $19,622,350)                                                    1,808,970          20,460,089
                                                                         -----------------   -----------------

                                                                             NO. OF              MARKET
                                                                             SHARES              VALUE
                                                                       -----------------   -----------------
THE TRAVELERS SERIES TRUST (36.6%)
  Equity Income Portfolio (Cost $54,216,831)                                    3,639,667         $54,776,991
  Federated High Yield Portfolio (Cost $26,913,145)                             2,322,398          26,568,228
  Federated Stock Portfolio (Cost $20,785,849)                                  1,368,358          22,358,973
  Large Cap Portfolio (Cost $47,720,542)                                        2,817,387          59,475,042
  Lazard International Stock Portfolio (Cost $33,883,524)                       2,312,004          36,159,735
  MFS Emerging Growth Portfolio (Cost $33,891,943)                              2,121,157          63,252,898
  MFS Mid Cap Growth Portfolio (Cost $5,200,212)                                  461,155           7,576,775
  MFS Research Portfolio (Cost $707,641)                                           65,905             860,720
  Strategic Stock Portfolio (Cost $431,556)                                        42,920             426,195
  Convertible Bond Portfolio (Cost $2,503,155)                                    240,277           2,808,835
  Disciplined Mid Cap Stock Portfolio (Cost $8,648,472)                           649,783          10,143,121
  Disciplined Small Cap Stock Portfolio (Cost $1,064,131)                         121,730           1,300,073
  Travelers Quality Bond Portfolio (Cost $29,147,295)                           2,711,240          29,335,613
                                                                         -----------------   -----------------
    Total (Cost $265,114,296)                                                  18,873,981         315,043,199
                                                                         -----------------   -----------------

TRAVELERS SERIES FUND INC. (20.8%)
  Alliance Growth Portfolio (Cost $78,519,694)                                  3,136,847         103,139,536
  MFS Total Return Portfolio (Cost $72,312,352)                                 4,405,572          71,502,438
  Putnam Diversified Income Portfolio (Cost $4,961,823)                           415,305           4,755,247
                                                                         -----------------   -----------------
    Total (Cost $155,793,869)                                                   7,957,724         179,397,221
                                                                         -----------------   -----------------

VAN KAMPEN LIFE INVESTMENT TRUST (4.6%)
  Comstock Portfolio (Cost $545,960)                                               58,353             543,268
  Domestic Income Portfolio (Cost $2,435,990)                                     289,882           2,330,654
  Emerging Growth Portfolio (Cost $6,375,946)                                     233,801          10,808,621
  Enterprise Portfolio (Cost $7,108,178)                                          323,931           8,457,842
  Government Portfolio (Cost $1,860,130)                                          202,579           1,786,747
  Growth and Income Portfolio (Cost $6,808,495)                                   467,285           7,163,477
  Money Market Portfolio (Cost $7,653,481)                                      7,653,481           7,653,481
  Morgan Stanley Real Estate Securities Portfolio (Cost $1,332,690)               100,643           1,244,947
                                                                         -----------------   -----------------
    Total (Cost $34,120,870)                                                    9,329,955          39,989,037
                                                                         -----------------   -----------------

WARBURG PINCUS TRUST (0.4%)
  Emerging Markets Portfolio
    Total (Cost $2,451,572)                                                     232,002           3,289,795
                                                                       -----------------   -----------------

TOTAL INVESTMENT OPTIONS (100%)
(COST $723,015,953)                                                                            $862,006,815
                                                                                           =================


7. SCHEDULE OF FUND ABD II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                                                              DREYFUS CAPITAL
                                                       CAPITAL APPRECIATION FUND       REIT SERIES        APPRECIATION PORTFOLIO
                                                      --------------------------  ---------------------   -----------------------
                                                           1999           1998         1999     1998          1999       1998
                                                           ----           ----         ----     ----          ----       ----
INVESTMENT INCOME:
Dividends ..........................................  $  1,998,737  $    649,386  $   13,182  $       -   $   115,440  $   16,303
                                                      ------------  ------------  ----------  ---------   -----------  ----------

EXPENSES:
Insurance charges ..................................     1,058,075       289,870      10,798      1,497       101,089      12,844
Administrative fees ................................       126,969        34,785       1,296        180        12,131       1,541
                                                      ------------  ------------  ----------  ---------   -----------  ----------
Net investment income (loss) .......................       813,693       324,731       1,088    (1,677)         2,220       1,918
                                                      ------------  ------------  ----------  ---------   -----------  ----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...................     5,102,834     1,324,183      96,715     65,575       605,737     190,813
  Cost of investments sold .........................     3,576,507       976,056      98,618     72,581       563,552     184,507
                                                      ------------  ------------  ----------  ---------   -----------  ----------

    Net realized gain (loss) .......................     1,526,327       348,127     (1,903)    (7,006)        42,185       6,306
                                                      ------------  ------------  ----------  ---------   -----------  ----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .........    12,515,005       108,583       9,925          -       257,453           -
  Unrealized gain (loss) end of year ...............    51,539,538    12,515,005    (30,928)      9,925     1,009,232     257,453
                                                      ------------  ------------  ----------  ---------   -----------  ----------

    Net change in unrealized gain (loss) for the
      year ........................................     39,024,533    12,406,422    (40,853)      9,925       751,779     257,453
                                                      ------------  ------------  ----------  ---------   -----------  ----------

Net increase (decrease) in net assets
  resulting from operations ........................    41,364,553    13,079,280    (41,668)      1,242       796,184     265,677
                                                      ------------  ------------  ----------  ---------   -----------  ----------




UNIT TRANSACTIONS:
Participant purchase payments ......................   38,741,403    20,450,412     289,560    405,397     4,907,553   2,334,030
Participant transfers from other Travelers accounts    34,803,329     9,775,884     407,021    219,590     4,969,385     785,282
Administrative charges .............................      (11,349)       (4,258)        (69)       (16)         (963)        (79)
Contract surrenders ................................   (3,496,348)   (2,318,539)    (39,940)   (12,830)     (458,748)   (124,200)
Participant transfers to other Travelers accounts ..  (12,742,237)   (1,958,651)    (73,120)   (43,093)     (543,327)   (108,535)
Other payments to participants .....................     (310,419)      (76,461)     (3,613)          -             -           -
                                                      ------------  ------------  ----------  ---------   -----------  ----------

  Net increase (decrease) in net assets
    resulting from unit transactions ...............   56,984,379    25,868,387     579,839    569,048     8,873,900   2,886,498
                                                      ------------  ------------  ----------  ---------   -----------  ----------

    Net increase (decrease) in net assets ..........   98,348,932    38,947,667     538,171    570,290     9,670,084   3,152,175




NET ASSETS:
  Beginning of year ................................    47,088,986     8,141,319     570,290          -     3,152,175           -
                                                      ------------  ------------  ----------  ---------   -----------  ----------

  End of year ......................................  $145,437,918  $ 47,088,986  $1,108,461  $ 570,290   $12,822,259  $3,152,175
                                                      ============  ============  ==========  =========   ===========  ==========

                                                                       DIVERSIFIED STRATEGIC
        SMALL CAP PORTFOLIO           APPRECIATION PORTFOLIO              INCOME PORTFOLIO            TOTAL RETURN PORTFOLIO
   ----------------------------   ------------------------------   ------------------------------   ----------------------------
        1999          1998            1999             1998             1999            1998           1999           1998
        ----          ----            ----             ----             ----            ----           ----           ----
          $2,489       $14,580        $621,204         $800,393       $1,837,504      $1,136,091       $189,436         $8,487
   --------------   -----------   -------------   --------------   --------------   -------------   ------------   ------------


          58,528         6,583         345,092          180,136          384,549         232,330         42,636          3,755
           7,023           790          41,411           21,617           46,146          27,880          5,117            451
   --------------   -----------   -------------   --------------   --------------   -------------   ------------   ------------
        (63,062)         7,207         234,701          598,640        1,406,809         875,881        141,683          4,281
   --------------   -----------   -------------   --------------   --------------   -------------   ------------   ------------




       3,155,467        92,364       1,979,628          534,323        4,744,433       1,317,064        241,854        147,571
       2,863,386       109,282       1,799,001          532,263        4,974,042       1,401,783        233,150        164,794
   --------------   -----------   -------------   --------------   --------------   -------------   ------------   ------------

         292,081      (16,918)         180,627            2,060        (229,609)        (84,719)          8,704       (17,223)
   --------------   -----------   -------------   --------------   --------------   -------------   ------------   ------------


         222,014             -       1,582,444        (164,938)        (289,764)       (366,241)         49,916              -
       1,212,659       222,014       4,154,013        1,582,444      (1,392,731)       (289,764)        527,290         49,916
   --------------   -----------   -------------   --------------   --------------   -------------   ------------   ------------

         990,645       222,014       2,571,569        1,747,382      (1,102,967)          76,477        477,374         49,916
   --------------   -----------   -------------   --------------   --------------   -------------   ------------   ------------


       1,219,664       212,303       2,986,897        2,348,082           74,233         867,639        627,761         36,974
   --------------   -----------   -------------   --------------   --------------   -------------   ------------   ------------





       2,587,082     1,630,807       9,425,103       11,377,650        5,337,475      16,265,550      2,170,295        991,416
       5,391,249     1,020,723       4,302,785        2,948,835        5,561,379       7,618,084      1,960,248        364,875
            (648)          (59)         (3,159)          (1,723)          (3,343)         (2,324)          (553)           (21)
        (271,613)      (27,090)     (1,349,630)        (288,935)      (2,280,187)       (723,704)      (125,494)       (39,807)
      (3,313,712)     (179,662)     (1,712,077)        (821,369)      (4,273,398)     (2,044,290)      (154,725)      (132,387)
          (4,133)            -        (193,425)         (80,041)        (625,373)       (369,338)        (9,682)             -
   --------------   -----------   -------------   --------------   --------------   -------------   ------------   ------------


       4,388,225     2,444,719      10,469,597       13,134,417        3,716,553      20,743,978      3,840,089      1,184,076
   --------------   -----------   -------------   --------------   --------------   -------------   ------------   ------------

       5,607,889     2,657,022      13,456,494       15,482,499        3,790,786      21,611,617      4,467,850      1,221,050





       2,657,022             -      21,205,506        5,723,007       27,318,181       5,706,564      1,221,050              -
   --------------   -----------   -------------   --------------   --------------   -------------   ------------   ------------

      $8,264,911    $2,657,022     $34,662,000      $21,205,506      $31,108,967     $27,318,181     $5,688,900     $1,221,050
   ==============   ===========   =============   ==============   ==============   =============   ============   ============


7. SCHEDULE OF FUND ABD II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)

                                                                    EQUITY INDEX PORTFOLIO CLASS II
                                                               ----------------------------------------
                                                                      1999                 1998
                                                                      ----                 ----
INVESTMENT INCOME:

Dividends .................................................... $              262   $                -
                                                               -------------------  -------------------

EXPENSES:
Insurance charges ............................................             12,454                    -
Administrative fees ..........................................              1,494                    -
                                                               -------------------  -------------------
    Net investment income (loss) .............................           (13,686)                    -
                                                               -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:

  Proceeds from investments sold .............................             36,679                    -

  Cost of investments sold ...................................             36,124                    -
                                                               -------------------  -------------------

Net realized gain (loss) .....................................                555                    -
                                                               -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ...................                  -                    -
  Unrealized gain (loss) end of year .........................            310,246                    -
                                                               -------------------  -------------------

    Net change in unrealized gain (loss) for the year ........            310,246                    -
                                                               -------------------  -------------------

Net increase (decrease) in net assets
  resulting from operations ..................................            297,115                    -
                                                               -------------------  -------------------




UNIT TRANSACTIONS:
Participant purchase payments ................................          2,460,836                    -
Participant transfers from other Travelers accounts ..........          1,081,185                    -
Administrative charges .......................................               (57)                    -
Contract surrenders ..........................................           (16,309)                    -
Participant transfers to other Travelers accounts ............           (24,672)                    -
Other payments to participants ...............................                  -                    -
                                                               -------------------  -------------------
  Net increase (decrease) in net assets
    resulting from unit transactions .........................          3,500,983                    -
                                                               -------------------  -------------------


    Net increase (decrease) in net assets ....................          3,798,098                    -




NET ASSETS:
  Beginning of year ..........................................                  -                    -
                                                               -------------------  -------------------

  End of year ................................................      $   3,798,098   $                -
                                                               ===================  ===================

                                                                         MONEY MARKET PORTFOLIO
                                                                -----------------------------------------
                                                                        1999                 1998
                                                                        ----                 ----
INVESTMENT INCOME:

Dividends ....................................................       $     1,193,780      $      637,335
                                                                --------------------- -------------------

EXPENSES:
Insurance charges ............................................               302,196             162,639
Administrative fees ..........................................                36,263              19,516
                                                                --------------------- -------------------

    Net investment income (loss) .............................               855,321             455,180
                                                                --------------------- -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:

  Proceeds from investments sold .............................           158,971,876          37,860,275

  Cost of investments sold ...................................           158,971,876          37,860,275
                                                                --------------------- -------------------

    Net realized gain (loss) .................................                     -                   -
                                                                --------------------- -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ...................                     -                   -
  Unrealized gain (loss) end of year .........................                     -                   -
                                                                --------------------- -------------------

    Net change in unrealized gain (loss) for the year ........                     -                   -
                                                                --------------------- -------------------

Net increase (decrease) in net assets
  resulting from operations ..................................               855,321             455,180
                                                                --------------------- -------------------

UNIT TRANSACTIONS:
Participant purchase payments ................................            31,203,495          23,473,107
Participant transfers from other Travelers accounts ..........           178,255,560          42,985,983
Administrative charges .......................................               (2,347)               (845)
Contract surrenders ..........................................           (7,259,004)         (6,226,587)
Participant transfers to other Travelers accounts ............         (177,832,134)        (48,188,615)
Other payments to participants ...............................           (1,361,353)           (109,825)
                                                                --------------------- -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions .........................            23,004,217          11,933,218
                                                                --------------------- -------------------

Net increase (decrease) in net assets ........................            23,859,538          12,388,398




NET ASSETS:
  Beginning of year ..........................................            17,933,584           5,545,186
                                                                --------------------- -------------------

  End of year ................................................        $   41,793,122        $ 17,933,584
                                                                ===================== ===================

                                                                  EMERGING MARKETS EQUITY PORTFOLIO
                                                               ----------------------------------------
                                                                      1999                 1998
                                                                      ----                 ----
INVESTMENT INCOME:

Dividends ....................................................   $             169    $          1,270
                                                               -------------------- -------------------

EXPENSES:
Insurance charges ............................................               9,604               1,205
Administrative fees ..........................................               1,153                 144
                                                               -------------------- -------------------

    Net investment income (loss) .............................            (10,588)                (79)
                                                               -------------------- -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .............................             531,418             220,711
  Cost of investments sold ...................................             442,587             230,811
                                                               -------------------- -------------------

    Net realized gain (loss) .................................              88,831            (10,100)
                                                               -------------------- -------------------

Change in unrealized gain (loss) on investments:
Unrealized gain (loss) beginning of year .....................            (25,858)                   -
Unrealized gain (loss) end of year ...........................             551,733            (25,858)
                                                               -------------------- -------------------

  Net change in unrealized gain (loss) for the year ..........             577,591            (25,858)
                                                               -------------------- -------------------

Net increase (decrease) in net assets
  resulting from operations ..................................             655,834            (36,037)
                                                               -------------------- -------------------

UNIT TRANSACTIONS:
Participant purchase payments ................................             514,659             261,230
Participant transfers from other Travelers accounts ..........             882,312              31,201
Administrative charges .......................................                (94)                 (3)
Contract surrenders ..........................................            (15,307)             (2,274)
Participant transfers to other Travelers accounts ............           (525,494)             (3,555)
Other payments to participants ...............................                   -                   -
                                                               -------------------- -------------------
  Net increase (decrease) in net assets
    resulting from unit transactions .........................             856,076             286,599
                                                               -------------------- -------------------

  Net increase (decrease) in net assets ......................           1,511,910             250,562


NET ASSETS:
  Beginning of year ..........................................             250,562                   -
                                                               -------------------- -------------------

  End of year ................................................       $   1,762,472      $      250,562
                                                               ==================== ===================


                                                                                                 SALOMON BROTHERS VARIABLE
  GLOBAL EQUITY PORTFOLIO         MID CAP VALUE PORTFOLIO           VALUE PORTFOLIO                    CAPITAL FUND
-----------------------------   --------------------------   ------------------------------   -------------------------------
    1999            1998          1999           1998            1999             1998             1999             1998
    ----            ----          ----           ----            ----             ----             ----             ----
    $277,588         $28,358      $792,266        $76,083         $63,036          $89,299         $113,984          $27,023
-------------   -------------   -----------   ------------   -------------   --------------   --------------   --------------


      46,722          13,316        59,128         13,840          51,675           11,152           29,104            5,574
       5,607           1,598         7,095          1,661           6,201            1,338            3,492              669
-------------   -------------   -----------   ------------   -------------   --------------   --------------   --------------
     225,259          13,444       726,043         60,582           5,160           76,809           81,388           20,780
-------------   -------------   -----------   ------------   -------------   --------------   --------------   --------------




     548,414          43,986       932,133         46,196         520,196           38,500          387,499          125,696
     532,422          47,575       839,088         51,374         535,596           42,409          339,370          122,201
-------------   -------------   -----------   ------------   -------------   --------------   --------------   --------------

      15,992         (3,589)        93,045        (5,178)        (15,400)          (3,909)           48,129            3,495
-------------   -------------   -----------   ------------   -------------   --------------   --------------   --------------


      49,441               -       253,714              -       (148,821)                -          116,303                -
    (64,729)          49,441       423,081        253,714       (324,926)        (148,821)          484,556          116,303
-------------   -------------   -----------   ------------   -------------   --------------   --------------   --------------

   (114,170)          49,441       169,367        253,714       (176,105)        (148,821)          368,253          116,303
-------------   -------------   -----------   ------------   -------------   --------------   --------------   --------------


     127,081          59,296       988,455        309,118       (186,345)         (75,921)          497,770          140,578
-------------   -------------   -----------   ------------   -------------   --------------   --------------   --------------





   1,184,111       2,260,730     1,765,802      2,802,523       1,835,767        2,132,920        1,347,958        1,184,177
   1,605,543         491,570     2,147,621        296,961       1,697,558          466,354          907,891          120,941
        (597)            (93)         (993)           (94)           (682)             (75)            (201)             (18)
     (90,402)         (9,065)     (120,603)       (16,313)       (110,787)         (11,301)         (53,164)            (673)
    (499,258)        (32,247)     (930,436)       (43,084)       (450,067)         (36,665)        (311,911)        (122,135)
     (70,169)         (4,839)      (91,890)        (4,893)         (6,291)               -          (53,601)               -
-------------   -------------   -----------   ------------   -------------   --------------   --------------   --------------


   2,129,228       2,706,056     2,769,501      3,035,100       2,965,498        2,551,233        1,836,972        1,182,292
-------------   -------------   -----------   ------------   -------------   --------------   --------------   --------------

   2,256,309       2,765,352     3,757,956      3,344,218       2,779,153        2,475,312        2,334,742        1,322,870





   2,765,352               -     3,344,218              -       2,475,312                -        1,322,870                -
-------------   -------------   -----------   ------------   -------------   --------------   --------------   --------------

  $5,021,661      $2,765,352    $7,102,174     $3,344,218      $5,254,465       $2,475,312       $3,657,612       $1,322,870
=============   =============   ===========   ============   =============   ==============   ==============   ==============


7. SCHEDULE OF FUND ABD II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)

                                                      SALOMON BROTHERS VARIABLE SALOMON BROTHERS VARIABLE  SALOMON BROTHERS VARIABLE
                                                        HIGH YIELD BOND FUND         INVESTORS FUND           STRATEGIC BOND FUND
                                                        -----------------------   -----------------------  -------------------------
                                                           1999         1998         1999         1998           1999          1998
INVESTMENT INCOME:
Dividends .............................................   $279,009    $127,360      $49,232      $13,538      $189,329      $87,619
                                                        ----------- -----------  -----------  -----------   -----------  -----------

EXPENSES:
Insurance charges .....................................     34,947      13,786       79,298       13,226        48,265        8,409
Administrative fees ...................................      4,194       1,654        9,516        1,587         5,792        1,009
                                                        ----------- -----------  -----------  -----------   -----------  -----------
    Net investment income (loss) ......................    239,868     111,920     (39,582)      (1,275)       135,272       78,201
                                                        ----------- -----------  -----------  -----------   -----------  -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ......................  1,856,986     189,392      762,130      139,070     2,556,917      870,843
  Cost of investments sold ............................  1,880,009     194,567      694,827      144,581     2,598,948      852,003
                                                        ----------- -----------  -----------  -----------   -----------  -----------

    Net realized gain (loss) ..........................    (23,023)     (5,175)       67,303      (5,511)      (42,031)       18,840
                                                        ----------- -----------  -----------  -----------   -----------  -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ............   (104,631)           -      219,284            -      (44,038)            -
  Unrealized gain (loss) end of year ..................   (199,990)   (104,631)      741,494      219,284     (188,321)     (44,038)
                                                        ----------- -----------  -----------  -----------   -----------  -----------

    Net change in unrealized gain (loss) for the year .    (95,359)   (104,631)      522,210      219,284     (144,283)     (44,038)
                                                        ----------- -----------  -----------  -----------   -----------  -----------

  Net increase (decrease) in net assets
     resulting from operations.........................    121,486       2,114      549,931      212,498      (51,042)       53,003
                                                        ----------- -----------  -----------  -----------   -----------  -----------




UNIT TRANSACTIONS:
Participant purchase payments .........................  1,374,259   2,993,252    3,223,871    2,721,329    3,438,314    1,792,778
Participant transfers from other Travelers accounts ...    945,590     263,803    3,399,188      529,577    1,111,136      150,355
Administrative charges ................................       (302)        (37)        (727)         (58)        (276)         (25)
Contract surrenders ...................................    (33,345)    (66,900)    (297,073)     (98,329)     (27,597)     (11,455)
Participant transfers to other Travelers accounts ..... (2,137,847)   (251,869)    (356,521)     (40,235)  (2,622,938)     (26,943)
Other payments to participants ........................    (27,255)          -      (24,233)            -     (11,887)            -
                                                        ----------- -----------  -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets
    resulting from unit transactions ..................    121,100   2,938,249    5,944,505    3,112,284    1,886,752    1,904,710
                                                        ----------- -----------  -----------  -----------  -----------  -----------

    Net increase (decrease) in net assets .............    242,586   2,940,363    6,494,436    3,324,782    1,835,710    1,957,713




NET ASSETS:
  Beginning of year ...................................  2,940,363           -    3,324,782            -    1,957,713            -
                                                        ----------- -----------  -----------  -----------  -----------  -----------

  End of year ......................................... $3,182,949  $2,940,363   $9,819,218   $3,324,782   $3,793,423   $1,957,713
                                                        =========== ===========  ===========  ===========  ===========  ===========



   EQUITY INCOME PORTFOLIO        FEDERATED HIGH YIELD PORTFOLIO   FEDERATED STOCK PORTFOLIO         LARGE CAP PORTFOLIO
------------------------------    ------------------------------   ------------------------------   ------------------------------
     1999             1998            1999             1998           1999             1998              1999           1998
     ----             ----            ----             ----           ----            ----               ----           ----

$  3,636,717    $    427,384       $     32,266     $  1,419,051    $    203,880    $    667,783     $  3,207,129    $  1,093,908
-------------   -------------      -------------    -------------   -------------   -------------   --------------   -------------


     607,493         305,270            321,703          181,206         261,076         153,879          502,533         186,055
      72,899          36,632             38,605           21,745          31,329          18,466           60,304          22,327
-------------   -------------      -------------    -------------   -------------   -------------   --------------   -------------
   2,956,325          85,482           (328,042)       1,216,100         (88,525)        495,438        2,644,292         885,526
-------------   -------------      -------------    -------------   -------------   -------------   --------------   -------------




   6,000,314       1,732,606          6,098,881        2,067,295       1,947,514       2,130,798        2,329,180         613,934
   5,709,138       1,480,505          6,177,085        2,033,922       1,799,557       1,903,540        1,963,646         456,601
-------------   -------------      -------------    -------------   -------------   -------------   --------------   -------------

     291,176         252,101            (78,204)          33,373         147,957         227,258          365,534         157,333
-------------   -------------      -------------    -------------   -------------   -------------   --------------   -------------


   2,406,309         115,204         (1,068,510)        (127,556)      1,045,564         (73,636)       3,846,100          92,281
     560,160       2,406,309           (344,917)      (1,068,510)      1,573,124       1,045,564       11,754,500       3,846,100
-------------   -------------      -------------    -------------   -------------   -------------   --------------   -------------

  (1,846,149)      2,291,105            723,593         (940,954)        527,560       1,119,200        7,908,400       3,753,819
-------------   -------------      -------------    -------------   -------------   -------------   --------------   -------------


   1,401,352       2,628,688            317,347          308,519         586,992       1,841,896       10,918,226       4,796,678
-------------   -------------      -------------    -------------   -------------   -------------   --------------   -------------





  12,745,521      20,033,589          5,101,257       12,986,976       3,507,011       9,240,699       15,287,756       9,904,301
  11,758,808      11,589,592          7,864,506        7,547,219       3,400,343       4,993,546       13,602,899       5,994,492
      (7,892)         (4,858)            (2,932)          (1,890)         (3,143)         (1,938)          (5,347)         (2,404)
  (4,160,755)     (2,350,956)        (1,782,882)        (527,063)       (809,001)     (1,694,704)      (2,210,882)       (408,836)
  (4,843,891)     (2,577,468)        (6,662,803)      (3,171,867)     (1,885,658)     (1,526,533)      (2,858,964)     (1,130,981)
    (290,910)       (128,463)          (339,453)        (208,873)       (206,471)          4,487         (220,052)       (111,978)
-------------   -------------      -------------    -------------   -------------   -------------   --------------   -------------


  15,200,881      26,561,436          4,177,693       16,624,502       4,003,081      11,015,557       23,595,410      14,244,594
-------------   -------------      -------------    -------------   -------------   -------------   --------------   -------------

  16,602,233      29,190,124          4,495,040       16,933,021       4,590,073      12,857,453       34,513,636      19,041,272





  38,184,861       8,994,737         22,138,250        5,205,229      17,761,484       4,904,031       25,038,138       5,996,866
-------------   -------------      -------------    -------------   -------------   -------------   --------------   -------------

$ 54,787,094    $ 38,184,861       $ 26,633,290     $ 22,138,250    $ 22,351,557    $ 17,761,484     $ 59,551,774    $ 25,038,138
=============   =============      =============    =============   =============   =============    =============   =============

7. SCHEDULE OF FUND ABD II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)

                                                          LAZARD INTERNATIONAL             MFS EMERGING             MFS MID CAP
                                                              STOCK PORTFOLIO             GROWTH PORTFOLIO        GROWTH PORTFOLIO
                                                       ---------------------------  ------------------------   ---------------------
                                                            1999            1998          1999         1998       1999      1998
                                                            ----            ----          ----         ----       ----      ----
INVESTMENT INCOME:
Dividends ............................................ $      60,286  $     245,262  $        -   $       -    $    9,593  $     -
                                                       -------------  -------------  -----------  -----------  ----------  --------

EXPENSES:
Insurance charges ....................................       355,888        172,139      431,321      175,935      35,954     2,866
Administrative fees ..................................        42,706         20,657       51,758       21,112       4,315       344
                                                       -------------  -------------  -----------  -----------  ----------  --------
       Net investment income (loss) ..................      (338,308)        52,466     (483,079)    (197,047)    (30,676)   (3,210)
                                                       -------------  -------------  -----------  -----------  ----------  --------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold ....................   146,195,193     24,585,544    2,476,293      732,646     218,333   140,288
   Cost of investments sold ..........................   141,387,167     23,623,407    1,918,861      586,059     197,326   147,156
                                                       -------------  -------------  -----------  -----------  ----------  --------

     Net realized gain (loss) ........................     4,808,026        962,137      557,432      146,587      21,007    (6,868)
                                                       -------------  -------------  -----------  -----------  ----------  --------

Change in unrealized gain (loss) on investments:
   Unrealized gain (loss) beginning of year ..........        97,478        (92,628)   4,395,707         (409)     91,293         -
   Unrealized gain (loss) end of year ................     2,276,211         97,478   29,360,955    4,395,707   2,376,563    91,293
                                                       -------------  -------------  -----------  -----------  ----------  --------

     Net change in unrealized gain (loss) for the year     2,178,733        190,106   24,965,248    4,396,116   2,285,270    91,293
                                                       -------------  -------------  -----------  -----------  ----------  --------

Net increase (decrease) in net assets
     resulting from operations .......................     6,648,451      1,204,709   25,039,601    4,345,656   2,275,601    81,215
                                                       -------------  -------------  -----------  -----------  ----------  --------




UNIT TRANSACTIONS:
Participant purchase payments ........................     7,758,720      9,057,392    8,500,779   10,684,830   1,885,492   621,610
Participant transfers from other Travelers accounts ..   153,774,633     31,837,817   10,217,467    6,271,344   2,968,438   297,833
Administrative charges ...............................        (4,049)        (2,656)      (4,965)      (2,464)       (353)       (8)
Contract surrenders ..................................    (2,150,962)      (291,099)  (1,624,987)    (332,900)   (271,522)  (21,102)
Participant transfers to other Travelers accounts ....  (150,099,777)   (26,977,783)  (3,392,206)  (1,355,078)   (213,457)  (27,849)
Other payments to participants .......................      (110,023)       (59,497)     (94,046)      (9,145)          -         -
                                                       -------------  -------------  -----------  -----------  ----------  --------
   Net increase (decrease) in net assets
        resulting from unit transactions .............     9,168,542     13,564,174   13,602,042   15,256,587   4,368,598   870,484
                                                       -------------  -------------  -----------  -----------  ----------  --------

       Net increase (decrease) in net assets .........    15,816,993     14,768,883   38,641,643   19,602,243   6,644,199   951,699




NET ASSETS:

    Beginning of year ................................    21,004,807      6,235,924   24,658,165    5,055,922     951,699        -
                                                       -------------  -------------  -----------  -----------  ----------  --------

    End of year ...................................... $  36,821,800  $  21,004,807  $63,299,808  $24,658,165  $7,595,898  $951,699
                                                       =============  =============  ===========  ===========  ==========  ========


                                                                                               DISCIPLINED MID CAP
  MFS RESEARCH PORTFOLIO       STRATEGIC STOCK PORTFOLIO     CONVERTIBLE BOND PORTFOLIO          STOCK PORTFOLIO
---------------------------   ---------------------------   ----------------------------    --------------------------
    1999            1998           1999            1998           1999           1998           1999           1998
    ----            ----           ----            ----           ----           ----           ----           ----
$          -   $        348   $          1   $      1,827   $      1,712   $      9,789    $    349,741   $     77,730
------------   ------------   ------------   ------------   ------------   ------------    ------------   ------------


       5,905          1,110          2,773            648         17,906          1,205         103,038         55,554
         709            133            333             78          2,149            145          12,364          6,667
------------   ------------   ------------   ------------   ------------   ------------    ------------   ------------
      (6,614)          (895)        (3,105)         1,101        (18,343)         8,439         234,339         15,509
------------   ------------   ------------   ------------   ------------   ------------    ------------   ------------




      63,545          2,451        191,997         26,106        164,089         48,432       1,365,521        482,095
      57,501          2,462        180,875         26,996        155,855         48,570       1,270,294        478,820
------------   ------------   ------------   ------------   ------------   ------------    ------------   ------------

       6,044            (11)        11,122           (890)         8,234           (138)         95,227          3,275
------------   ------------   ------------   ------------   ------------   ------------    ------------   ------------


      16,644              -          4,393              -          5,726              -         704,146        (40,622)
     153,079         16,644         (5,361)         4,393        305,680          5,726       1,494,649        704,146
------------   ------------   ------------   ------------   ------------   ------------    ------------   ------------

     136,435         16,644         (9,754)         4,393        299,954          5,726         790,503        744,768
------------   ------------   ------------   ------------   ------------   ------------    ------------   ------------


     135,865         15,738         (1,737)         4,604        289,845         14,027       1,120,069        763,552
------------   ------------   ------------   ------------   ------------   ------------    ------------   ------------





     177,513        174,947        219,695        103,291      1,057,778        231,595       1,807,037      3,244,520
     381,506         33,235        148,341         60,067      1,252,696        182,154       1,595,194      1,877,665
         (99)           (15)           (39)            (3)          (236)            (7)         (1,048)          (486)
      (3,724)           (96)       (32,008)       (12,807)      (104,469)           (45)       (346,302)      (156,396)
     (53,403)        (1,036)       (47,687)       (15,662)       (64,686)       (12,859)       (830,980)      (605,788)
           -              -              -              -              -              -         (75,765)       (32,317)
------------   ------------   ------------   ------------   ------------   ------------    ------------   ------------


     501,793        207,035        288,302        134,886      2,141,083        400,838       2,148,136      4,327,198
------------   ------------   ------------   ------------   ------------   ------------    ------------   ------------

     637,658        222,773        286,565        139,490      2,430,928        414,865       3,268,205      5,090,750





     222,773              -        139,490              -        414,865              -       7,084,435      1,993,685
------------   ------------   ------------   ------------   ------------   ------------    ------------   ------------

$    860,431   $    222,773   $    426,055   $    139,490   $  2,845,793   $    414,865    $ 10,352,640   $  7,084,435
============   ============   ============   ============   ============   ============    ============   ============


7. SCHEDULE OF FUND ABD II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)

                                                       DISCIPLINED SMALL CAP    TRAVELERS QUALITY
                                                         STOCK PORTFOLIO         BOND PORTFOLIO          ALLIANCE GROWTH PORTFOLIO
                                                     ----------------------  -------------------------  ----------------------------
                                                       1999         1998          1999        1998         1999           1998
                                                       ----         ----          ----        ----         ----           ----
INVESTMENT INCOME:
Dividends .........................................  $        -   $   1,177  $   136,928   $   720,081  $  3,894,825  $   1,829,359
                                                     ----------   ---------  -----------   -----------  ------------  -------------

EXPENSES:
Insurance charges .................................       9,022       1,599      324,109       134,427       893,010        375,582
Administrative fees ...............................       1,082         192       38,893        16,131       107,161         45,070
                                                     ----------   ---------  -----------   -----------  ------------  -------------
    Net investment income (loss) ..................     (10,104)       (614)    (226,074)      569,523     2,894,654      1,408,707
                                                     ----------   ---------  -----------   -----------  ------------  -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..................      38,908      97,356    4,773,895     1,426,652     7,119,456      5,912,385
  Cost of investments sold ........................      35,284     130,787    4,755,373     1,348,228     6,060,265      5,298,727
                                                     ----------   ---------  -----------   -----------  ------------  -------------

    Net realized gain (loss) ......................       3,624     (33,431)      18,522        78,424     1,059,191        613,658
                                                     ----------   ---------  -----------   -----------  ------------  -------------

Change in unrealized gain (loss) on investments:

  Unrealized gain (loss) beginning of year ........      54,093           -       41,766       (55,076)    6,850,756        524,679
  Unrealized gain (loss) end of year ..............     235,942      54,093      188,318        41,766    24,619,842      6,850,756
                                                     ----------   ---------  -----------   -----------  ------------  -------------

    Net change in unrealized gain (loss) for the year
      year ........................................     181,849      54,093      146,552        96,842    17,769,086      6,326,077
                                                     ----------   ---------  -----------   -----------  ------------  -------------

Net increase (decrease) in net assets
  resulting from operations .......................     175,369      20,048      (61,000)      744,789    21,722,931      8,348,442
                                                     ----------   ---------  -----------   -----------  ------------  -------------




UNIT TRANSACTIONS:
Participant purchase payments .....................     356,075     218,628   10,780,396    10,555,963    20,501,481     24,721,814
Participant transfers from other Travelers accounts     396,049     163,991    9,966,674     5,567,605    22,940,418     18,127,293
Administrative charges ............................        (139)         (8)      (2,589)         (962)       (9,779)        (4,656)
Contract surrenders ...............................     (50,621)        (42)  (2,620,791)     (381,335)   (3,272,036)    (1,421,861)
Participant transfers to other Travelers accounts .      (3,466)          -   (5,786,932)   (2,325,360)  (10,260,985)    (8,525,339)
Other payments to participants ....................           -           -     (339,379)      (17,824)     (415,779)       (89,156)
                                                     ----------   ---------  -----------   -----------  ------------  -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ............     697,898     382,569   11,997,379    13,398,087    29,483,320     32,808,095
                                                     ----------   ---------  -----------   -----------  ------------  -------------

      Net increase (decrease) in net assets .......     873,267     402,617   11,936,379    14,142,876    51,206,251     41,156,537




NET ASSETS:

  Beginning of year ...............................     402,617           -   17,460,881     3,318,005    52,052,799     10,896,262
                                                     ----------   ---------  -----------   -----------  ------------  -------------

  End of year .....................................  $1,275,884   $ 402,617  $29,397,260   $17,460,881  $103,259,050  $  52,052,799
                                                     ==========   =========  ===========   ===========  ============  =============


                                       PUTNAM DIVERSIFIED INCOME
   MFS TOTAL RETURN PORTFOLIO                   PORTFOLIO                 COMSTOCK PORTFOLIO           DOMESTIC INCOME PORTFOLIO
------------------------------     -----------------------------     ----------------------------    ------------------------------
       1999             1998             1999             1998             1999           1998             1999             1998
       ----             ----             ----             ----             ----           ----             ----             ----
 $  4,888,194     $  1,558,787     $    256,160     $     95,821     $      6,131     $         -     $    111,393     $          -
--------------   --------------   ---------------  --------------   --------------   -------------   --------------   --------------


      832,358          438,988           56,428           29,933            1,248               -           22,294            3,763
       99,883           52,679            6,771            3,592              150               -            2,675              452
--------------   --------------   ---------------  --------------   --------------   -------------   --------------   --------------
    3,955,953        1,067,120          192,961           62,296            4,733               -           86,424           (4,215)
--------------   --------------   ---------------  --------------   --------------   -------------   --------------   --------------




    7,373,728        1,399,138        1,301,551          317,244            1,009               -          303,093          162,991
    7,417,784        1,234,969        1,367,811          301,769            1,031               -          314,853          162,244
--------------   --------------   ---------------  --------------   --------------   -------------   --------------   --------------

      (44,056)         164,169          (66,260)          15,475              (22)              -          (11,760)             747
--------------   --------------   ---------------  --------------   --------------   -------------   --------------   --------------


    2,455,109          416,951          (65,928)          41,520                -               -           24,917                -
     (809,914)       2,455,109         (206,576)         (65,928)          (2,692)              -         (105,336)          24,917
--------------   --------------   ---------------  --------------   --------------   -------------   --------------   --------------

   (3,265,023)       2,038,158         (140,648)        (107,448)          (2,692)              -         (130,253)          24,917
--------------   --------------   ---------------  --------------   --------------   -------------   --------------   --------------


      646,874        3,269,447          (13,947)         (29,677)           2,019               -          (55,589)          21,449
--------------   --------------   ---------------  --------------   --------------   -------------   --------------   --------------





   14,478,136       29,032,693          607,174        1,847,458          113,277               -        1,414,178        1,017,236
   15,141,599       15,234,912        1,514,841        1,493,786          434,143               -          442,239           68,934
       (9,381)          (5,778)          (1,179)            (544)              (5)              -             (120)              (5)
   (3,780,910)      (1,545,201)        (119,485)        (166,521)          (6,339)              -         (132,857)         (51,190)
   (8,870,264)      (2,670,876)      (1,230,451)        (323,542)               -               -         (270,288)        (116,930)
     (760,914)        (352,586)         (36,030)               -                -               -           (6,253)               -
--------------   --------------   ---------------  --------------   --------------   -------------   --------------   --------------


   16,198,266       39,693,164          734,870        2,850,637          541,076               -        1,446,899          918,045
--------------   --------------   ---------------  --------------   --------------   -------------   --------------   --------------

   16,845,140       42,962,611          720,923        2,820,960          543,095               -        1,391,310          939,494





   54,749,547       11,786,936        4,032,690        1,211,730                -               -          939,494                -
--------------   --------------   ---------------  --------------   --------------   -------------   --------------   --------------

 $ 71,594,687     $ 54,749,547     $  4,753,613     $  4,032,690     $    543,095     $         -     $  2,330,804     $    939,494
==============   ==============   ==============   ==============   ==============   ==============  ==============   ==============

7. SCHEDULE OF FUND ABD II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)

                                                          EMERGING GROWTH
                                                              PORTFOLIO           ENTERPRISE PORTFOLIO       GOVERNMENT PORTFOLIO
                                                      ------------------------   -------------------------   ----------------------
                                                          1999        1998            1999         1998         1999        1998
                                                          ----        ----            ----         ----         ----        ----
INVESTMENT INCOME:

Dividends .........................................   $         -   $        -    $   233,446   $        -   $   71,677   $      -
                                                      -----------   ----------    -----------   ----------   ----------   --------

EXPENSES:
Insurance charges .................................        53,330        5,346         54,054        6,895       19,365      3,133
Administrative fees ...............................         6,400          641          6,486          828        2,324        376
                                                      -----------   ----------    -----------   ----------   ----------   --------
    Net investment income (loss) ..................       (59,730)      (5,987)       172,906       (7,723)      49,988     (3,509)
                                                      -----------   ----------    -----------   ----------   ----------   --------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..................       948,778       43,146      1,127,701       87,352      762,071     50,195
  Cost of investments sold ........................       731,984       43,824      1,100,113       96,592      797,072     49,536
                                                      -----------   ----------    -----------   ----------   ----------   --------

    Net realized gain (loss) ......................       216,794         (678)        27,588       (9,240)     (35,001)       659
                                                      -----------   ----------    -----------   ----------   ----------   --------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ........       208,735            -        220,881            -       16,709          -
  Unrealized gain (loss) end of year ..............     4,432,675      208,735      1,349,664      220,881      (73,383)    16,709
                                                      -----------   ----------    -----------   ----------   ----------   --------

    Net change in unrealized gain (loss) for the
      year ........................................     4,223,940      208,735      1,128,783      220,881      (90,092)    16,709
                                                      -----------   ----------    -----------   ----------   ----------   --------

Net increase (decrease) in net assets
    resulting from operations .....................     4,381,004      202,070      1,329,277      203,918      (75,105)    13,859
                                                      -----------   ----------    -----------   ----------   ----------   --------




UNIT TRANSACTIONS:
Participant purchase payments .....................     2,922,244    1,060,781      2,871,544    1,590,891    1,108,484    723,786
Participant transfers from other Travelers accounts     3,555,105      141,971      3,801,872      264,873      707,602    107,728
Administrative charges ............................          (449)         (19)          (652)         (27)        (172)       (11)
Contract surrenders ...............................       (47,294)      (3,012)       (71,074)      (2,731)     (25,323)   (51,392)
Participant transfers to other Travelers accounts .    (1,336,514)     (20,150)    (1,410,540)     (99,751)    (705,226)         -
Other payments to participants ....................       (47,654)           -        (16,954)           -      (18,098)         -
                                                      -----------   ----------    -----------   ----------   ----------   --------

    Net increase (decrease) in net assets
      resulting from unit transactions ............     5,045,438    1,179,571      5,174,196    1,753,255    1,067,267    780,111
                                                      -----------   ----------    -----------   ----------   ----------   --------

      Net increase (decrease) in net assets .......     9,426,442    1,381,641      6,503,473    1,957,173      992,162    793,970




NET ASSETS:
  Beginning of year ...............................     1,381,641            -      1,957,173            -      793,970          -
                                                      -----------   ----------    -----------   ----------   ----------   --------
  End of year .....................................   $10,808,083   $1,381,641    $ 8,460,646   $1,957,173   $1,786,132   $793,970
                                                      ===========   ==========    ===========   ==========   ==========   ========



                                VAN KAMPEN MONEY MARKET     MORGAN STANLEY REAL ESTATE
GROWTH AND INCOME PORTFOLIO             PORTFOLIO            SECURITIES PORTFOLIO         EMERGING MARKETS PORTFOLIO
---------------------------   --------------------------    --------------------------    --------------------------
   1999           1998           1999           1998           1999           1998           1999           1998
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$   400,408    $         -    $   265,167    $    85,351    $    54,360    $         -    $   124,499    $     4,860
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     54,824          9,395         72,714         21,758         12,085          3,070         16,194          2,092
      6,579          1,128          8,726          2,611          1,450            368          1,943            251
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
    339,005        (10,523)       183,727         60,982         40,825         (3,438)       106,362          2,517
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------




    150,984        105,400      5,389,393      2,354,130        255,637         18,941        170,122         12,933
    138,558        110,239      5,389,393      2,354,130        273,124         21,662        142,637         17,067
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     12,426         (4,839)             -              -        (17,487)        (2,721)        27,485         (4,134)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    162,033              -              -              -        (16,650)             -         (3,884)             -
    354,982        162,033              -              -        (87,743)       (16,650)       838,223         (3,884)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    192,949        162,033              -              -        (71,093)       (16,650)       842,107         (3,884)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    544,380        146,671        183,727         60,982        (47,755)       (22,809)       975,954         (5,501)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------





  2,154,773      2,011,625      2,360,119      6,927,272        441,009        604,109        980,593        445,398
  2,410,895        282,122      6,709,512        278,431        445,869         64,966        983,607        136,683
       (645)           (44)          (260)           (17)          (143)           (12)          (150)            (6)
   (138,139)       (18,162)      (446,007)      (242,714)       (63,442)        (7,413)       (63,041)          (223)
   (138,588)       (80,274)    (5,957,934)    (2,100,494)      (161,383)        (8,723)      (139,577)        (3,429)
    (14,186)             -        (47,459)       (40,645)             -              -              -              -
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  4,274,110      2,195,267      2,617,971      4,821,833        661,910        652,927      1,761,432        578,423
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  4,818,490      2,341,938      2,801,698      4,882,815        614,155        630,118      2,737,386        572,922





  2,341,938              -      4,882,815              -        630,118              -        572,922              -
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$ 7,160,428    $ 2,341,938    $ 7,684,513    $ 4,882,815    $ 1,244,273    $   630,118    $ 3,310,308    $   572,922
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


7. SCHEDULE OF FUND ABD II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)

                                                                  COMBINED
                                                        ------------------------------
                                                                 1999             1998
                                                        -------------    -------------
INVESTMENT INCOME:
Dividends ...........................................   $  25,681,160    $  11,951,643
                                                        -------------    -------------

EXPENSES:
Insurance charges ...................................       7,740,785        3,242,010
Administrative fees .................................         928,894          389,045
                                                        -------------    -------------
     Net investment income (loss) ...................      17,011,481        8,320,588
                                                        -------------    -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:

  Proceeds from investments sold ....................     379,798,102       87,756,620
  Cost of investments sold ..........................     370,321,690       84,944,874
                                                        -------------    -------------

    Net realized gain (loss) ........................       9,476,412        2,811,746
                                                        -------------    -------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ..........      36,155,774          378,112
  Unrealized gain (loss) end of year ................     138,990,862       36,155,774
                                                        -------------    -------------

    Net change in unrealized gain (loss) for the year     102,835,088       35,777,662
                                                        -------------    -------------

Net increase (decrease) in net assets
  resulting from operations .........................     129,322,981       46,909,996
                                                        -------------    -------------




UNIT TRANSACTIONS:
Participant purchase payments .......................     230,945,585      250,118,712
Participant transfers from other Travelers accounts .     525,844,236      180,688,277
Administrative charges ..............................         (82,126)         (38,546)
Contract surrenders .................................     (40,380,404)     (19,665,803)
Participant transfers to other Travelers accounts ...    (415,729,534)    (107,711,107)
Other payments to participants ......................      (5,832,750)      (1,691,394)
                                                        -------------    -------------

Net increase (decrease) in net assets
  resulting from unit transactions ..................     294,765,007      301,700,139
                                                        -------------    -------------

    Net increase (decrease) in net assets ...........     424,087,988      348,610,135




NET ASSETS:
  Beginning of year .................................     439,325,538       90,715,403
                                                        -------------    -------------

  End of year .......................................   $ 863,413,526    $ 439,325,538
                                                        =============    =============


8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD II FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                                                                DREYFUS CAPITAL
                                                 CAPITAL APPRECIATION FUND            REIT SERIES           APPRECIATION PORTFOLIO
                                             ----------------------------    ----------------------------   ----------------------
                                                  1999         1998           1999            1998          1999          1998
                                                  ----         ----           ----            ----          ----          ----
Accumulation and annuity units
  beginning of year ........................   23,010,432     6,344,051       632,612               -      2,833,960             -
Accumulation units purchased and
  transferred from other Travelers accounts.   30,473,593    19,419,628       780,021         692,530      8,503,898     3,057,697
Accumulation units redeemed and
  transferred to other Travelers accounts ..   (6,541,493)   (2,753,247)     (132,274)        (59,918)      (849,459)     (223,737)
Annuity units ..............................         (131)            -             -               -              -             -
                                             ------------    ----------    ----------    ------------   ------------   -----------
Accumulation and annuity units
  end of year ..............................   46,942,401    23,010,432     1,280,359         632,612     10,488,399     2,833,960
                                             ============    ==========    ==========    ============   ============   ===========

                                                                                                           DIVERSIFIED STRATEGIC
                                                SMALL CAP PORTFOLIO          APPRECIATION PORTFOLIO          INCOME PORTFOLIO
                                             --------------------------    --------------------------   --------------------------
                                                  1999         1998           1999            1998          1999          1998
                                                  ----         ----           ----            ----          ----          ----
Accumulation and annuity units
  beginning of year ........................    3,051,249             -    16,532,767       5,241,524     24,838,532     5,444,154
Accumulation units purchased and
  transferred from other Travelers accounts.    8,524,388     3,305,330    10,111,351      12,327,036      9,890,335    22,318,744
Accumulation units redeemed and
  transferred to other Travelers accounts ..   (3,760,315)     (254,081)   (2,418,910)     (1,035,793)    (6,517,399)   (2,945,583)
Annuity units ..............................            -             -             -               -        (12,873)       21,217
                                             ------------    ----------    ----------    ------------   ------------   -----------
Accumulation and annuity units
  end of year ..............................    7,815,322     3,051,249    24,225,208      16,532,767     28,198,595    24,838,532
                                             ============    ==========    ==========    ============   ============   ===========


                                                                              EQUITY INDEX PORTFOLIO
                                              TOTAL RETURN PORTFOLIO                  CLASS II            MONEY MARKET PORTFOLIO
                                             --------------------------    --------------------------   --------------------------
                                                  1999         1998           1999            1998          1999          1998
                                                  ----         ----           ----            ----          ----          ----
Accumulation and annuity units
  beginning of year ........................    1,281,704             -             -               -     16,762,447     5,369,177
Accumulation units purchased and
  transferred from other Travelers accounts.    3,955,062     1,471,725     3,501,544               -    191,194,632    63,309,706
Accumulation units redeemed and
  transferred to other Travelers accounts ..     (273,756)     (190,021)      (41,101)              -   (170,220,325)  (51,916,436)
Annuity units ..............................            -             -             -               -              -             -
                                             ------------    ----------    ----------    ------------   ------------   -----------
Accumulation and annuity units
  end of year ..............................    4,963,010     1,281,704     3,460,443               -     37,736,754    16,762,447
                                             ============    ==========    ==========    ============   ============   ===========



8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD II FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)


                                               EMERGING MARKETS EQUITY
                                                     PORTFOLIO            GLOBAL EQUITY PORTFOLIO       MID CAP VALUE PORTFOLIO
                                              --------------------------  --------------------------   ----------------------------
                                                  1999           1998         1999           1998           1999           1998
                                              -----------    -----------  -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ........................      325,885              -    2,791,215              -      3,208,568              -
Accumulation units purchased and
  transferred from other Travelers accounts.    1,341,365        334,287    2,805,267      2,844,512      3,557,812      3,284,830
Accumulation units redeemed and
  transferred to other Travelers accounts ..     (479,459)        (8,402)    (658,829)       (53,297)    (1,013,482)       (76,262)
Annuity units ..............................            -              -            -              -              -              -
                                              -----------    -----------  -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..............................
                                                1,187,791        325,885    4,937,653      2,791,215      5,752,898      3,208,568
                                              ===========    ===========  ===========    ===========    ===========    ===========


                                                                          SALOMON BROTHERS VARIABLE   SALOMON BROTHERS VARIABLE HIGH
                                                    VALUE PORTFOLIO            CAPITAL FUND                 YIELD BOND FUND
                                              --------------------------  --------------------------  ------------------------------
                                                  1999           1998         1999           1998           1999           1998
                                              -----------    -----------  -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ........................    2,812,523              -    1,220,503              -      2,965,625              -
Accumulation units purchased and
  transferred from other Travelers accounts.    4,000,210      2,873,153    1,934,463      1,343,468      2,303,316      3,295,172
Accumulation units redeemed and
  transferred to other Travelers accounts ..     (646,285)       (60,630)    (352,021)      (122,965)    (2,188,687)      (329,547)
Annuity units ..............................            -              -            -              -              -              -
                                              -----------    -----------  -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..............................    6,166,448      2,812,523    2,802,945      1,220,503      3,085,254      2,965,625
                                              ===========    ===========  ===========    ===========    ===========    ===========


                                              SALOMON BROTHERS VARIABLE   SALOMON BROTHERS VARIABLE
                                                    INVESTORS FUND           STRATEGIC BOND FUND          EQUITY INCOME PORTFOLIO
                                              --------------------------  --------------------------    ---------------------------
                                                  1999           1998         1999           1998           1999           1998
                                              -----------    -----------  -----------    -----------    -----------    -----------

Accumulation and annuity units
  beginning of year ........................    3,232,444              -    1,887,776              -     25,733,333      6,719,150
Accumulation units purchased and
  transferred from other Travelers accounts.    6,040,352      3,379,513    4,412,015      1,925,631     16,160,752     22,606,518
Accumulation units redeemed and
  transferred to other Travelers accounts ..     (602,158)      (147,069)  (2,604,110)       (37,855)    (6,196,607)    (3,609,244)
Annuity units ..............................            -              -            -              -        (10,261)        16,909
                                              -----------    -----------  -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..............................    8,670,638      3,232,444    3,695,681      1,887,776     35,687,217     25,733,333
                                              ===========    ===========  ===========    ===========    ===========    ===========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD II FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)

                                                 FEDERATED HIGH YIELD
                                                     PORTFOLIO               FEDERATED STOCK PORTFOLIO      LARGE CAP PORTFOLIO
                                             ----------------------------    --------------------------  --------------------------
                                                  1999            1998            1999          1998          1999          1998
                                             ------------    ------------    ------------    ----------  ------------    ----------
Accumulation and annuity units
  beginning of year ........................   18,811,555       4,566,993      11,892,034     3,816,999    15,040,703     4,815,858
Accumulation units purchased and
  transferred from other Travelers accounts.   10,746,052      17,610,463       4,386,006    10,369,275    15,913,042    11,382,125
Accumulation units redeemed and
  transferred to other Travelers accounts ..   (7,296,751)     (3,365,901)     (1,861,344)   (2,311,092)   (2,901,817)   (1,157,280)
Annuity units ..............................            -               -         (10,519)       16,852          (165)            -
                                             ------------    ------------    ------------    ----------  ------------    ----------
Accumulation and annuity units
  end of year ..............................   22,260,856      18,811,555      14,406,177    11,892,034    28,051,763    15,040,703
                                             ============    ============    ============    ==========  ============    ==========


                                                LAZARD INTERNATIONAL STOCK         MFS EMERGING GROWTH      MFS MID CAP GROWTH
                                                        PORTFOLIO                      PORTFOLIO                  PORTFOLIO
                                             ----------------------------    --------------------------  --------------------------
                                                 1999            1998            1999          1998          1999          1998
                                             ------------    ------------    ------------    ----------  ------------    ----------
Accumulation and annuity units
  beginning of year ........................   17,270,810       5,694,288      15,538,984     4,218,974       965,761             -
Accumulation units purchased and
  transferred from other Travelers accounts.  121,373,724      34,619,471      10,157,863    12,610,230     4,204,178     1,029,103
Accumulation units redeemed and
  transferred to other Travelers accounts .. (113,418,185)    (23,042,949)     (2,815,126)   (1,290,220)     (409,037)      (63,342)
Annuity units ..............................            -               -               -             -             -             -
                                             ------------    ------------    ------------    ----------  ------------    ----------
Accumulation and annuity units
  end of year ..............................   25,226,349      17,270,810      22,881,721    15,538,984     4,760,902       965,761
                                             ============    ============    ============    ==========  ============    ==========


                                                MFS RESEARCH PORTFOLIO        STRATEGIC STOCK PORTFOLIO  CONVERTIBLE BOND PORTFOLIO
                                             ----------------------------    --------------------------  --------------------------
                                                 1999            1998            1999          1998          1999          1998
                                             ------------    ------------    ------------    ----------  ------------    ----------
Accumulation and annuity units
  beginning of year ........................      211,400               -         147,123             -       414,907             -
Accumulation units purchased and
  transferred from other Travelers accounts       508,408         212,507         368,698       177,120     2,172,953       428,175
Accumulation units redeemed and
  transferred to other Travelers accounts ..      (50,334)         (1,107)        (81,699)      (29,997)     (156,431)      (13,268)
Annuity units ..............................            -               -               -             -             -             -
                                             ------------    ------------    ------------    ----------  ------------    ----------
Accumulation and annuity units
  end of year ..............................      669,474         211,400         434,122       147,123     2,431,429       414,907
                                             ============    ============    ============    ==========  ============    ==========


8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD II FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)

                                        DISCIPLINED MID CAP STOCK      DISCIPLINED SMALL CAP STOCK    TRAVELERS QUALITY BOND
                                                  PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                        --------------------------     --------------------------   --------------------------
                                           1999           1998           1999           1998           1999           1998
                                        -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ................      5,142,990      1,668,733        450,528              -     15,435,236      3,137,736
Accumulation units purchased and
  transferred from other Travelers
  accounts .........................      2,491,446      4,138,168        809,275        450,591     18,386,874     14,755,637
Accumulation units redeemed and
  transferred to other Travelers
  accounts .........................       (917,810)      (663,911)       (57,399)           (63)    (7,752,884)    (2,458,137)
Annuity units ......................              -              -              -              -              -              -
                                        -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ......................      6,716,626      5,142,990      1,202,404        450,528     26,069,226     15,435,236
                                        ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                    PUTNAM DIVERSIFIED INCOME
                                         ALLIANCE GROWTH PORTFOLIO    MFS TOTAL RETURN PORTFOLIO           PORTFOLIO
                                        --------------------------     --------------------------   --------------------------
                                            1999           1998           1999           1998           1999           1998
                                        -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ................     31,011,054      8,259,362     42,017,841      9,959,634      3,797,291      1,132,608
Accumulation units purchased and
  transferred from other Travelers
  accounts .........................     23,788,319     29,810,420     22,460,175     35,743,753      2,013,693      3,122,465
Accumulation units redeemed and
  transferred to other Travelers
  accounts .........................     (7,631,299)    (7,058,728)   (10,176,248)    (3,704,031)    (1,321,521)      (457,782)
Annuity units ......................           (169)             -        (11,216)        18,485              -              -
                                        -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ......................     47,167,905     31,011,054     54,290,552     42,017,841      4,489,463      3,797,291
                                        ===========    ===========    ===========    ===========    ===========    ===========


                                         COMSTOCK PORTFOLIO           DOMESTIC INCOME PORTFOLIO       MERGING GROWTH PORTFOLIO
                                        --------------------------     --------------------------   --------------------------
                                            1999           1998           1999           1998           1999           1998
                                        -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ................              -              -        922,300              -      1,147,906              -
Accumulation units purchased and
  transferred from other Travelers
  accounts .........................        599,834              -      1,861,816      1,090,541      4,149,836      1,172,534
Accumulation units redeemed and
  transferred to other Travelers
  accounts .........................         (6,987)             -       (413,762)      (168,241)      (842,895)       (24,628)
Annuity units ......................              -              -              -              -              -              -
                                        -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ......................        592,847              -      2,370,354        922,300      4,454,847      1,147,906
                                        ===========    ===========    ===========    ===========    ===========    ===========


8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD II FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)

                                         ENTERPRISE PORTFOLIO          GOVERNMENT PORTFOLIO       GROWTH AND INCOME PORTFOLIO
                                   ----------------------------    ----------------------------    -----------------------------
                                       1999            1998            1999            1998            1999            1998
                                   ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
  beginning of year ..............    1,807,065               -         754,724               -       2,274,752               -
Accumulation units purchased and
  transferred from other Travelers
  accounts .......................    5,813,632       1,919,553       1,767,857         805,366       4,238,292       2,380,623
Accumulation units redeemed and
  transferred to other Travelers
  accounts .......................   (1,326,331)       (112,488)       (740,944)        (50,642)       (271,038)       (105,871)
Annuity units ....................            -               -               -               -               -               -
                                   ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
  end of year ....................    6,294,366       1,807,065       1,781,637         754,724       6,242,006       2,274,752
                                   ============    ============    ============    ============    ============    ============



                                       VAN KAMPEN MONEY MARKET      MORGAN STANLEY REAL ESTATE
                                               PORTFOLIO              SECURITIES PORTFOLIO            EMERGING MARKETS PORTFOLIO
                                   ----------------------------    ----------------------------    -----------------------------
                                       1999            1998            1999            1998            1999            1998
                                   ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
  beginning of year ..............    4,773,944               -         693,461               -         780,839               -
Accumulation units purchased and
  transferred from other Travelers
  accounts .......................    8,718,667       7,128,613       1,000,014         712,380       1,950,791         785,570
Accumulation units redeemed and
  transferred to other Travelers
  accounts .......................   (6,209,960)     (2,354,669)       (256,344)        (18,919)       (209,823)         (4,731)
Annuity units ..................            -               -               -               -               -               -
                                   ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
  end of year ...................    7,282,651       4,773,944       1,437,131         693,461       2,521,807         780,839
                                   ============    ============    ============    ============    ============    ============


                   COMBINED
                                   -----------------------------
                                        1999            1998
                                   ------------    ------------
Accumulation and annuity units
  beginning of year ..............  324,424,783      76,389,241
Accumulation units purchased and
  transferred from other Travelers
  accounts .......................  579,371,821     360,244,163
Accumulation units redeemed and
  transferred to other Travelers
  accounts ....................... (372,617,639)   (112,282,084)
Annuity units ....................      (45,334)         73,463
                                   ------------    ------------
Accumulation and annuity units
  end of year ....................  531,133,631     324,424,783
                                   ============    ============


                          INDEPENDENT AUDITORS' REPORT

To the Owners of Variable Annuity Contracts of The Travelers Fund ABD II for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Fund ABD II for Variable Annuities as of December 31, 1999, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1999, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund ABD II for Variable Annuities as of December 31, 1999, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                  /s/ KPMG LLP


Hartford, Connecticut
February 18,2000

                              Independent Auditors
                                    KPMG LLP
                             Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund ABD II for Variable Annuities or Fund ABD II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund ABD II for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.





FNDABDII  (Annual)   (12-99)  Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:


We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 1999 and 1998, and the related statements of income, changes in retained earnings and accumulated other changes in equity from non-owner sources and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.





/s/ KPMG LLP
---------------------
Hartford, Connecticut
January 18, 2000

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                ($ in thousands)



FOR THE YEARS ENDED DECEMBER 31,                                              1999                1998                1997
                                                                              ----                ----                ----
REVENUES
Premiums                                                                     $25,270            $23,677             $35,190
Net investment income                                                        177,179            171,003             168,653
Realized investment gains (losses)                                            (4,973)            18,493              44,871
Fee income                                                                    54,749             17,718               5,004
Other revenues                                                                13,045             11,168               3,159
----------------------------------------------------------------------------------------------------------------------------
     Total Revenues                                                          265,270            242,059             256,877
----------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                         78,072             81,371              95,639
Interest credited to contractholders                                          56,216             51,535              35,165
Amortization of deferred acquisition costs                                    38,902             15,956               4,944
Operating expenses                                                            11,326              5,012              11,554
----------------------------------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                             184,516            153,874             147,302
----------------------------------------------------------------------------------------------------------------------------

Income before federal income taxes                                            80,754             88,185             109,575
----------------------------------------------------------------------------------------------------------------------------

Federal income taxes:
     Current                                                                  21,738             18,917              33,859
     Deferred expense                                                          6,410             11,783               4,344
----------------------------------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                               28,148             30,700              38,203
============================================================================================================================

Net income                                                                   $52,606            $57,485             $71,372
============================================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                ($ in thousands)

DECEMBER 31,                                                                                    1999             1998
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (cost, $1,764,329; $1,707,347)             $1,713,948       $1,838,681
Equity securities, at fair value (cost, $34,373; $25,826)                                         33,169           26,685
Mortgage loans                                                                                   155,719          174,565
Short-term securities                                                                             81,119          126,176
Other invested assets                                                                            190,622          136,122
--------------------------------------------------------------------------------------------------------------------------
     Total Investments                                                                         2,174,577        2,302,229
--------------------------------------------------------------------------------------------------------------------------

Separate accounts                                                                              4,795,165        2,178,474
Deferred acquisition costs                                                                       350,088          177,808
Deferred federal income taxes                                                                     74,478           12,395
Premium balances receivable                                                                       22,420           16,074
Other assets                                                                                      84,605           57,524
--------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                             $7,501,333       $4,744,504
--------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits                                                                          $950,959         $963,171
Contractholder funds                                                                           1,174,636          947,411
Separate accounts                                                                              4,795,165        2,178,474
Other liabilities                                                                                114,408          114,690
--------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                         7,035,168        4,203,746
--------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                                                   3,000            3,000
Additional paid-in capital                                                                       167,316          167,314
Retained earnings                                                                                335,161          282,555
Accumulated other changes in equity from non-owner sources                                       (39,312)          87,889
--------------------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                                  466,165          540,758
--------------------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                               $7,501,333       $4,744,504
==========================================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
           STATEMENTS OF CHANGES IN RETAINED EARNINGS AND ACCUMULATED
                 OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES
                                ($ in thousands)


-----------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN RETAINED EARNINGS                         1999             1998              1997
-----------------------------------------------------------------------------------------------------------
Balance, beginning of year                                       $282,555        $225,070          $167,698
Net income                                                         52,606          57,485            71,372
Dividends to parent                                                     -               -            14,000
===========================================================================================================
Balance, end of year                                             $335,161        $282,555          $225,070
===========================================================================================================


-----------------------------------------------------------------------------------------------------------
STATEMENTS OF ACCUMULATED OTHER CHANGES
IN EQUITY FROM NON-OWNER SOURCES
-----------------------------------------------------------------------------------------------------------

Balance, beginning of year                                        $87,889         $70,277           $33,856
Unrealized gains (losses), net of tax                            (127,201)         17,612            36,421
===========================================================================================================
Balance, end of year                                             $(39,312)        $87,889           $70,277
===========================================================================================================


-----------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NON-OWNER SOURCES
-----------------------------------------------------------------------------------------------------------

Net Income                                                        $52,606         $57,485           $71,372
Other changes in equity from
     non-owner sources                                           (127,201)         17,612            36,421
-----------------------------------------------------------------------------------------------------------
Total changes in equity from
     non-owner sources                                           $(74,595)        $75,097          $107,793
===========================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ in thousands)


FOR THE YEARS ENDED DECEMBER 31,                                                      1999            1998            1997
----------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                                             $24,804          $22,300         $34,553
     Net investment income received                                                 150,107          146,158         170,460
     Benefits and claims paid                                                       (94,503)         (90,872)        (90,820)
     Interest credited to contractholders                                           (50,219)         (51,535)        (35,165)
     Operating expenses paid                                                       (235,166)        (122,327)        (64,698)
     Income taxes paid                                                              (29,369)         (25,214)        (22,440)
     Other, including fee income                                                     46,028          (46,099)        (16,128)
----------------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by (Used in) Operating Activities                       (188,318)         (75,391)          8,018
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                                           213,402          113,456          81,899
         Mortgage loans                                                              28,002           25,462           8,972
     Proceeds from sales of investments
         Fixed maturities                                                           774,096        1,095,976         856,846
         Equity securities                                                            5,146            6,020          12,404
         Mortgage loans                                                                   -                -           5,483
         Real estate held for sale                                                        -                -           4,493
     Purchases of investments
         Fixed maturities                                                        (1,025,110)      (1,320,704)     (1,020,803)
         Equity securities                                                          (12,524)         (13,653)         (6,382)
         Mortgage loans                                                              (8,520)         (39,158)        (41,967)
     Policy loans, net                                                               (5,316)          (2,010)         (1,144)
     Short-term securities (purchases) sales, net                                    45,057           43,054         (88,067)
     Other investments (purchases) sales, net                                       (44,621)           1,110         (51,502)
     Securities transactions in course of settlement, net                           (7,033)           36,459          10,526
----------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                                      (37,421)         (53,988)       (229,242)
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                                   308,953          211,476         325,932
     Contractholder fund withdrawals                                                (83,817)         (83,036)        (89,145)
     Dividends to parent company                                                          -                -         (14,000)
----------------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                                  225,136          128,440         222,787
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        (603)            (939)          1,563
============================================================================================================================
Cash at December 31,                                                                    $21             $624          $1,563
============================================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS



1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     Basis of Presentation

     The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup). The financial statements and accompanying footnotes of the Company are prepared in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not.

     Certain prior year amounts have been reclassified to conform to the 1999 presentation.


     ACCOUNTING CHANGES

     Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

     Effective January 1, 1997, the Company adopted Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (FAS 125). This statement establishes accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. These standards are based on an approach that focuses on control. Under this approach, after a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. FAS 125 provides standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. Effective January 1, 1998, the Company adopted the collateral provisions of FAS 125 which were not effective until 1998 in accordance with Statement of Financial Accounting Standards No. 127, "Deferral of the Effective Date of Certain Provisions of SFAS 125". The adoption of the collateral provisions of FAS 125 created additional assets and liabilities on the Company's statement of financial position related to the recognition of securities provided and received as collateral. There was no impact on the results of operations from the adoption of the collateral provisions of FAS 125.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING FOR THE COSTS OF COMPUTER SOFTWARE DEVELOPED OR OBTAINED FOR INTERNAL USE

     During the third quarter of 1998, the Company adopted (effective January 1, 1998) the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" (SOP 98-1). SOP 98-1 provides guidance on accounting for the costs of computer software developed or obtained for internal use and for determining when specific costs should be capitalized or expensed. The adoption of SOP 98-1 had no impact on the Company's financial condition, statement of operations or liquidity.

     ACCOUNTING BY INSURANCE AND OTHER ENTERPRISES FOR INSURANCE - RELATED ASSESSMENTS

     In January 1999, the Company adopted (effective January 1, 1999) Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 provides guidance for determining when an entity should recognize a liability for guaranty-fund and other insurance-related assessments, how to measure that liability, and when an asset may be recognized for the recovery of such assessments through premium tax offsets or policy surcharges. The adoption of this SOP had no impact on the Company's financial condition, results of operations or liquidity.

     ACCOUNTING POLICIES

     Investments

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market. Impaired loans were insignificant at December 31, 1999 and 1998.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost which approximates market.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. All changes in equity of these investments are recorded in net investment income.

     Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures, options, forward contracts and interest rate swaps, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. Hedge accounting is used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment.

     Gains and losses arising from financial futures contracts are used to adjust the basis of hedged investments and are recognized in net investment income over the life of the investment.

     Forward contracts, and interest rate options were not significant at December 31, 1999 and 1998. Information concerning derivative financial instruments is included in Note 4.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

     POLICY LOANS

     Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

     SEPARATE ACCOUNTS

     The Company has separate account assets and liabilities representing funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts have specific investment objectives. The assets and liabilities of these accounts are carried at fair value, and amounts assessed to the contractholders for management services are included in fee income. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     DEFERRED ACQUISITION COSTS

     Costs of acquiring individual life insurance and annuity business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. A 15 to 20-year amortization period is used for life insurance, and a seven to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     VALUE OF INSURANCE IN FORCE

     The value of insurance in force is an asset recorded at the time of acquisition of an insurance company. It represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     FUTURE POLICY BENEFITS

     Benefit reserves represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuity policies have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 3.0% to 7.5%, including a provision for adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent receipts from the issuance of universal life, certain individual annuity contracts, and structured settlement contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.3% to 10.0%.

     OTHER LIABILITIES

     Included in Other Liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 1999, the Company's liability for guaranty fund assessments was not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on the statutory surplus of the Company is not material.

     The NAIC recently completed a process intended to codify statutory accounting practices for certain insurance enterprises. As a result of this process, the NAIC issued a revised statutory Accounting Practices and Procedures Manual - version effective January 1, 2001 (the revised Manual) that will be effective for years beginning January 1, 2001. It is expected that the State of Connecticut will require that, effective January 1, 2001, insurance companies domiciled in Connecticut prepare their statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted by the Connecticut insurance commissioner. The Company has not yet determined the impact that this change will have on its statutory capital and surplus.

     PREMIUMS

     Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods.

     FEE INCOME

     Fee income includes mortality and equity protection charges and fees earned on Universal Life and Deferred Annuity businesses.

     OTHER REVENUES

     Other revenues include surrender, mortality and administrative charges, and fees earned on investment and other insurance contracts.

     FEDERAL INCOME TAXES

     The provision for federal income taxes comprises two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities. The deferred federal income tax asset is recognized to the extent that future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be recognized.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). This statement establishes accounting and reporting standards for derivative instruments,

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     including certain derivative instruments embedded in other contracts, (collectively referred to as derivatives) and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. Upon initial application of FAS 133, hedging relationships must be designated anew and documented pursuant to the provisions of this statement. FAS 133 was to be effective for all fiscal quarters of fiscal years beginning after June 15, 1999. However, in June 1999 the FASB issued Statement of Financial Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" (FAS 137) which allows entities that have not adopted FAS 133 to defer its effective date to all fiscal quarters of all fiscal years beginning after June 15, 2000. The Company expects to adopt the deferral provisions of FAS 137 and has not yet determined the impact that FAS 133 will have on its financial statements.

2.   REINSURANCE

     The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Total in-force business ceded under reinsurance contracts is $12.8 billion and $8.8 billion at December 31, 1999 and 1998, including $63 million and $70 million, respectively to TIC. Total life insurance premiums ceded were $6.5 million, $4.2 million and $2.4 million in 1999, 1998 and 1997, respectively. Ceded premiums paid to TIC were immaterial for these same periods.

3.   SHAREHOLDER'S EQUITY

     Shareholder's Equity and Dividend Availability

     The Company's statutory net income (loss) was $(23.4) million, $(3.2) million and $80.3 million for the years ended December 31, 1999, 1998 and 1997, respectively.

     Statutory capital and surplus was $294 million and $328 million at December 31, 1999 and 1998, respectively.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. Statutory surplus of $29.4 million is available in 2000 for dividend payments by the Company without prior approval of the Connecticut Insurance Department.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


Accumulated Other Changes in Equity from Non-Owner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity From Non-Owner Sources were as follows:

--------------------------------------------------------------------------------------------------------------------

                                                             NET                                ACCUMULATED
                                                             UNREALIZED        FOREIGN          OTHER CHANGES
                                                             GAINS ON          CURRENCY         IN EQUITY FROM
                                                             INVESTMENT        TRANSLATION      NON-OWNER
($ in thousands)                                             SECURITIES        ADJUSTMENT       SOURCES
--------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 1997                                       $33,856               $ --        $33,856
Unrealized gains on investment securities,
   net of tax of $35,316                                        65,587                 --         65,587
Less: reclassification adjustment for gains
   included in net income, net of tax of $(15,705)             (29,166)                --        (29,166)
--------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                           36,421                 --         36,421
--------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 1997                                      70,277                 --         70,277
Unrealized gain on investment securities,
   net of tax of $15,957                                        29,632                 --         29,632
Less: reclassification adjustment for gains
  included in net income, net of tax of $(6,473)               (12,020)                --        (12,020)
--------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                           17,612                 --         17,612
--------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 1998                                      87,889                 --         87,889
Unrealized gains on investment securities,
   net of tax of $(70,234)                                    (130,433)                --       (130,433)
Less: reclassification adjustment for losses
   included in net income, net of tax of $1,741                  3,232                 --          3,232
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                         (127,201)                --       (127,201)
====================================================================================================================
BALANCE, DECEMBER 31, 1999                                   $ (39,312)              $ --      $ (39,312)
====================================================================================================================

4.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivative Financial Instruments

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts as a means of hedging exposure to interest rate, equity price, and foreign currency risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. These derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     associated with these instruments can be less than these amounts. For interest rate swaps, options, and forward contracts, credit risk is limited to the amounts that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties. The Company as a writer of option contracts has no credit risk since the counterparty has no performance obligation after it has paid a cash premium.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

     The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts which offset asset price changes resulting from changes in market interest rates until an investment is purchased or a product is sold.

     Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

     At December 31, 1999 and 1998, the Company held financial futures contracts with notional amounts of $48.7 million and $41.5 million, respectively. The deferred gains and/or losses on these contracts were not significant at December 31, 1999 and 1998. At December 31, 1999 and
     1998, the Company's futures contracts had no fair value because these contracts are marked to market and settled in cash daily.

     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

     As of December 31, 1999 and 1998, the Company held interest rate swap contracts with notional amounts of $231.1 million and $165.3 million, respectively. The fair value of these financial instruments was $9.5 million (loss position) at December 31, 1999, and was $3.4 million (gain position) and $.7 million (loss position) at December 31, 1998. The fair values were determined using the discounted cash flow method. At December 31, 1999, the Company held swap contracts with affiliate counterparties with a notional amount of $43.7 million and a fair value of $4.7 million (loss position).

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     At December 31, 1999 and 1998, the Company held equity option contracts with notional amounts of $275.4 million and zero, respectively. The fair value of these financial instruments was $32.6 million (gain position) at December 31, 1999. The fair values were determined using the discounted cash flow method.

     The off-balance sheet risks of interest rate options and forward contracts were not significant at December 31, 1999 and 1998.

     Financial Instruments with Off-Balance Sheet Risk

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. The off-balance sheet risk of these financial instruments was not significant at December 31, 1999 and 1998.

     Fair Value of Certain Financial Instruments

     The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments that are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

     At December 31, 1999, investments in fixed maturities had a carrying value and a fair value of $1.8 billion and $1.7 billion, respectively, compared with a carrying value and a fair value of $1.7 billion and $1.8 billion, respectively, at December 31, 1998. See Notes 1 and 10.

     At December 31, 1999, mortgage loans had a carrying value of $155.7 million and a fair value of $156.0 million and in 1998 had a carrying value of $174.6 million and a fair value of $185.7 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     The carrying values of short-term securities and policy loans totaling $91.3 million and $131.1 million in 1999 and 1998, respectively, approximated their fair values and are included in other invested assets.

     The carrying values of $57.6 million and $36.5 million of financial instruments classified as other assets approximated their fair values at December 31, 1999 and 1998, respectively. The carrying values of $100.2 million and $98.4 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 1999 and 1998, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     At December 31, 1999, contractholder funds with defined maturities had a carrying value of $878.9 million and a fair value of $780.5 million, compared with a carrying value of $725.6 million and a fair value of $698.1 million at December 31, 1998. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $481.8 million and a fair value of $409.2 million at December 31, 1999, compared with a carrying value of $483.0 million and a fair value of $442.5 million at December 31, 1998. These contracts generally are valued at surrender value.

5.   COMMITMENTS AND CONTINGENCIES

     Financial Instruments with Off-Balance Sheet Risk

     See Note 4.

     Litigation

     In the ordinary course of business, the Company is a defendant or co-defendant in various litigation matters incidental to and typical of the businesses in which it is engaged. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

6.   BENEFIT PLANS

     Pension and Other Postretirement Benefits

     The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by The Travelers Insurance Group Inc. (TIGI), TIC's direct parent. The Company's share of net expense for the qualified pension and other postretirement benefit plans was not significant for 1999, 1998 and 1997.

     401(k) Savings Plan

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. Effective January 1, 1997, the Company discontinued matching contributions for the majority of its employees. The Company's expenses in connection with the 401(k) savings plan were not significant in 1999, 1998 and 1997.

7.   RELATED PARTY TRANSACTIONS

     The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI, including the Company, are handled by two companies. TIC handles banking functions for the life and annuity operations of Travelers Life & Annuity and some of its non-insurance affiliates. The Travelers Indemnity Company handles banking functions for the property-casualty operations, including most of its property-casualty insurance and non-insurance affiliates. Settlements between companies are made at least monthly. TIC provides various employee benefit

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     coverages to certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment advisory and management services, data processing services and claims processing services are provided by affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 1999 and 1998, the pool totaled approximately $2.6 billion and $2.3 billion, respectively. The Company's share of the pool amounted to $31.4 million and $93.1 million at December 31, 1999 and 1998, respectively, and is included in short-term securities in the balance sheet.

     The Company's TTM Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

     The Company sold structured settlement annuities to the insurance affiliates of Travelers Property Casualty Corp. (TAP). Premiums and deposits were $8.9 million and $70.6 million for 1998 and 1997, respectively. The reduction in premiums and deposits from 1997 to 1998 was a result of a decision during 1998 to use TIC as the primary issuer of structured settlement annuities and the Company as the assignment company. Policy reserves and contractholder fund liabilities associated with these structured settlements were $766.4 million and $808.7 million at December 31, 1999 and 1998, respectively.

     The Company began distributing variable annuity products through its affiliate, the Financial Consultants of Salomon Smith Barney (SSB) in 1995. Premiums and deposits related to these products were $1.1 billion, $932.1 million and $615.6 million in 1999, 1998 and 1997, respectively. In 1996, the Company began marketing various life products through SSB as well. New premiums related to such products were $40.8 million, $44.5 million and $24.4 million in 1999, 1998 and 1997, respectively.

     During 1998, the Company began distributing deferred annuity products through its affiliates Primerica Financial Services (Primerica), Citibank, N.A. (Citibank) and The Copeland Companies (Copeland). Deposits received from Primerica were $763 million and $216 million. Deposits from Citibank and Copeland were immaterial for 1999 and 1998.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and key employees. To further encourage employee stock ownership, during 1997 Citigroup introduced the WealthBuilder stock option program. Under this program, all employees meeting certain requirements are granted Citigroup stock options.

     Most leasing functions for TIGI and its subsidiaries are handled by TAP. Rent expense related to these leases is shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 1999, 1998 and 1997.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     At December 31, 1999 and 1998, the Company had investments in Tribeca Investments, L.L.C., an affiliate of the Company, in the amounts of $22.3 million and $18.3 million, respectively, included in other invested assets.

     The Company has loaned $16.6 million of Corporate Bonds to SSB as of December 31, 1999.

8.   FEDERAL INCOME TAXES

     The net deferred tax assets at December 31, 1999 and 1998 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

      ($ in thousands)                                                                      1999              1998
                                                                                            ----              ----
      ----------------------------------------------------------------------------------------------------------------
      Deferred Tax Assets:
           Benefit, reinsurance and other reserves                                        $161,629          $121,150
           Investments, net                                                                 14,270                --
           Other                                                                             2,394             2,810
      ----------------------------------------------------------------------------------------------------------------
               Total                                                                       178,293           123,960
      ----------------------------------------------------------------------------------------------------------------

      Deferred Tax Liabilities:
           Investments, net                                                                     --           (56,103)
           Deferred acquisition costs and value of insurance in force                     (100,537)          (51,993)
           Other                                                                            (1,208)           (1,399)
      ----------------------------------------------------------------------------------------------------------------
               Total                                                                      (101,745)         (109,495)
      ----------------------------------------------------------------------------------------------------------------

      Net Deferred Tax (Liability) Asset Before Valuation Allowance                         76,548            14,465
      Valuation Allowance for Deferred Tax Assets                                           (2,070)           (2,070)
      ----------------------------------------------------------------------------------------------------------------

      Net Deferred Tax Asset After Valuation Allowance                                     $74,478           $12,395
      ----------------------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     TIC and its life insurance subsidiaries, including the Company, file a consolidated federal income tax return. Federal income taxes are allocated to each member on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability has been, and will be, paid currently to TIC. Any credits for losses have been, and will be, paid by TIC to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

     The $2.1 million valuation allowance is sufficient to cover any capital losses on investments that may exceed the capital gains able to be generated in the life insurance group's consolidated federal income tax return based upon management's best estimate of the character of the reversing temporary differences. Reversal of the valuation allowance is contingent upon the recognition of future capital gains or a change in circumstances that causes the recognition of the benefits to become more likely than not. There was no change in the valuation allowance during 1999. The initial recognition of any benefit provided by the reversal of the valuation allowance will be recognized by reducing goodwill.

     In management's judgment, the $74.5 million "net deferred tax asset after valuation allowance" as of December 31, 1999, is fully recoverable against expected future years' taxable ordinary income and capital gains. At December 31, 1999, the Company had no ordinary or capital loss carryforwards.

     The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.


9.       NET INVESTMENT INCOME

        --------------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,
        ($ in thousands)                                                    1999            1998            1997
        --------------------------------------------------------------------------------------------------------------
        GROSS INVESTMENT INCOME
             Fixed maturities                                              $136,039        $130,825        $120,900
             Joint venture and partnership income                            22,175          22,107          32,336
             Mortgage loans                                                  16,126          15,969          14,905
             Other                                                            4,417           3,322           2,284
        --------------------------------------------------------------------------------------------------------------
                                                                            178,757         172,223         170,425
        --------------------------------------------------------------------------------------------------------------
        Investment expenses                                                   1,578           1,220           1,772
        --------------------------------------------------------------------------------------------------------------
        Net investment income                                              $177,179        $171,003        $168,653
        --------------------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



10.  INVESTMENTS AND INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) for the periods were as follows:

        --------------------------------------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ in thousands)                                                         1999            1998            1997
        --------------------------------------------------------------------------------------------------------------
      REALIZED INVESTMENT GAINS (LOSSES)
           Fixed maturities                                                   $2,657         $15,620         $29,236
           Equity Securities                                                   1,193           1,819           8,385
           Other                                                               1,025             525           2,180
           Joint venture and partnerships                                      (9,848)           529           5,070
        --------------------------------------------------------------------------------------------------------------
               Total Realized Investment Gains (Losses)                       $(4,973)       $18,493         $44,871
        --------------------------------------------------------------------------------------------------------------


     Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from non-owner sources in shareholder's equity were as follows:

        --------------------------------------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ in thousands)                                                         1999           1998            1997
        --------------------------------------------------------------------------------------------------------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
           Fixed maturities                                                  $(181,715)      $24,336         $34,451
           Other                                                               (13,979)        2,760          21,581
        --------------------------------------------------------------------------------------------------------------
               Total unrealized investment gains (losses)                     (195,694)       27,096          56,032
           Related taxes                                                       (68,493)        9,484          19,611
        --------------------------------------------------------------------------------------------------------------
           Change in unrealized investment gains (losses)                     (127,201)       17,612          36,421
           Balance beginning of year                                            87,889        70,277          33,856
        --------------------------------------------------------------------------------------------------------------
               Balance End of Year                                            $(39,312)      $87,889         $70,277
        --------------------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



Fixed Maturities

     The amortized cost and fair values of investments in fixed maturities were as follows:

       -----------------------------------------------------------------------------------------------------------------
                                                                              GROSS            GROSS
       DECEMBER 31, 1999                                 AMORTIZED COST     UNREALIZED      UNREALIZED          FAIR
       ($ in thousands)                                                       GAINS           LOSSES           VALUE
       -----------------------------------------------------------------------------------------------------------------
       AVAILABLE FOR SALE:
            Mortgage-backed securities - CMOs and
            pass-through securities                            $211,864          $2,103       $(7,818)         $206,149
            U.S. Treasury securities and obligations
            of U.S. Government and government agencies
            and authorities                                     116,082           2,613        (3,704)          114,991
            Obligations of states and political
            subdivisions                                         29,801               7        (3,312)           26,496
            Debt securities issued by foreign
            governments                                          44,159           2,813          (198)           46,774
            All other corporate bonds                         1,358,769          10,351       (52,811)        1,316,309
            Redeemable preferred stock                            3,654              41          (466)            3,229
       -----------------------------------------------------------------------------------------------------------------
                Total Available For Sale                     $1,764,329         $17,928      $(68,309)       $1,713,948
       -----------------------------------------------------------------------------------------------------------------

       -----------------------------------------------------------------------------------------------------------------
                                                                             GROSS            GROSS
       DECEMBER 31, 1998                                 AMORTIZED COST     UNREALIZED      UNREALIZED          FAIR
       ($ in thousands)                                                       GAINS           LOSSES           VALUE
       -----------------------------------------------------------------------------------------------------------------
       AVAILABLE FOR SALE:
            Mortgage-backed securities - CMOs and
            pass-through securities                            $220,105        $ 11,571         $(193)         $231,483
            U.S. Treasury securities and obligations
            of U.S. Government and government agencies
            and authorities                                     289,376          53,782          (274)          342,884
            Obligations of states and political
            subdivisions                                         28,749             994           (17)           29,726
            Debt securities issued by foreign
            governments                                          40,786           2,966          (375)           43,377
            All other corporate bonds                         1,124,298          75,870       (13,000)        1,187,168
            Redeemable preferred stock                            4,033             119          (109)            4,043
       -----------------------------------------------------------------------------------------------------------------
                Total Available For Sale                     $1,707,347        $145,302      $(13,968)       $1,838,681
       -----------------------------------------------------------------------------------------------------------------

     Proceeds from sales of fixed maturities classified as available for sale were $774 million, $1.1 billion and $857 million in 1999, 1998 and 1997, respectively. Gross gains of $24.6 million, $32.6 million and $38.1 million and gross losses of $22.0 million, $17.0 million and $8.9 million in 1999, 1998 and 1997, respectively were realized on those sales.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $486.2 million and $427.0 million at December 31, 1999 and 1998, respectively.

     The amortized cost and fair value of fixed maturities available for sale at December 31, 1999, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        -------------------------------------------------------------------------------------------
                                                                   AMORTIZED            FAIR
        ($ in thousands)                                             COST               VALUE
        -------------------------------------------------------------------------------------------
        MATURITY:
             Due in one year or less                                 $40,556            $40,092
             Due after 1 year through 5 years                        327,632            322,082
             Due after 5 years through 10 years                      451,635            441,307
             Due after 10 years                                      732,642            704,318
        -------------------------------------------------------------------------------------------
                                                                   1,552,465          1,507,799
        -------------------------------------------------------------------------------------------

             Mortgage-backed securities                              211,864            206,149
        -------------------------------------------------------------------------------------------
                 Total Maturity                                   $1,764,329         $1,713,948
        -------------------------------------------------------------------------------------------

     The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 1999 and 1998, the Company held CMOs with a market value of $167.7 million and $181.6 million, respectively. The Company's CMO holdings were 65.9% and 62.9% collateralized by GNMA, FNMA or FHLMC securities at December 31, 1999 and 1998, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Equity Securities

     The cost and market values of investments in equity securities were as follows:

        ------------------------------------------------------------------------------------------------------------------
        EQUITY SECURITIES:                                           GROSS UNREALIZED      GROSS UNREALIZED
        ($ in thousands)                                  COST            GAINS                 LOSSES         FAIR VALUE
        ------------------------------------------------------------------------------------------------------------------
        DECEMBER 31, 1999
             Common stocks                                $4,966           $ 730               $ (256)            $5,440
             Non-redeemable preferred stocks              29,407             533               (2,211)            27,729
        ------------------------------------------------------------------------------------------------------------------
                 Total Equity Securities                 $34,373          $1,263              $(2,467)           $33,169
        ------------------------------------------------------------------------------------------------------------------

        DECEMBER 31, 1998
             Common stocks                                $5,185           $ 889                $(292)            $5,782
             Non-redeemable preferred stocks              20,641             707                 (445)            20,903
        ------------------------------------------------------------------------------------------------------------------
                 Total Equity Securities                 $25,826          $1,596                $(737)           $26,685
        ------------------------------------------------------------------------------------------------------------------

     Proceeds from sales of equity securities were $5.1 million, $6.0 million and $12.4 million in 1999, 1998 and 1997, respectively. Gross gains of $1.5 million, $2.6 million and $8.6 million were realized on those sales during 1999, 1998 and 1997, respectively.

     Gross losses were insignificant during the same periods.

     Mortgage Loans

     Underperforming assets include delinquent mortgage loans, loans in the process of foreclosure and loans modified at interest rates below market.

     At December 31, 1999 and 1998, the Company's mortgage loan portfolios consisted of the following:

              -----------------------------------------------------------------------------------
              ($ in thousands)                                        1999             1998
              -----------------------------------------------------------------------------------
              Current Mortgage Loans                                $151,814          $170,635
              Underperforming Mortgage Loans                           3,905             3,930
              -----------------------------------------------------------------------------------
                   Total                                            $155,719          $174,565
              -----------------------------------------------------------------------------------

     Aggregate annual maturities on mortgage loans at December 31, 1999 are as follows:

              ----------------------------------------------------------------
              ($ in thousands)
              2000                                                   $20,791
              2001                                                     1,563
              2002                                                     6,292
              2003                                                     4,896
              2004                                                     4,167
              Thereafter                                             118,010
              ================================================================
                   Total                                            $155,719
              ================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     Concentrations

     Significant individual investment concentrations included:

        ---------------------------------------------------------------------
        ($ in thousands)                             1999           1998
        ---------------------------------------------------------------------
        Tishman Speyer Joint Venture                 $63,199       $62,400
        Bell South Corp.                              23,689        53,322
        ---------------------------------------------------------------------

     The Company participates in a short-term investment pool maintained by an affiliate. See Note 7.

     Included in fixed maturities are below investment grade assets totaling $141.4 million and $102.4 million at December 31, 1999 and 1998, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade bonds.

     The Company's industry concentrations of investments, primarily fixed maturities, were as follows:

        ---------------------------------------------------------------------
        ($ in thousands)                             1999           1998
        ---------------------------------------------------------------------
        Banking                                     $152,848      $160,713
        Transportation                               139,519       155,116
        Electric utilities                           103,897       109,027
        Finance                                      103,385        69,916
        Oil & Gas                                    102,739        45,172
        ---------------------------------------------------------------------

     The Company held investments in Foreign Banks in the amount of $125 million and $115 million at December 31, 1999 and 1998, respectively, which are included in the table above.

     Below investment grade assets included in the preceding table were not significant.

     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

     Non-Income Producing Investments

     Investments included in the December 31, 1999 and 1998 balance sheets that were non-income producing were insignificant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     Restructured Investments

     Mortgage loan and debt securities which were restructured at below market terms at December 31, 1999 and 1998 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

11.  DEPOSIT FUNDS AND RESERVES
     At December 31, 1999, the Company had $2.1 billion of life and annuity deposit funds and reserves. Of that total, $1.4 billion were not subject to discretionary withdrawal based on contract terms. The remaining $.7 billion were life and annuity products that were subject to discretionary withdrawal by the contractholders. Included in the amount that is subject to discretionary withdrawal were $.5 billion of liabilities that are surrenderable with market value adjustments. The remaining $.2 billion of life insurance and individual annuity liabilities are subject to discretionary withdrawals with an average surrender charge of 4.9%. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

12.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY (USED IN)
     OPERATING ACTIVITIES
     The following table reconciles net income to net cash provided by (used in) operating activities:

        ------------------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                           1999            1998            1997
                                                                                  ----            ----            ----
        ($ in thousands)
        ------------------------------------------------------------------------------------------------------------------
        Net Income From Continuing Operations                                 $  52,606       $  57,485       $  71,372
         Adjustments to reconcile net income to cash provided by
         operating activities:
           Realized gains                                                        (4,973)        (18,493)        (44,871)
           Deferred federal income taxes                                          6,410          11,783           4,344
           Amortization of deferred policy acquisition costs                     38,902          15,956           4,944
           Additions to deferred policy acquisition costs                      (211,182)       (120,278)        (56,975)
           Investment income accrued                                            (27,072)         (3,821)            908
           Premium balances                                                        (466)         (6,786)         (3,450)
           Insurance reserves                                                   (16,431)         (8,431)          3,981
           Other                                                                (26,112)         (2,806)         27,765
        ------------------------------------------------------------------------------------------------------------------
                 Net cash provided by (used in) operations                    $(188,318)       $(75,391)         $8,018
        ------------------------------------------------------------------------------------------------------------------

13.      NON-CASH INVESTING AND FINANCING ACTIVITIES
         There were no significant non-cash investing and financing activities for 1999, 1998 and 1997.

                       STATEMENT OF ADDITIONAL INFORMATION

                       FUND ABD II FOR VARIABLE ANNUITIES
                           (ACCESS AND ACCESS SELECT)





                      Individual Variable Annuity Contract
                                    issued by




                     The Travelers Life and Annuity Company
                                One Tower Square
                           Hartford, Connecticut 06183





L-21195S                                                               May 2000

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

           Statement of Assets and Liabilities as of December 31, 1999 Statement of Operations for the year ended December 31, 1999 Statement of Changes in Net Assets for the years ended December 31, 1999 and 1998
           Statement of Investments as of December 31, 1999
           Notes to Financial Statements

       The financial statements of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

           Statements of Income for the years ended December 31, 1999, 1998 and 1997
           Balance Sheets as of December 31, 1999 and 1998
           Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 1999, 1998 and 1997
           Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997
           Notes to Financial Statements

(b)    Exhibits

1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed December 22, 1995.)

2.     Exempt.

3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and CFBDS, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60215 filed November 9, 1998)

3(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4, filed May 23, 1997.) (Incorporated herein by reference to Exhibit 3(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60215 filed November 9, 1998)

4. Form of Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, filed June 17, 1996.)

5.     None.

6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

6(b). By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

7.     None.

8.     None.

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 33-65339, filed April 29, 1997.)

10.    Consent of KPMG LLP, Independent Certified Public Accountants.

13. Schedule for computation of each performance quotation - Standardized. (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-232237 filed July 3, 1997.)

13. Schedule for computation of each performance quotation - Non-Standardized. (Incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 33-65339, filed April 29, 1997.)

15(a). Powers of Attorney authorizing Jay S. Fishman or Ernest J. Wright as signatory for Michael A. Carpenter, Robert I. Lipp, Charles O. Prince III, Marc P. Weill, Irwin R. Ettinger, Donald T. DeCarlo and Christine B. Mead. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, filed December 22, 1995.)

15(b). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 33-65339, filed April 17, 2000.)

Item 25. Directors and Officers of the Depositor

George C. Kokulis*                                                      Director, President and Chief Executive Officer
Katherine M. Sullivan*                                                  Director and Senior Vice President
Marc P. Weill**                                                         Director and Senior Vice President
Mary Jean Thornton*                                                     Executive Vice President and
                                                                        Chief Information Officer
Stuart Baritz***                                                        Senior Vice President
Barry Jacobson*                                                         Senior Vice President
Russell H. Johnson*                                                     Senior Vice President
Marla Berman Lewitus*                                                   Senior Vice President and General Counsel
Brendan Lynch*                                                          Senior Vice President
Warren H. May*                                                          Senior Vice President
Kathleen Preston*                                                       Senior Vice President
David A. Tyson*                                                         Senior Vice President
F. Denney Voss*                                                         Senior Vice President
Glenn D. Lammey*                                                        Chief Financial Officer, Chief
                                                                        Accounting Officer and Controller
David A. Golino*                                                        Vice President
Donald R. Munson, Jr.*                                                  Vice President
Anthony Cocolla                                                         Second Vice President
Scott R. Hansen                                                         Second Vice President
Linn K. Richardson*                                                     Second Vice President and Actuary
Paul Weissman                                                           Second Vice President and Actuary
Ernest J. Wright*                                                       Vice President and Secretary
Kathleen A. McGah*                                                      Assistant Secretary and
                                                                          Deputy General Counsel
Principal Business Address:
*    The Travelers Life and Annuity Company                                  **   Citigroup Inc.
     One Tower Square                                                             388 Greenwich Street
     Hartford, CT  06183                                                          New York, N.Y. 10013

***  Travelers Portfolio Group
     1345 Avenue of the Americas
     New York, NY 10105


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

       Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-40191, filed April 12, 2000.

Item 27. Number of Contract Owners

As of February 29, 2000, 3,492 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28. Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)        CFBDS, Inc.
           21 Milk Street
           Boston, MA 02109

CFBDS, Inc. also serves as principal underwriter for the following :

(a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds(SM) International Growth & Income Portfolio, CitiFunds(SM) International Growth Portfolio, CitiFunds(SM) U.S. Treasury Reserves, CitiFunds(SM) Cash Reserves, CitiFunds(SM) Premium U.S. Treasury Reserves, CitiFunds(SM) Premium Liquid Reserves, CitiFunds(SM) Institutional U.S. Treasury Reserves, CitiFunds(SM) Institutional Liquid Reserves, CitiFunds(SM) Institutional Cash Reserves, CitiFunds(SM) Tax Free Reserves, CitiFunds(SM) Institutional Tax Free Reserves, CitiFunds(SM) California Tax Free Reserves, CitiFunds(SM) Connecticut Tax Free Reserves, CitiFunds(SM) New York Tax Free Reserves, CitiFunds(SM) New York Tax Free Income Portfolio, CitiFunds(SM) National Tax Free Income Portfolio, CitiFunds(SM) California Tax Free Income Portfolio, CitiFunds(SM) Intermediate Income Portfolio, CitiFunds(SM) Balanced Portfolio, CitiFunds(SM) Small Cap Value Portfolio, CitiFunds(SM) Growth & Income Portfolio, CitiFunds(SM) Large Cap Growth Portfolio, CitiFunds(SM) Small Cap Growth Portfolio, CitiFunds(SM) Short-Term U.S. Government Income Portfolio, CitiFunds(SM) Emerging Asian Markets Equity Portfolio CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500, CitiFunds(SM) Small Cap Growth VIP Portfolio, CitiSelect(R) Folio 100, CitiSelect(R) Folio 200, CitiSelect(R) Folio 300, CitiSelect(R) Folio 400, and CitiSelect(R) Folio 500.

CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, High Yield Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio, Emerging Asian Markets Equity Portfolio.

CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities

CFBDS is also the distributor for the following funds: Emerging Growth Fund, Government Fund, Growth and Income Fund, International Equity Fund, Municipal Fund, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Long-Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio.

CFBDS is also the distributor for the following Smith Barney Mutual Fund registrants: Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund, Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Large Cap Blend Fund, Smith Barney Fundamental Value Fund Inc., Smith Barney Balanced Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Total Return Bond Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Special Equities Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Income Fund, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S. Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Balanced Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Alliance Growth Portfolio, GT Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, TBC Managed Income Portfolio, Van Kampen American Capital Enterprise Portfolio, Centurion Tax-Managed U.S. Equity Fund, Centurion Tax-Managed International Equity Fund, Centurion U.S. Protection Fund, Centurion International Protection Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government

Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS Emerging Growth Series.

CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Total Return Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, and Salomon Brothers Variable Asia Growth Fund.

(b) The information required by this Item 29 with respect to each director and officer of CFBDS, Inc. is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c).   Not Applicable.

Item 30. Location of Accounts and Records

       The Travelers Life and Annuity Company
       One Tower Square
       Hartford, Connecticut  06183

Item 31. Management Services

       Not applicable.

Item 32. Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 17th day of April, 2000.

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                                  (Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)




                                 By:*GLENN D. LAMMEY
                                     -------------------------------------------
                                     Glenn D. Lammey, Chief Financial Officer,
                                     Chief Accounting Officer and Controller


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 17th day of April 2000.


*GEORGE C. KOKULIS                               Director, President and Chief Executive Officer
---------------------------------                (Principal Executive Officer)
 (George C. Kokulis)

*KATHERINE M. SULLIVAN                           Director
---------------------------------
 (Katherine M. Sullivan)

*MARC P. WEILL                                   Director
---------------------------------
 (Marc P. Weill)

*By: /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
No.                Description                                  Method of Filing
-------            -----------                                  ----------------
10.          Consent of KPMG LLP, Independent                   Electronically
             Certified Public Accountants.